UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)
Catalyst Buffered Shield Fund

Class A (SHIEX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.49%

How did the Fund perform during the reporting period?

The performance of the Fund for the fiscal year ended June 30, 2026 was primarily driven by higher returns for the S&P 500® Index (the "S&P 500") and, to a lesser extent, a modest increase in the yield curve. Markets are pricing in a rate hike by the Fed and, while expectations are for further increases in the S&P 500, there remain persistent concerns regarding geopolitical risks, inflation, soaring artificial intelligence valuations, and high general debt levels. The Fund seeks to participate in upward equity price moves, while mitigating the potential for significant downside risk.

During the fiscal year ended June 30, 2026, the Fund’s investment strategy resulted in performance that was generally in line with manager expectations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Buffered Shield Fund	Catalyst Buffered Shield Fund - with load	S&P 500® Index
Jun-2016	$10,000	$9,423	$10,000
Jun-2017	$11,096	$10,455	$11,790
Jun-2018	$12,110	$11,411	$13,484
Jun-2019	$12,729	$11,994	$14,889
Jun-2020	$13,177	$12,416	$16,006
Jun-2021	$15,642	$14,739	$22,536
Jun-2022	$13,789	$12,992	$20,144
Jun-2023	$14,423	$13,590	$24,091
Jun-2024	$16,358	$15,413	$30,006
Jun-2025	$18,068	$17,025	$34,556
Jun-2026	$20,083	$18,923	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Buffered Shield Fund
Without Load	11.15%	5.12%	7.22%
With Load	4.74%	3.88%	6.59%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$18,865,454
  Number of Portfolio Holdings20
  Advisory Fee (net of waivers)$70,787
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.4%
Purchased Options	15.1%

What did the Fund invest in?

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.0%
PGIM Ultra Short Bond ETF	31.3%
iShares 1-5 Year Investment Grade Corporate Bond	23.0%
State Street SPDR S&P 500 ETF Trust, 09/18/26 635.0 Call	4.4%
State Street SPDR S&P 500 ETF Trust, 03/19/27 660.0 Call	3.8%
State Street SPDR S&P 500 ETF Trust, 01/15/27 680.0 Call	3.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 740.0 Call	2.7%
First American Treasury Obligations Fund, Class X	1.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 670.0 Put	0.9%
State Street SPDR S&P 500 ETF Trust, 01/15/27 620.0 Put	0.3%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Money Market	1.5%
Long Option	15.9%
Fixed Income	88.3%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-7.8%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust, 09/18/26 715.0 Call	-1.8%
State Street SPDR S&P 500 ETF Trust, 03/19/27 745.0 Call	-1.7%
State Street SPDR S&P 500 ETF Trust, 06/17/27 740.0 Put	-1.5%
State Street SPDR S&P 500 ETF Trust, 01/15/27 775.0 Call	-1.0%
State Street SPDR S&P 500 ETF Trust, 06/17/27 855.0 Call	-0.6%
State Street SPDR S&P 500 ETF Trust, 01/15/27 680.0 Put	-0.6%
State Street SPDR S&P 500 ETF Trust, 03/19/27 660.0 Put	-0.5%
State Street SPDR S&P 500 ETF Trust, 09/18/26 635.0 Put	-0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Buffered Shield Fund - Class A (SHIEX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-SHIEX

Catalyst Buffered Shield Fund

Class C (SHINX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.24%

How did the Fund perform during the reporting period?

The performance of the Fund for the fiscal year ended June 30, 2026 was primarily driven by higher returns for the S&P 500® Index (the "S&P 500") and, to a lesser extent, a modest increase in the yield curve. Markets are pricing in a rate hike by the Fed and, while expectations are for further increases in the S&P 500, there remain persistent concerns regarding geopolitical risks, inflation, soaring artificial intelligence valuations, and high general debt levels. The Fund seeks to participate in upward equity price moves, while mitigating the potential for significant downside risk.

During the fiscal year ended June 30, 2026, the Fund’s investment strategy resulted in performance that was generally in line with manager expectations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Buffered Shield Fund	S&P 500® Index
Sep-2017	$10,000	$10,000
Jun-2018	$10,707	$11,235
Jun-2019	$11,172	$12,405
Jun-2020	$11,470	$13,336
Jun-2021	$13,519	$18,777
Jun-2022	$11,827	$16,783
Jun-2023	$12,277	$20,072
Jun-2024	$13,832	$25,001
Jun-2025	$15,150	$28,792
Jun-2026	$16,716	$35,219

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 5, 2017)
Catalyst Buffered Shield Fund	10.33%	4.34%	6.00%
S&P 500® Index	22.32%	13.41%	15.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$18,865,454
  Number of Portfolio Holdings20
  Advisory Fee (net of waivers)$70,787
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.4%
Purchased Options	15.1%

What did the Fund invest in?

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.0%
PGIM Ultra Short Bond ETF	31.3%
iShares 1-5 Year Investment Grade Corporate Bond	23.0%
State Street SPDR S&P 500 ETF Trust, 09/18/26 635.0 Call	4.4%
State Street SPDR S&P 500 ETF Trust, 03/19/27 660.0 Call	3.8%
State Street SPDR S&P 500 ETF Trust, 01/15/27 680.0 Call	3.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 740.0 Call	2.7%
First American Treasury Obligations Fund, Class X	1.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 670.0 Put	0.9%
State Street SPDR S&P 500 ETF Trust, 01/15/27 620.0 Put	0.3%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Money Market	1.5%
Long Option	15.9%
Fixed Income	88.3%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-7.8%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust, 09/18/26 715.0 Call	-1.8%
State Street SPDR S&P 500 ETF Trust, 03/19/27 745.0 Call	-1.7%
State Street SPDR S&P 500 ETF Trust, 06/17/27 740.0 Put	-1.5%
State Street SPDR S&P 500 ETF Trust, 01/15/27 775.0 Call	-1.0%
State Street SPDR S&P 500 ETF Trust, 06/17/27 855.0 Call	-0.6%
State Street SPDR S&P 500 ETF Trust, 01/15/27 680.0 Put	-0.6%
State Street SPDR S&P 500 ETF Trust, 03/19/27 660.0 Put	-0.5%
State Street SPDR S&P 500 ETF Trust, 09/18/26 635.0 Put	-0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Buffered Shield Fund - Class C (SHINX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-SHINX

Catalyst Buffered Shield Fund

Class I (SHIIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	1.24%

How did the Fund perform during the reporting period?

The performance of the Fund for the fiscal year ended June 30, 2026 was primarily driven by higher returns for the S&P 500® Index (the "S&P 500") and, to a lesser extent, a modest increase in the yield curve. Markets are pricing in a rate hike by the Fed and, while expectations are for further increases in the S&P 500, there remain persistent concerns regarding geopolitical risks, inflation, soaring artificial intelligence valuations, and high general debt levels. The Fund seeks to participate in upward equity price moves, while mitigating the potential for significant downside risk.

During the fiscal year ended June 30, 2026, the Fund’s investment strategy resulted in performance that was generally in line with manager expectations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Buffered Shield Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,126	$11,790
Jun-2018	$12,179	$13,484
Jun-2019	$12,833	$14,889
Jun-2020	$13,314	$16,006
Jun-2021	$15,839	$22,536
Jun-2022	$13,998	$20,144
Jun-2023	$14,674	$24,091
Jun-2024	$16,703	$30,006
Jun-2025	$18,485	$34,556
Jun-2026	$20,598	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Buffered Shield Fund	11.44%	5.40%	7.49%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$18,865,454
  Number of Portfolio Holdings20
  Advisory Fee (net of waivers)$70,787
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.4%
Purchased Options	15.1%

What did the Fund invest in?

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.0%
PGIM Ultra Short Bond ETF	31.3%
iShares 1-5 Year Investment Grade Corporate Bond	23.0%
State Street SPDR S&P 500 ETF Trust, 09/18/26 635.0 Call	4.4%
State Street SPDR S&P 500 ETF Trust, 03/19/27 660.0 Call	3.8%
State Street SPDR S&P 500 ETF Trust, 01/15/27 680.0 Call	3.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 740.0 Call	2.7%
First American Treasury Obligations Fund, Class X	1.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 670.0 Put	0.9%
State Street SPDR S&P 500 ETF Trust, 01/15/27 620.0 Put	0.3%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Money Market	1.5%
Long Option	15.9%
Fixed Income	88.3%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-7.8%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust, 09/18/26 715.0 Call	-1.8%
State Street SPDR S&P 500 ETF Trust, 03/19/27 745.0 Call	-1.7%
State Street SPDR S&P 500 ETF Trust, 06/17/27 740.0 Put	-1.5%
State Street SPDR S&P 500 ETF Trust, 01/15/27 775.0 Call	-1.0%
State Street SPDR S&P 500 ETF Trust, 06/17/27 855.0 Call	-0.6%
State Street SPDR S&P 500 ETF Trust, 01/15/27 680.0 Put	-0.6%
State Street SPDR S&P 500 ETF Trust, 03/19/27 660.0 Put	-0.5%
State Street SPDR S&P 500 ETF Trust, 09/18/26 635.0 Put	-0.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Buffered Shield Fund - Class I (SHIIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-SHIIX

Catalyst Nasdaq-100 Hedged Equity Fund

Class A (CLPAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$202	1.83%

How did the Fund perform during the reporting period?

We are generally pleased with the performance of the Fund for the fiscal year ended June 30, 2026. The Fund combines long equity exposure to Nasdaq-100 Index securities with a rules-based volatility hedge overlay using VIX futures and options, following the VOL 365 Strategy.

During the reporting period, equity markets broadly advanced. The Fund's Nasdaq-100 equity holdings generally benefited from strength in the technology and growth sectors. Conversely, the long volatility hedge overlay incurred costs from rolling VIX futures positions in what was a predominantly rising market environment. While these hedging costs limited full participation in the equity market's upward movement relative to an unhedged Nasdaq-100 Index, the overlay successfully mitigated the impact of interim market fluctuations, including the June correction.

The resulting performance was relatively comparable to that of the S&P 500 Index and compared favorably to that of many peer funds within certain moderate conservative allocation categories and hedged equity/options trading groups. This outcome demonstrates the value of active sub-advisory management in balancing equity return generation with embedded volatility protection.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Nasdaq-100 Hedged Equity Fund	Catalyst Nasdaq-100 Hedged Equity Fund - with load	S&P 500® Index	Nasdaq-100® Index
Jun-2016	$10,000	$9,428	$10,000	$10,000
Jun-2017	$11,369	$10,718	$11,790	$12,939
Jun-2018	$12,038	$11,349	$13,484	$16,304
Jun-2019	$12,825	$12,091	$14,889	$17,961
Jun-2020	$12,744	$12,015	$16,006	$24,028
Jun-2021	$14,870	$14,019	$22,536	$34,685
Jun-2022	$12,189	$11,492	$20,144	$27,617
Jun-2023	$14,334	$13,514	$24,091	$36,767
Jun-2024	$16,352	$15,416	$30,006	$48,080
Jun-2025	$18,019	$16,987	$34,556	$55,823
Jun-2026	$21,803	$20,555	$42,271	$75,018

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund
Without Load	21.00%	7.95%	8.11%
With Load	14.08%	6.68%	7.47%
Nasdaq-100® Index	34.38%	16.68%	22.33%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$13,666,025
  Number of Portfolio Holdings110
  Advisory Fee (net of waivers)$62,798
  Portfolio Turnover45%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	53.7%
Exchange-Traded Funds	34.2%
Money Market Funds	11.8%
Purchased Options	0.3%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Energy	0.2%
Long Option	0.3%
Materials	0.5%
Utilities	0.6%
Industrials	1.4%
Health Care	1.8%
Consumer Staples	3.1%
Consumer Discretionary	4.9%
Communications	6.8%
Money Market	10.9%
Technology	30.1%
Equity	31.5%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	31.5%
First American Treasury Obligations Fund, Class X	10.9%
NVIDIA Corporation	3.8%
Apple, Inc.	3.3%
Micron Technology, Inc.	2.7%
Microsoft Corporation	2.2%
Amazon.com, Inc.	2.1%
Advanced Micro Devices, Inc.	1.9%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-0.1%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P Emini 3rd Wk Jul26P 7200, 07/17/26 7200.0 Put	-0.1%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Short S&P500 & VIX Futures	-38.7%
Long S&P500 & VIX Futures	8.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Nasdaq-100 Hedged Equity Fund - Class A (CLPAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CLPAX

Catalyst Nasdaq-100 Hedged Equity Fund

Class C (CLPCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$284	2.58%

How did the Fund perform during the reporting period?

We are generally pleased with the performance of the Fund for the fiscal year ended June 30, 2026. The Fund combines long equity exposure to Nasdaq-100 Index securities with a rules-based volatility hedge overlay using VIX futures and options, following the VOL 365 Strategy.

During the reporting period, equity markets broadly advanced. The Fund's Nasdaq-100 equity holdings generally benefited from strength in the technology and growth sectors. Conversely, the long volatility hedge overlay incurred costs from rolling VIX futures positions in what was a predominantly rising market environment. While these hedging costs limited full participation in the equity market's upward movement relative to an unhedged Nasdaq-100 Index, the overlay successfully mitigated the impact of interim market fluctuations, including the June correction.

The resulting performance was relatively comparable to that of the S&P 500 Index and compared favorably to that of many peer funds within certain moderate conservative allocation categories and hedged equity/options trading groups. This outcome demonstrates the value of active sub-advisory management in balancing equity return generation with embedded volatility protection.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Nasdaq-100 Hedged Equity Fund	S&P 500® Index	Nasdaq-100® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,255	$11,790	$12,939
Jun-2018	$11,840	$13,484	$16,304
Jun-2019	$12,508	$14,889	$17,961
Jun-2020	$12,337	$16,006	$24,028
Jun-2021	$14,284	$22,536	$34,685
Jun-2022	$11,630	$20,144	$27,617
Jun-2023	$13,569	$24,091	$36,767
Jun-2024	$15,363	$30,006	$48,080
Jun-2025	$16,798	$34,556	$55,823
Jun-2026	$20,190	$42,271	$75,018

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	20.19%	7.17%	7.28%
S&P 500® Index	22.32%	13.41%	15.51%
Nasdaq-100® Index	34.38%	16.68%	22.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$13,666,025
  Number of Portfolio Holdings110
  Advisory Fee (net of waivers)$62,798
  Portfolio Turnover45%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	53.7%
Exchange-Traded Funds	34.2%
Money Market Funds	11.8%
Purchased Options	0.3%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Energy	0.2%
Long Option	0.3%
Materials	0.5%
Utilities	0.6%
Industrials	1.4%
Health Care	1.8%
Consumer Staples	3.1%
Consumer Discretionary	4.9%
Communications	6.8%
Money Market	10.9%
Technology	30.1%
Equity	31.5%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	31.5%
First American Treasury Obligations Fund, Class X	10.9%
NVIDIA Corporation	3.8%
Apple, Inc.	3.3%
Micron Technology, Inc.	2.7%
Microsoft Corporation	2.2%
Amazon.com, Inc.	2.1%
Advanced Micro Devices, Inc.	1.9%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-0.1%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P Emini 3rd Wk Jul26P 7200, 07/17/26 7200.0 Put	-0.1%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Short S&P500 & VIX Futures	-38.7%
Long S&P500 & VIX Futures	8.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Nasdaq-100 Hedged Equity Fund - Class C (CLPCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CLPCX

Catalyst Nasdaq-100 Hedged Equity Fund

Class I (CLPFX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$175	1.58%

How did the Fund perform during the reporting period?

We are generally pleased with the performance of the Fund for the fiscal year ended June 30, 2026. The Fund combines long equity exposure to Nasdaq-100 Index securities with a rules-based volatility hedge overlay using VIX futures and options, following the VOL 365 Strategy.

During the reporting period, equity markets broadly advanced. The Fund's Nasdaq-100 equity holdings generally benefited from strength in the technology and growth sectors. Conversely, the long volatility hedge overlay incurred costs from rolling VIX futures positions in what was a predominantly rising market environment. While these hedging costs limited full participation in the equity market's upward movement relative to an unhedged Nasdaq-100 Index, the overlay successfully mitigated the impact of interim market fluctuations, including the June correction.

The resulting performance was relatively comparable to that of the S&P 500 Index and compared favorably to that of many peer funds within certain moderate conservative allocation categories and hedged equity/options trading groups. This outcome demonstrates the value of active sub-advisory management in balancing equity return generation with embedded volatility protection.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Nasdaq-100 Hedged Equity Fund	S&P 500® Index	Nasdaq-100® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,386	$11,790	$12,939
Jun-2018	$12,083	$13,484	$16,304
Jun-2019	$12,896	$14,889	$17,961
Jun-2020	$12,859	$16,006	$24,028
Jun-2021	$15,033	$22,536	$34,685
Jun-2022	$12,369	$20,144	$27,617
Jun-2023	$14,572	$24,091	$36,767
Jun-2024	$16,661	$30,006	$48,080
Jun-2025	$18,411	$34,556	$55,823
Jun-2026	$22,340	$42,271	$75,018

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	21.34%	8.24%	8.37%
S&P 500® Index	22.32%	13.41%	15.51%
Nasdaq-100® Index	34.38%	16.68%	22.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$13,666,025
  Number of Portfolio Holdings110
  Advisory Fee (net of waivers)$62,798
  Portfolio Turnover45%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	53.7%
Exchange-Traded Funds	34.2%
Money Market Funds	11.8%
Purchased Options	0.3%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Energy	0.2%
Long Option	0.3%
Materials	0.5%
Utilities	0.6%
Industrials	1.4%
Health Care	1.8%
Consumer Staples	3.1%
Consumer Discretionary	4.9%
Communications	6.8%
Money Market	10.9%
Technology	30.1%
Equity	31.5%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	31.5%
First American Treasury Obligations Fund, Class X	10.9%
NVIDIA Corporation	3.8%
Apple, Inc.	3.3%
Micron Technology, Inc.	2.7%
Microsoft Corporation	2.2%
Amazon.com, Inc.	2.1%
Advanced Micro Devices, Inc.	1.9%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-0.1%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P Emini 3rd Wk Jul26P 7200, 07/17/26 7200.0 Put	-0.1%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Short S&P500 & VIX Futures	-38.7%
Long S&P500 & VIX Futures	8.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Nasdaq-100 Hedged Equity Fund - Class I (CLPFX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CLPFX

Catalyst Systematic Alpha Fund

Class A (ATRAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$217	2.02%

How did the Fund perform during the reporting period?

The market fundamentals for the fiscal year ended June 30, 2026, proved rather challenging for some of the individual strategies that the Fund employs. In FY2026, we saw multiple trends reverse sharply across the stock, bond, and commodity indices tracked by the Fund. Despite these challenges, the Fund was able to generate double-digit returns. The Fund’s trend-following strategies generated strong gains, particularly in equities and commodities. The Fund’s currency strategies also generated solid returns. These gains were partially offset by the Fund’s commodity carry strategy which struggled during Q1 2026, as the U.S.-Iran conflict sparked a dramatic dislocation in the energy futures markets.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Systematic Alpha Fund	Catalyst Systematic Alpha Fund - with load	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index III
Jun-2016	$10,000	$9,425	$10,000	$10,000
Jun-2017	$9,623	$9,069	$11,790	$11,279
Jun-2018	$9,043	$8,522	$13,484	$13,743
Jun-2019	$9,258	$8,725	$14,889	$15,838
Jun-2020	$9,768	$9,206	$16,006	$21,934
Jun-2021	$13,598	$12,816	$22,536	$27,473
Jun-2022	$13,193	$12,434	$20,144	$29,444
Jun-2023	$17,632	$16,618	$24,091	$38,151
Jun-2024	$19,410	$18,293	$30,006	$44,144
Jun-2025	$15,151	$14,280	$34,556	$39,509
Jun-2026	$17,357	$16,358	$42,271	$41,999

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund
Without Load	14.44%	5.00%	5.67%
With Load	7.82%	3.76%	5.04%
BNP Paribas Catalyst Systematic Alpha Index III	6.30%	8.86%	15.43%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$118,012,021
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$2,406,046
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	19.1%
Money Market Funds	8.6%
Open End Funds	26.5%
U.S. Government & Agencies	45.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Industrials	2.1%
Technology	4.3%
Consumer Discretionary	4.6%
Communications	6.4%
Money Market Funds	7.8%
Fixed Income	24.3%
U.S. Treasury Obligations	41.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	24.2%
United States Treasury Bill, 3.860%, 02/18/27	11.2%
United States Treasury Bill, 3.780%, 10/01/26	8.1%
United States Treasury Bill, 3.270%, 07/09/26	7.9%
United States Treasury Bill, 3.890%, 03/18/27	4.9%
United States Treasury Bill, 3.570%, 08/06/26	4.5%
Ford Motor Company, 4.346%, 12/08/26	2.5%
United States Treasury Bill, 3.660%, 09/03/26	2.5%
Netflix, Inc., 5.875%, 11/15/28	2.2%
Cisco Systems, Inc., 4.850%, 02/26/29	2.1%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Swap	194.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Systematic Alpha Fund - Class A (ATRAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ATRAX

Catalyst Systematic Alpha Fund

Class C (ATRCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$296	2.77%

How did the Fund perform during the reporting period?

The market fundamentals for the fiscal year ended June 30, 2026, proved rather challenging for some of the individual strategies that the Fund employs. In FY2026, we saw multiple trends reverse sharply across the stock, bond, and commodity indices tracked by the Fund. Despite these challenges, the Fund was able to generate double-digit returns. The Fund’s trend-following strategies generated strong gains, particularly in equities and commodities. The Fund’s currency strategies also generated solid returns. These gains were partially offset by the Fund’s commodity carry strategy which struggled during Q1 2026, as the U.S.-Iran conflict sparked a dramatic dislocation in the energy futures markets.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Systematic Alpha Fund	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index III
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$9,548	$11,790	$11,279
Jun-2018	$8,901	$13,484	$13,743
Jun-2019	$9,034	$14,889	$15,838
Jun-2020	$9,465	$16,006	$21,934
Jun-2021	$13,087	$22,536	$27,473
Jun-2022	$12,580	$20,144	$29,444
Jun-2023	$16,696	$24,091	$38,151
Jun-2024	$18,247	$30,006	$44,144
Jun-2025	$14,146	$34,556	$39,509
Jun-2026	$16,072	$42,271	$41,999

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund	13.62%	4.19%	4.86%
S&P 500® Index	22.32%	13.41%	15.51%
BNP Paribas Catalyst Systematic Alpha Index III	6.30%	8.86%	15.43%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$118,012,021
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$2,406,046
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	19.1%
Money Market Funds	8.6%
Open End Funds	26.5%
U.S. Government & Agencies	45.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Industrials	2.1%
Technology	4.3%
Consumer Discretionary	4.6%
Communications	6.4%
Money Market Funds	7.8%
Fixed Income	24.3%
U.S. Treasury Obligations	41.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	24.2%
United States Treasury Bill, 3.860%, 02/18/27	11.2%
United States Treasury Bill, 3.780%, 10/01/26	8.1%
United States Treasury Bill, 3.270%, 07/09/26	7.9%
United States Treasury Bill, 3.890%, 03/18/27	4.9%
United States Treasury Bill, 3.570%, 08/06/26	4.5%
Ford Motor Company, 4.346%, 12/08/26	2.5%
United States Treasury Bill, 3.660%, 09/03/26	2.5%
Netflix, Inc., 5.875%, 11/15/28	2.2%
Cisco Systems, Inc., 4.850%, 02/26/29	2.1%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Swap	194.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Systematic Alpha Fund - Class C (ATRCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ATRCX

Catalyst Systematic Alpha Fund

Class I (ATRFX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$190	1.77%

How did the Fund perform during the reporting period?

The market fundamentals for the fiscal year ended June 30, 2026, proved rather challenging for some of the individual strategies that the Fund employs. In FY2026, we saw multiple trends reverse sharply across the stock, bond, and commodity indices tracked by the Fund. Despite these challenges, the Fund was able to generate double-digit returns. The Fund’s trend-following strategies generated strong gains, particularly in equities and commodities. The Fund’s currency strategies also generated solid returns. These gains were partially offset by the Fund’s commodity carry strategy which struggled during Q1 2026, as the U.S.-Iran conflict sparked a dramatic dislocation in the energy futures markets.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Systematic Alpha Fund	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index III
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$9,649	$11,790	$11,279
Jun-2018	$9,095	$13,484	$13,743
Jun-2019	$9,324	$14,889	$15,838
Jun-2020	$9,865	$16,006	$21,934
Jun-2021	$13,771	$22,536	$27,473
Jun-2022	$13,375	$20,144	$29,444
Jun-2023	$17,916	$24,091	$38,151
Jun-2024	$19,781	$30,006	$44,144
Jun-2025	$15,490	$34,556	$39,509
Jun-2026	$17,779	$42,271	$41,999

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund	14.78%	5.24%	5.92%
S&P 500® Index	22.32%	13.41%	15.51%
BNP Paribas Catalyst Systematic Alpha Index III	6.30%	8.86%	15.43%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$118,012,021
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$2,406,046
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	19.1%
Money Market Funds	8.6%
Open End Funds	26.5%
U.S. Government & Agencies	45.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Industrials	2.1%
Technology	4.3%
Consumer Discretionary	4.6%
Communications	6.4%
Money Market Funds	7.8%
Fixed Income	24.3%
U.S. Treasury Obligations	41.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	24.2%
United States Treasury Bill, 3.860%, 02/18/27	11.2%
United States Treasury Bill, 3.780%, 10/01/26	8.1%
United States Treasury Bill, 3.270%, 07/09/26	7.9%
United States Treasury Bill, 3.890%, 03/18/27	4.9%
United States Treasury Bill, 3.570%, 08/06/26	4.5%
Ford Motor Company, 4.346%, 12/08/26	2.5%
United States Treasury Bill, 3.660%, 09/03/26	2.5%
Netflix, Inc., 5.875%, 11/15/28	2.2%
Cisco Systems, Inc., 4.850%, 02/26/29	2.1%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Swap	194.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Systematic Alpha Fund - Class I (ATRFX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ATRFX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class A (CASAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$253	2.24%

How did the Fund perform during the reporting period?

During the fiscal year ended June 30, 2026, both the 60/40 and the trend-following components generated positive returns in the Fund. Throughout the period, the S&P 500 Index continued to rally to record highs, driving the majority of the long-only allocation returns, while the bond portion of the Fund also contributed positively, albeit more muted. The trend-following component performed positively over the period, capturing sustained trends across a variety of markets within stock indices, currencies, and metals. Oscillatory price action and sharp reversals within fixed income and agricultural markets partially offset these gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/Aspect Enhanced Multi-Asset Fund	Catalyst/Aspect Enhanced Multi-Asset Fund - with load	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$9,425	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,425	$9,983	$10,005	$9,972
Mar-2024	$11,790	$11,112	$10,576	$10,135	$11,025
Jun-2024	$11,630	$10,961	$10,851	$10,270	$11,497
Sep-2024	$11,520	$10,858	$11,460	$10,411	$12,174
Dec-2024	$11,183	$10,540	$11,485	$10,534	$12,467
Mar-2025	$10,517	$9,912	$11,318	$10,642	$11,935
Jun-2025	$10,345	$9,750	$12,112	$10,754	$13,241
Sep-2025	$11,355	$10,702	$12,798	$10,870	$14,316
Dec-2025	$12,006	$11,315	$13,058	$10,977	$14,696
Mar-2026	$11,970	$11,282	$12,716	$11,071	$14,059
Jun-2026	$13,029	$12,280	$13,900	$11,170	$16,197

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	25.94%	11.13%
With Load	18.70%	8.54%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	14.76%	14.04%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	4.51%
S&P 500® Index	22.32%	21.21%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$33,846,599
  Number of Portfolio Holdings196
  Advisory Fee (net of waivers)$461,720
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.3%
Money Market Funds	43.7%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	26.2%
Money Market Funds	32.3%
Fixed Income	41.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	41.5%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Interest Rate	-106.8%
Commodity	17.9%
Equity Index	104.2%
Currency	-68.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class A (CASAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CASAX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class C (CASCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$337	2.99%

How did the Fund perform during the reporting period?

During the fiscal year ended June 30, 2026, both the 60/40 and the trend-following components generated positive returns in the Fund. Throughout the period, the S&P 500 Index continued to rally to record highs, driving the majority of the long-only allocation returns, while the bond portion of the Fund also contributed positively, albeit more muted. The trend-following component performed positively over the period, capturing sustained trends across a variety of markets within stock indices, currencies, and metals. Oscillatory price action and sharp reversals within fixed income and agricultural markets partially offset these gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/Aspect Enhanced Multi-Asset Fund	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,983	$10,005	$9,972
Jun-2024	$11,590	$10,851	$10,270	$11,497
Dec-2024	$11,094	$11,485	$10,534	$12,467
Jun-2025	$10,224	$12,112	$10,754	$13,241
Dec-2025	$11,821	$13,058	$10,977	$14,696
Jun-2026	$12,794	$13,900	$11,170	$16,197

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	25.13%	10.33%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	14.76%	14.04%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	4.51%
S&P 500® Index	22.32%	21.21%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$33,846,599
  Number of Portfolio Holdings196
  Advisory Fee (net of waivers)$461,720
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.3%
Money Market Funds	43.7%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	26.2%
Money Market Funds	32.3%
Fixed Income	41.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	41.5%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Interest Rate	-106.8%
Commodity	17.9%
Equity Index	104.2%
Currency	-68.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class C (CASCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CASCX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class I (CASIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$225	1.99%

How did the Fund perform during the reporting period?

During the fiscal year ended June 30, 2026, both the 60/40 and the trend-following components generated positive returns in the Fund. Throughout the period, the S&P 500 Index continued to rally to record highs, driving the majority of the long-only allocation returns, while the bond portion of the Fund also contributed positively, albeit more muted. The trend-following component performed positively over the period, capturing sustained trends across a variety of markets within stock indices, currencies, and metals. Oscillatory price action and sharp reversals within fixed income and agricultural markets partially offset these gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/Aspect Enhanced Multi-Asset Fund	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,983	$10,005	$9,972
Jun-2024	$11,640	$10,851	$10,270	$11,497
Dec-2024	$11,208	$11,485	$10,534	$12,467
Jun-2025	$10,381	$12,112	$10,754	$13,241
Dec-2025	$12,065	$13,058	$10,977	$14,696
Jun-2026	$13,111	$13,900	$11,170	$16,197

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	26.30%	11.41%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	14.76%	14.04%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	4.51%
S&P 500® Index	22.32%	21.21%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$33,846,599
  Number of Portfolio Holdings196
  Advisory Fee (net of waivers)$461,720
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.3%
Money Market Funds	43.7%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	26.2%
Money Market Funds	32.3%
Fixed Income	41.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	41.5%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Interest Rate	-106.8%
Commodity	17.9%
Equity Index	104.2%
Currency	-68.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class I (CASIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CASIX

Catalyst/Millburn Hedge Strategy Fund

Class C-1 (MBXFX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-1	$320	2.92%

How did the Fund perform during the reporting period?

The Fund was profitable for the period, as gains from long ETF positions in the Equity Component, as well as from trading currency, stock index, and gold futures in the Futures Component, offset a relatively small loss from trading energy, grain, soft commodity, and livestock futures.

In terms of the Fund’s Equity Component, long positions in ETFs were broadly profitable, with U.S. focused ETFs, especially small and mid-caps, leading the way. Emerging market ETFs also performed relatively well.

The Futures component recorded strong gains from long gold, Kospi, and Taiwan equity index futures; trading of S&P 500 TR and NASDAQ equity index futures; long U.S. dollar trades versus the Japanese, Swiss, Swedish, and Canadian currencies; and short U.S. dollar trades against the high yield Brazilian, Mexican, South African, and British currencies. On the other hand, trading of U.S., French, German, and Italian longer term bond futures, as well as copper, soybeans, natural gas, WTI crude oil and US Dow Jones equity futures, were unprofitable.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/Millburn Hedge Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	MSCI ACWI Index	S&P 500® Index
Oct-2020	$10,000	$10,000	$10,000	$10,000
Jun-2021	$13,393	$10,005	$13,200	$13,278
Jun-2022	$13,567	$10,021	$11,121	$11,869
Jun-2023	$13,810	$10,384	$12,960	$14,194
Jun-2024	$15,797	$10,949	$15,471	$17,680
Jun-2025	$15,620	$11,464	$17,972	$20,361
Jun-2026	$18,626	$11,908	$22,226	$24,906

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (October 30, 2020)
Catalyst/Millburn Hedge Strategy Fund	19.25%	6.82%	11.60%
S&P 500® Index	22.32%	13.41%	17.48%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	3.54%	3.13%
MSCI ACWI Index	23.67%	10.98%	15.14%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$10,607,693,878
  Number of Portfolio Holdings267
  Advisory Fee $155,695,450
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	51.2%
Money Market Funds	8.5%
U.S. Government & Agencies	22.5%
U.S. Treasuries	17.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	8.3%
U.S. Treasury Obligations	39.2%
Equity	49.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 08/15/26	17.0%
United States Treasury Note, 2.000%, 11/15/26	9.7%
United States Treasury Note, 2.375%, 05/15/27	7.6%
iShares Core S&P Mid-Cap ETF	6.4%
iShares Russell 1000 ETF	6.3%
United States Treasury Note, 2.250%, 02/15/27	4.9%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR S&P 500 ETF Trust	3.8%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Equity Index	-10.1%
Commodity	-6.5%
Currency	-29.0%
Interest Rate	153.3%
Currency Contracts	-%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/Millburn Hedge Strategy Fund - Class C-1 (MBXFX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-MBXFX

Catalyst/Millburn Hedge Strategy Fund

Class A (MBXAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$239	2.17%

How did the Fund perform during the reporting period?

The Fund was profitable for the period, as gains from long ETF positions in the Equity Component, as well as from trading currency, stock index, and gold futures in the Futures Component, offset a relatively small loss from trading energy, grain, soft commodity, and livestock futures.

In terms of the Fund’s Equity Component, long positions in ETFs were broadly profitable, with U.S. focused ETFs, especially small and mid-caps, leading the way. Emerging market ETFs also performed relatively well.

The Futures component recorded strong gains from long gold, Kospi, and Taiwan equity index futures; trading of S&P 500 TR and NASDAQ equity index futures; long U.S. dollar trades versus the Japanese, Swiss, Swedish, and Canadian currencies; and short U.S. dollar trades against the high yield Brazilian, Mexican, South African, and British currencies. On the other hand, trading of U.S., French, German, and Italian longer term bond futures, as well as copper, soybeans, natural gas, WTI crude oil and US Dow Jones equity futures, were unprofitable.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/Millburn Hedge Strategy Fund	Catalyst/Millburn Hedge Strategy Fund - with load	S&P 500® Index	MSCI ACWI Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jun-2016	$10,000	$9,425	$10,000	$10,000	$10,000
Jun-2017	$10,652	$10,039	$11,790	$11,879	$10,049
Jun-2018	$11,492	$10,830	$13,484	$13,153	$10,186
Jun-2019	$12,196	$11,495	$14,889	$13,908	$10,421
Jun-2020	$11,040	$10,405	$16,006	$14,202	$10,591
Jun-2021	$15,064	$14,197	$22,536	$19,778	$10,601
Jun-2022	$15,371	$14,487	$20,144	$16,663	$10,619
Jun-2023	$15,763	$14,856	$24,091	$19,417	$11,003
Jun-2024	$18,168	$17,122	$30,006	$23,179	$11,601
Jun-2025	$18,099	$17,058	$34,556	$26,927	$12,148
Jun-2026	$21,744	$20,492	$42,271	$33,301	$12,618

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/Millburn Hedge Strategy Fund
Without Load	20.13%	7.62%	8.08%
With Load	13.23%	6.35%	7.44%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	3.54%	2.35%
MSCI ACWI Index	23.67%	10.98%	12.78%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$10,607,693,878
  Number of Portfolio Holdings267
  Advisory Fee $155,695,450
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	51.2%
Money Market Funds	8.5%
U.S. Government & Agencies	22.5%
U.S. Treasuries	17.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	8.3%
U.S. Treasury Obligations	39.2%
Equity	49.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 08/15/26	17.0%
United States Treasury Note, 2.000%, 11/15/26	9.7%
United States Treasury Note, 2.375%, 05/15/27	7.6%
iShares Core S&P Mid-Cap ETF	6.4%
iShares Russell 1000 ETF	6.3%
United States Treasury Note, 2.250%, 02/15/27	4.9%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR S&P 500 ETF Trust	3.8%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Equity Index	-10.1%
Commodity	-6.5%
Currency	-29.0%
Interest Rate	153.3%
Currency Contracts	-%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/Millburn Hedge Strategy Fund - Class A (MBXAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-MBXAX

Catalyst/Millburn Hedge Strategy Fund

Class C (MBXCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$320	2.92%

How did the Fund perform during the reporting period?

The Fund was profitable for the period, as gains from long ETF positions in the Equity Component, as well as from trading currency, stock index, and gold futures in the Futures Component, offset a relatively small loss from trading energy, grain, soft commodity, and livestock futures.

In terms of the Fund’s Equity Component, long positions in ETFs were broadly profitable, with U.S. focused ETFs, especially small and mid-caps, leading the way. Emerging market ETFs also performed relatively well.

The Futures component recorded strong gains from long gold, Kospi, and Taiwan equity index futures; trading of S&P 500 TR and NASDAQ equity index futures; long U.S. dollar trades versus the Japanese, Swiss, Swedish, and Canadian currencies; and short U.S. dollar trades against the high yield Brazilian, Mexican, South African, and British currencies. On the other hand, trading of U.S., French, German, and Italian longer term bond futures, as well as copper, soybeans, natural gas, WTI crude oil and US Dow Jones equity futures, were unprofitable.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/Millburn Hedge Strategy Fund	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index	MSCI ACWI Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,577	$11,790	$10,049	$11,879
Jun-2018	$11,320	$13,484	$10,186	$13,153
Jun-2019	$11,923	$14,889	$10,421	$13,908
Jun-2020	$10,714	$16,006	$10,591	$14,202
Jun-2021	$14,508	$22,536	$10,601	$19,778
Jun-2022	$14,696	$20,144	$10,619	$16,663
Jun-2023	$14,955	$24,091	$11,003	$19,417
Jun-2024	$17,109	$30,006	$11,601	$23,179
Jun-2025	$16,914	$34,556	$12,148	$26,927
Jun-2026	$20,168	$42,271	$12,618	$33,301

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/Millburn Hedge Strategy Fund	19.24%	6.81%	7.27%
S&P 500® Index	22.32%	13.41%	15.51%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	3.54%	2.35%
MSCI ACWI Index	23.67%	10.98%	12.78%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$10,607,693,878
  Number of Portfolio Holdings267
  Advisory Fee $155,695,450
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	51.2%
Money Market Funds	8.5%
U.S. Government & Agencies	22.5%
U.S. Treasuries	17.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	8.3%
U.S. Treasury Obligations	39.2%
Equity	49.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 08/15/26	17.0%
United States Treasury Note, 2.000%, 11/15/26	9.7%
United States Treasury Note, 2.375%, 05/15/27	7.6%
iShares Core S&P Mid-Cap ETF	6.4%
iShares Russell 1000 ETF	6.3%
United States Treasury Note, 2.250%, 02/15/27	4.9%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR S&P 500 ETF Trust	3.8%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Equity Index	-10.1%
Commodity	-6.5%
Currency	-29.0%
Interest Rate	153.3%
Currency Contracts	-%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/Millburn Hedge Strategy Fund - Class C (MBXCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-MBXCX

Catalyst/Millburn Hedge Strategy Fund

Class I (MBXIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$211	1.92%

How did the Fund perform during the reporting period?

The Fund was profitable for the period, as gains from long ETF positions in the Equity Component, as well as from trading currency, stock index, and gold futures in the Futures Component, offset a relatively small loss from trading energy, grain, soft commodity, and livestock futures.

In terms of the Fund’s Equity Component, long positions in ETFs were broadly profitable, with U.S. focused ETFs, especially small and mid-caps, leading the way. Emerging market ETFs also performed relatively well.

The Futures component recorded strong gains from long gold, Kospi, and Taiwan equity index futures; trading of S&P 500 TR and NASDAQ equity index futures; long U.S. dollar trades versus the Japanese, Swiss, Swedish, and Canadian currencies; and short U.S. dollar trades against the high yield Brazilian, Mexican, South African, and British currencies. On the other hand, trading of U.S., French, German, and Italian longer term bond futures, as well as copper, soybeans, natural gas, WTI crude oil and US Dow Jones equity futures, were unprofitable.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/Millburn Hedge Strategy Fund	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index	MSCI ACWI Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,683	$11,790	$10,049	$11,879
Jun-2018	$11,548	$13,484	$10,186	$13,153
Jun-2019	$12,289	$14,889	$10,421	$13,908
Jun-2020	$11,152	$16,006	$10,591	$14,202
Jun-2021	$15,254	$22,536	$10,601	$19,778
Jun-2022	$15,606	$20,144	$10,619	$16,663
Jun-2023	$16,039	$24,091	$11,003	$19,417
Jun-2024	$18,534	$30,006	$11,601	$23,179
Jun-2025	$18,509	$34,556	$12,148	$26,927
Jun-2026	$22,294	$42,271	$12,618	$33,301

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/Millburn Hedge Strategy Fund	20.45%	7.89%	8.35%
S&P 500® Index	22.32%	13.41%	15.51%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	3.54%	2.35%
MSCI ACWI Index	23.67%	10.98%	12.78%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$10,607,693,878
  Number of Portfolio Holdings267
  Advisory Fee $155,695,450
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	51.2%
Money Market Funds	8.5%
U.S. Government & Agencies	22.5%
U.S. Treasuries	17.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	8.3%
U.S. Treasury Obligations	39.2%
Equity	49.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 08/15/26	17.0%
United States Treasury Note, 2.000%, 11/15/26	9.7%
United States Treasury Note, 2.375%, 05/15/27	7.6%
iShares Core S&P Mid-Cap ETF	6.4%
iShares Russell 1000 ETF	6.3%
United States Treasury Note, 2.250%, 02/15/27	4.9%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR S&P 500 ETF Trust	3.8%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Equity Index	-10.1%
Commodity	-6.5%
Currency	-29.0%
Interest Rate	153.3%
Currency Contracts	-%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/Millburn Hedge Strategy Fund - Class I (MBXIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-MBXIX

Catalyst Systematic High Income Fund

Class A (CWXAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$233	2.24%

How did the Fund perform during the reporting period?

The Fund navigated a multitude of economic and geopolitical challenges throughout the fiscal year. The major development in the U.S. was the conflict between the U.S. and Iran, which caused volatility to rise and energy prices to spike dramatically higher. Despite such episodic volatility, the U.S. equity market recovered quickly to new highs. The absence of a significant dislocation event for U.S. equities allowed the majority of the Fund’s strategies to achieve gains across core equity, equity carry, and equity value strategies. The Fund’s equity defensive strategy registered a modest loss, though this strategy is generally expected to lag during equity bull markets. The Fund achieved a gain for the fiscal year ended June 30, 2026.

On November 1, 2025, the Fund’s name, investment manager, investment objective, and principal investment strategies and risks materially changed. After accounting for the strategy transition, the Adviser is relatively pleased with the Fund's performance during the past fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Systematic High Income Fund	Catalyst Systematic High Income Fund - with load	S&P 500® Index
Jun-2016	$10,000	$9,422	$10,000
Jun-2017	$8,361	$7,878	$11,790
Jun-2018	$7,837	$7,384	$13,484
Jun-2019	$7,633	$7,192	$14,889
Jun-2020	$7,400	$6,972	$16,006
Jun-2021	$7,749	$7,301	$22,536
Jun-2022	$8,468	$7,979	$20,144
Jun-2023	$8,716	$8,212	$24,091
Jun-2024	$9,014	$8,493	$30,006
Jun-2025	$9,363	$8,822	$34,556
Jun-2026	$10,056	$9,475	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic High Income Fund
Without Load	7.40%	5.35%	0.06%
With Load	1.26%	4.10%	-0.54%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$31,452,092
  Number of Portfolio Holdings14
  Advisory Fee (net of waivers)$790,140
  Portfolio Turnover207%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Money Market Funds	0.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	45.8%
Energy	4.5%
Technology	4.5%
Communications	8.9%
Financials	13.3%
Consumer Discretionary	23.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mattel, Inc., 5.875%, 12/15/27	4.8%
Best Buy Company, Inc., 1.950%, 10/01/30	4.7%
Lowe's Companies, Inc., 1.700%, 10/15/30	4.6%
Ares Capital Corporation, 2.150%, 07/15/26	4.6%
Dick's Sporting Goods, Inc., 4.000%, 10/01/29	4.6%
Uber Technologies, Inc., 4.500%, 08/15/29	4.5%
Main Street Capital Corporation, 6.500%, 06/04/27	4.5%
Energy Transfer, L.P. Midstream Finance Corporation, 6.000%, 02/01/29	4.5%
Gartner, Inc., 4.500%, 07/01/28	4.5%
VeriSign, Inc., 4.750%, 07/15/27	4.5%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Swap	254.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

Catalyst Systematic High Income Fund - Class A (CWXAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CWXAX

Catalyst Systematic High Income Fund

Class C (CWXCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$309	2.99%

How did the Fund perform during the reporting period?

The Fund navigated a multitude of economic and geopolitical challenges throughout the fiscal year. The major development in the U.S. was the conflict between the U.S. and Iran, which caused volatility to rise and energy prices to spike dramatically higher. Despite such episodic volatility, the U.S. equity market recovered quickly to new highs. The absence of a significant dislocation event for U.S. equities allowed the majority of the Fund’s strategies to achieve gains across core equity, equity carry, and equity value strategies. The Fund’s equity defensive strategy registered a modest loss, though this strategy is generally expected to lag during equity bull markets. The Fund achieved a gain for the fiscal year ended June 30, 2026.

On November 1, 2025, the Fund’s name, investment manager, investment objective, and principal investment strategies and risks materially changed. After accounting for the strategy transition, the Adviser is relatively pleased with the Fund's performance during the past fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Systematic High Income Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$8,298	$11,790
Jun-2018	$7,712	$13,484
Jun-2019	$7,453	$14,889
Jun-2020	$7,175	$16,006
Jun-2021	$7,463	$22,536
Jun-2022	$8,089	$20,144
Jun-2023	$8,268	$24,091
Jun-2024	$8,487	$30,006
Jun-2025	$8,753	$34,556
Jun-2026	$9,332	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic High Income Fund	6.61%	4.57%	-0.69%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$31,452,092
  Number of Portfolio Holdings14
  Advisory Fee (net of waivers)$790,140
  Portfolio Turnover207%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Money Market Funds	0.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	45.8%
Energy	4.5%
Technology	4.5%
Communications	8.9%
Financials	13.3%
Consumer Discretionary	23.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mattel, Inc., 5.875%, 12/15/27	4.8%
Best Buy Company, Inc., 1.950%, 10/01/30	4.7%
Lowe's Companies, Inc., 1.700%, 10/15/30	4.6%
Ares Capital Corporation, 2.150%, 07/15/26	4.6%
Dick's Sporting Goods, Inc., 4.000%, 10/01/29	4.6%
Uber Technologies, Inc., 4.500%, 08/15/29	4.5%
Main Street Capital Corporation, 6.500%, 06/04/27	4.5%
Energy Transfer, L.P. Midstream Finance Corporation, 6.000%, 02/01/29	4.5%
Gartner, Inc., 4.500%, 07/01/28	4.5%
VeriSign, Inc., 4.750%, 07/15/27	4.5%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Swap	254.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

Catalyst Systematic High Income Fund - Class C (CWXCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CWXCX

Catalyst Systematic High Income Fund

Class I (CWXIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.99%

How did the Fund perform during the reporting period?

The Fund navigated a multitude of economic and geopolitical challenges throughout the fiscal year. The major development in the U.S. was the conflict between the U.S. and Iran, which caused volatility to rise and energy prices to spike dramatically higher. Despite such episodic volatility, the U.S. equity market recovered quickly to new highs. The absence of a significant dislocation event for U.S. equities allowed the majority of the Fund’s strategies to achieve gains across core equity, equity carry, and equity value strategies. The Fund’s equity defensive strategy registered a modest loss, though this strategy is generally expected to lag during equity bull markets. The Fund achieved a gain for the fiscal year ended June 30, 2026.

On November 1, 2025, the Fund’s name, investment manager, investment objective, and principal investment strategies and risks materially changed. After accounting for the strategy transition, the Adviser is relatively pleased with the Fund's performance during the past fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst Systematic High Income Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$8,383	$11,790
Jun-2018	$7,873	$13,484
Jun-2019	$7,690	$14,889
Jun-2020	$7,468	$16,006
Jun-2021	$7,844	$22,536
Jun-2022	$8,595	$20,144
Jun-2023	$8,872	$24,091
Jun-2024	$9,202	$30,006
Jun-2025	$9,585	$34,556
Jun-2026	$10,317	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic High Income Fund	7.64%	5.63%	0.31%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

  Net Assets$31,452,092
  Number of Portfolio Holdings14
  Advisory Fee (net of waivers)$790,140
  Portfolio Turnover207%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Money Market Funds	0.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	45.8%
Energy	4.5%
Technology	4.5%
Communications	8.9%
Financials	13.3%
Consumer Discretionary	23.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mattel, Inc., 5.875%, 12/15/27	4.8%
Best Buy Company, Inc., 1.950%, 10/01/30	4.7%
Lowe's Companies, Inc., 1.700%, 10/15/30	4.6%
Ares Capital Corporation, 2.150%, 07/15/26	4.6%
Dick's Sporting Goods, Inc., 4.000%, 10/01/29	4.6%
Uber Technologies, Inc., 4.500%, 08/15/29	4.5%
Main Street Capital Corporation, 6.500%, 06/04/27	4.5%
Energy Transfer, L.P. Midstream Finance Corporation, 6.000%, 02/01/29	4.5%
Gartner, Inc., 4.500%, 07/01/28	4.5%
VeriSign, Inc., 4.750%, 07/15/27	4.5%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Swap	254.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

Catalyst Systematic High Income Fund - Class I (CWXIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CWXIX

Catalyst/Welton Advantage Multi-Strategy Fund

Class A (CWEAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$221	2.24%

How did the Fund perform during the reporting period?

For the fiscal year ended June 30, 2026, the Fund's overall returns were constrained, as its systematic strategies experienced stark divergence: US equities captured strong momentum, while abrupt macroeconomic shifts weighed on macro derivative models.

Key Performance Drivers

• Equities (Positive): Resilient US growth and tech-led market concentration drove a robust rally amid sustained upward momentum.

• Fixed Income (Detractor): Sticky US inflation, shifting rate expectations, and fiscal deficit fears caused severe sovereign debt turbulence and erratic yield movements.

• Commodities (Detractor): Geopolitical noise overpowered sustained economic trends. Sudden price spikes from Middle East tensions were quickly reversed by diplomatic shifts, resulting in abrupt trend reversals.

• Foreign Exchange (Detractor): Divergent global central bank policies and US tariff uncertainties prevented sustained directional momentum, generating consecutive false breakouts across major currency pairs.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/Welton Advantage Multi-Strategy Fund	Catalyst/Welton Advantage Multi-Strategy Fund - with load	S&P 500® Index
Aug-2020	$10,000	$9,425	$10,000
Jun-2021	$13,978	$13,174	$12,434
Jun-2022	$16,097	$15,172	$11,114
Jun-2023	$16,280	$15,344	$13,292
Jun-2024	$18,165	$17,121	$16,556
Jun-2025	$16,657	$15,699	$19,066
Jun-2026	$16,181	$15,251	$23,323

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund
Without Load	-2.86%	2.97%	8.61%
With Load	-8.44%	1.76%	7.51%
S&P 500® Index	22.32%	13.41%	15.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Fund Statistics

  Net Assets$46,054,289
  Number of Portfolio Holdings153
  Advisory Fee (net of waivers)$765,616
  Portfolio Turnover1,173%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	18.2%
Money Market Funds	36.8%
Short-Term Investments	45.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
36.8%
Money Market Funds
30.1%
Technology
2.9%
Financials
2.3%
Energy
2.1%
Industrials
2.1%
Consumer Discretionary
1.9%
Utilities
1.4%
Consumer Staples
0.7%
Real Estate
0.7%
Communications
0.5%
Materials
0.2%
Health Care
0.1%
Other Assets in Excess of Liabilities
18.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	18.2%
Health Care	0.1%
Materials	0.2%
Communications	0.5%
Real Estate	0.7%
Consumer Staples	0.7%
Utilities	1.4%
Consumer Discretionary	1.9%
Industrials	2.1%
Energy	2.1%
Financials	2.3%
Technology	2.9%
Money Market Funds	30.1%
U.S. Treasury Obligations	36.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.500%, 07/23/26	36.8%
Mastercard, Inc., Class A	0.5%
Tesla, Inc.	0.4%
NVIDIA Corporation	0.4%
Broadcom, Inc.	0.4%
General Electric Company	0.4%
Alphabet, Inc., Class A	0.4%
NextEra Energy, Inc.	0.4%
Visa, Inc., Class A	0.3%
Bank of America Corporation	0.3%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Currency	-13.0%
Commodity	-18.4%
Equity Index	52.9%
Interest Rate	86.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/Welton Advantage Multi-Strategy Fund - Class A (CWEAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CWEAX

Catalyst/Welton Advantage Multi-Strategy Fund

Class C (CWECX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$294	2.99%

How did the Fund perform during the reporting period?

For the fiscal year ended June 30, 2026, the Fund's overall returns were constrained, as its systematic strategies experienced stark divergence: US equities captured strong momentum, while abrupt macroeconomic shifts weighed on macro derivative models.

Key Performance Drivers

• Equities (Positive): Resilient US growth and tech-led market concentration drove a robust rally amid sustained upward momentum.

• Fixed Income (Detractor): Sticky US inflation, shifting rate expectations, and fiscal deficit fears caused severe sovereign debt turbulence and erratic yield movements.

• Commodities (Detractor): Geopolitical noise overpowered sustained economic trends. Sudden price spikes from Middle East tensions were quickly reversed by diplomatic shifts, resulting in abrupt trend reversals.

• Foreign Exchange (Detractor): Divergent global central bank policies and US tariff uncertainties prevented sustained directional momentum, generating consecutive false breakouts across major currency pairs.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/Welton Advantage Multi-Strategy Fund	S&P 500® Index
Aug-2020	$10,000	$10,000
Jun-2021	$13,894	$12,434
Jun-2022	$15,882	$11,114
Jun-2023	$15,942	$13,292
Jun-2024	$17,670	$16,556
Jun-2025	$16,197	$19,066
Jun-2026	$15,620	$23,323

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund	-3.56%	2.37%	7.95%
S&P 500® Index	22.32%	13.41%	15.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Fund Statistics

  Net Assets$46,054,289
  Number of Portfolio Holdings153
  Advisory Fee (net of waivers)$765,616
  Portfolio Turnover1,173%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	18.2%
Money Market Funds	36.8%
Short-Term Investments	45.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	18.2%
Health Care	0.1%
Materials	0.2%
Communications	0.5%
Real Estate	0.7%
Consumer Staples	0.7%
Utilities	1.4%
Consumer Discretionary	1.9%
Industrials	2.1%
Energy	2.1%
Financials	2.3%
Technology	2.9%
Money Market Funds	30.1%
U.S. Treasury Obligations	36.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.500%, 07/23/26	36.8%
Mastercard, Inc., Class A	0.5%
Tesla, Inc.	0.4%
NVIDIA Corporation	0.4%
Broadcom, Inc.	0.4%
General Electric Company	0.4%
Alphabet, Inc., Class A	0.4%
NextEra Energy, Inc.	0.4%
Visa, Inc., Class A	0.3%
Bank of America Corporation	0.3%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Currency	-13.0%
Commodity	-18.4%
Equity Index	52.9%
Interest Rate	86.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/Welton Advantage Multi-Strategy Fund - Class C (CWECX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CWECX

Catalyst/Welton Advantage Multi-Strategy Fund

Class I (CWEIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$196	1.99%

How did the Fund perform during the reporting period?

For the fiscal year ended June 30, 2026, the Fund's overall returns were constrained, as its systematic strategies experienced stark divergence: US equities captured strong momentum, while abrupt macroeconomic shifts weighed on macro derivative models.

Key Performance Drivers

• Equities (Positive): Resilient US growth and tech-led market concentration drove a robust rally amid sustained upward momentum.

• Fixed Income (Detractor): Sticky US inflation, shifting rate expectations, and fiscal deficit fears caused severe sovereign debt turbulence and erratic yield movements.

• Commodities (Detractor): Geopolitical noise overpowered sustained economic trends. Sudden price spikes from Middle East tensions were quickly reversed by diplomatic shifts, resulting in abrupt trend reversals.

• Foreign Exchange (Detractor): Divergent global central bank policies and US tariff uncertainties prevented sustained directional momentum, generating consecutive false breakouts across major currency pairs.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Catalyst/Welton Advantage Multi-Strategy Fund	S&P 500® Index
Aug-2020	$10,000	$10,000
Jun-2021	$14,006	$12,434
Jun-2022	$16,170	$11,114
Jun-2023	$16,394	$13,292
Jun-2024	$18,338	$16,556
Jun-2025	$16,857	$19,066
Jun-2026	$16,412	$23,323

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund	-2.64%	3.22%	8.87%
S&P 500® Index	22.32%	13.41%	15.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Fund Statistics

  Net Assets$46,054,289
  Number of Portfolio Holdings153
  Advisory Fee (net of waivers)$765,616
  Portfolio Turnover1,173%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	18.2%
Money Market Funds	36.8%
Short-Term Investments	45.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	18.2%
Health Care	0.1%
Materials	0.2%
Communications	0.5%
Real Estate	0.7%
Consumer Staples	0.7%
Utilities	1.4%
Consumer Discretionary	1.9%
Industrials	2.1%
Energy	2.1%
Financials	2.3%
Technology	2.9%
Money Market Funds	30.1%
U.S. Treasury Obligations	36.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.500%, 07/23/26	36.8%
Mastercard, Inc., Class A	0.5%
Tesla, Inc.	0.4%
NVIDIA Corporation	0.4%
Broadcom, Inc.	0.4%
General Electric Company	0.4%
Alphabet, Inc., Class A	0.4%
NextEra Energy, Inc.	0.4%
Visa, Inc., Class A	0.3%
Bank of America Corporation	0.3%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Currency	-13.0%
Commodity	-18.4%
Equity Index	52.9%
Interest Rate	86.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/Welton Advantage Multi-Strategy Fund - Class I (CWEIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-CWEIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026        $267,823

2025        $268,652

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026        $24,278

2025        $23,986

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

ANNUAL FINANCIAL STATEMENTS
AND
ADDITIONAL INFORMATION

Catalyst Systematic High Income Fund
(Formerly, Catalyst/Warrington Strategic Program Fund)
(CWXAX, CWXCX, CWXIX)
Catalyst Systematic Alpha Fund
(ATRAX, ATRCX, ATRFX)
Catalyst/Welton Advantage Multi-Strategy Fund
(CWEAX, CWECX, CWEIX)
Catalyst/Aspect Enhanced Multi-Asset Fund
(CASAX, CASCX, CASIX)
Catalyst Nasdaq-100 Hedged Equity Fund
(CLPAX, CLPCX, CLPFX)
Catalyst/Millburn Hedge Strategy Fund
(MBXAX, MBXCX, MBXIX)
Catalyst Buffered Shield Fund
(SHIEX, SHINX, SHIIX)

June 30, 2026

Mutual Fund Series Trust

CATALYST FUNDS
ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 40
Statements of Operations	Page 42
Statements of Changes in Net Assets	Page 44
Financial Highlights	Page 48
Notes to Financial Statements	Page 62
Report of Independent Registered Public Accounting Firm	Page 84
Additional Information	Page 86

CATALYST SYSTEMATIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.2%
	ASSET MANAGEMENT — 13.3%
1,450,000	Ares Capital Corporation	2.1500	07/15/26	$1,448,540
1,400,000	Blue Owl Capital Corporation	2.8750	06/11/28	1,326,196
1,400,000	Main Street Capital Corporation	6.5000	06/04/27	1,414,865
				4,189,601
	AUTOMOTIVE — 4.3%
1,200,000	Ford Motor Company	9.6250	04/22/30	1,361,470

	INTERNET MEDIA & SERVICES — 9.0%
1,425,000	Uber Technologies, Inc.(a)	4.5000	08/15/29	1,415,422
1,400,000	VeriSign, Inc.	4.7500	07/15/27	1,400,211
				2,815,633
	LEISURE PRODUCTS — 4.8%
1,500,000	Mattel, Inc.(a)	5.8750	12/15/27	1,500,604

	OIL & GAS PRODUCERS — 4.5%
1,400,000	Energy Transfer, L.P. Midstream Finance Corporation(a)	6.0000	02/01/29	1,411,364

	RETAIL - DISCRETIONARY — 13.8%
1,650,000	Best Buy Company, Inc.	1.9500	10/01/30	1,471,163
1,480,000	Dick’s Sporting Goods, Inc.(a)	4.0000	10/01/29	1,444,009
1,650,000	Lowe’s Companies, Inc.	1.7000	10/15/30	1,461,093
				4,376,265
	TECHNOLOGY SERVICES — 4.5%
1,425,000	Gartner, Inc.(a)	4.5000	07/01/28	1,400,299

	TOTAL CORPORATE BONDS (Cost $17,140,801)			17,055,236

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
41	First American Treasury Obligations Fund, Class X, 3.57% (Cost $41)(c)	$41

	TOTAL INVESTMENTS - 54.2% (Cost $17,140,842)	$17,055,277
	OTHER ASSETS IN EXCESS OF LIABILITIES - 45.8%	14,396,815
	NET ASSETS - 100.0%	$31,452,092

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is 7,171,698 or 22.8% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

TOTAL RETURN SWAPS - 3.6%

The Bespoke Basket Series 1 Excess Return Strategy is a rules-based index containing options based strategies including relatively short-term options strategies (long and short), option spreads on the S&P 500, and covered call options on stock indexes or individual stocks. It is a fixed weight basket with quarterly rebalance of 6 systematic trading strategies.

								Unrealized
		Payment	Notional				Upfront	Appreciation/
Shares	Reference Entity	Frequency	Amount	Counterparty	Maturity	Pay Fixed Rate	Payments	(Depreciation)
724,039	Bespoke Basket Series 1 Excess Return Strategy	Monthly	(78,963,662)	Goldman Sachs	12/7/2026	0.0000%	—	$1,143,982
								$1,143,982

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Bespoke Basket Series 1 Excess Return Strategy Total Return Swap Holdings

The following table represents the individual positions and related values of underlying securities of the Bespoke Basket Series 1 Excess Return Strategy Total Return Swap.

Open Futures Contracts
Contracts	Open Long Futures	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ Depreciation
2,838	E-Mini S&P 500 Futures	9/1/2026	21,423,144	—

Equity Forwards

Contracts	Name	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ Depreciation
(2,730)	S&P 500 Index	Goldman Sachs	7/2/2026	(20,311,012)	(155,718)
(2,100)	S&P 500 Index	Goldman Sachs	7/17/2026	(15,620,856)	(153,237)
(1,473)	S&P 500 Index	Goldman Sachs	7/17/2026	(10,956,179)	(142,660)
1,201	S&P 500 Index	Goldman Sachs	8/21/2026	9,007,193	17,706
(791)	S&P 500 Index	Goldman Sachs	8/21/2026	(5,883,416)	(90,459)
397	S&P 500 Index	Goldman Sachs	9/18/2026	2,977,392	15,526

Options Purchased
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional Value	Fair Value
683	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Call	7/2/2026	7410	5,063,323	65,334
508	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Call	7/2/2026	7425	3,775,122	41,996
362	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/2/2026	7375	2,672,091	1,976
341	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/2/2026	7360	2,513,281	1,534
349	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/10/2026	6450	2,250,834	271
325	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/10/2026	6350	2,065,637	211
354	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	6400	2,263,471	678
331	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	6350	2,099,982	585
329	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	6200	2,037,906	479
649	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	4100	2,661,930	82
414	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	4525	1,872,311	75
336	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	3900	1,311,416	42
735	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	3400	2,497,459	38
688	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	3300	2,269,740	36
349	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	4050	1,413,695	28
325	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	3750	1,220,228	26
786	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	6350	4,993,354	9,966
575	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	6550	3,769,116	9,927
654	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	6400	4,188,756	8,937
730	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	6300	4,596,800	8,612
485	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	6450	3,131,280	7,154
669	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	5125	3,426,228	2,099
402	S&P 500 Futures, Maturing September 2026	Goldman Sachs	Put	9/18/2026	6300	2,531,120	10,151

Options Written
Contracts	Name	Counterparty		Expiration Date	Exercise Price	Notional Value	Fair Value
(578)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Call	7/1/2026	7540	(4,358,307)	(1,657)
(579)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Call	7/2/2026	7510	(4,346,023)	(13,021)
(579)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Call	7/6/2026	7515	(4,350,417)	(16,630)
(579)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Call	7/7/2026	7540	(4,368,298)	(13,210)
(572)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Call	7/8/2026	7590	(4,343,629)	(6,381)
(332)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/10/2026	6750	(2,242,292)	(439)
(325)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	6080	(1,978,397)	(407)
(336)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	6185	(2,079,771)	(484)
(349)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	6275	(2,190,355)	(560)
(364)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	6330	(2,302,499)	(628)
(335)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	6470	(2,164,762)	(711)
(338)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	7020	(2,372,433)	(2,530)
(431)	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	7/17/2026	7150	(3,082,141)	(5,483)
(425)	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	6700	(2,849,237)	(9,398)
(532)	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	6650	(3,536,610)	(10,902)
(322)	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	6955	(2,239,230)	(12,031)
(617)	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	6750	(4,163,085)	(15,159)
(461)	S&P 500 Futures, Maturing August 2026	Goldman Sachs	Put	8/21/2026	6950	(3,206,960)	(17,041)
(338)	S&P 500 Futures, Maturing September 2026	Goldman Sachs	Put	9/18/2026	6650	(2,247,156)	(13,804)
(377)	S&P 500 Futures, Maturing September 2026	Goldman Sachs	Put	9/18/2026	6800	(2,563,765)	(19,292)

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 24.2%
	FIXED INCOME - 24.2%
223,542	Catalyst International Income Opportunities Fund(a)	$28,613,324

	TOTAL OPEN END FUNDS (Cost $25,302,226)	28,613,324

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 17.4%
	AUTOMOTIVE — 2.5%
3,000,000	Ford Motor Company	4.3460	12/08/26	2,995,731

	COMMERCIAL SUPPORT SERVICES — 2.1%
2,500,000	Waste Management, Inc.	4.5000	03/15/28	2,507,626

	INTERNET MEDIA & SERVICES — 4.3%
2,500,000	Netflix, Inc.	5.8750	11/15/28	2,580,390
2,500,000	VeriSign, Inc.	4.7500	07/15/27	2,500,377
				5,080,767
	LEISURE FACILITIES & SERVICES — 2.1%
2,500,000	McDonald’s Corporation	3.8000	04/01/28	2,475,976

	SEMICONDUCTORS — 2.1%
2,500,000	Texas Instruments, Inc.	4.6000	02/15/28	2,512,259

	TECHNOLOGY HARDWARE — 2.2%
2,500,000	Cisco Systems, Inc.	4.8500	02/26/29	2,527,642

	TELECOMMUNICATIONS — 2.1%
2,500,000	Verizon Communications, Inc.	4.0160	12/03/29	2,455,067

	TOTAL CORPORATE BONDS (Cost $20,566,981)			20,555,068

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.9%
	U.S. TREASURY BILLS — 41.9%
9,383,000	United States Treasury Bill(b),(c),(d)	3.2700	07/09/26	$9,375,452
5,300,000	United States Treasury Bill(b),(c),(d)	3.5700	08/06/26	5,280,867
3,000,000	United States Treasury Bill(b),(c),(d)	3.6600	09/03/26	2,980,560
9,600,000	United States Treasury Bill(b),(c),(d)	3.7800	10/01/26	9,508,475
1,000,000	United States Treasury Bill(b),(c),(d)	3.8200	10/29/26	987,483
732,000	United States Treasury Bill(b),(c),(d)	3.7800	01/21/27	716,790
13,500,000	United States Treasury Bill(b),(d)	3.8600	02/18/27	13,175,095
6,000,000	United States Treasury Bill(b),(c),(d)	3.8900	03/18/27	5,837,721
1,500,000	United States Treasury Bill(b),(c),(d)	3.9300	05/13/27	1,450,552
				49,312,995
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,360,819)			49,312,995

Shares
	SHORT-TERM INVESTMENTS — 7.8%
	MONEY MARKET FUNDS - 7.8%
9,246,408	First American Treasury Obligations Fund, Class X, 3.57%(c),(e)			9,246,408
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,246,408)			9,246,408

	TOTAL INVESTMENTS - 91.3% (Cost $104,476,434)			$107,727,795
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.7%			10,284,226
	NET ASSETS - 100.0%			$118,012,021

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(d)	This security is segregated as Collateral for a Swap Contract.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued) June 30, 2026

TOTAL RETURN SWAPS - 4.1%

The BNP Paribas Catalyst Systematic Alpha Non-Commodities Index (the “BNP Paribas CASA Index III” and the “BNP Paribas CASA Index IV”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BNP Paribas CASA Index III and the BNP Paribas CASA Index IV is comprised of four rules-based Index components created by BNP Paribas.(a),(b)

The BNP Paribas Catalyst Systematic Alpha Commodities Index (the “BNP Paribas CASA Index III” and the “BNP Paribas CASA Index IV”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The BNP Paribas CASA Index III and the BNP Paribas CASA Index IV Index is comprised of two rules-based Index components created by BNP Paribas. (a),(b)

The CIBC Multi Asset Systematic Alpha Index (“CIBQMASA”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The CIBQMASA Index is comprised of five rules-based Index components created by CIBC. (c)

Custom Asset Series Y1 Excess Return Strategy (“RCXTCAY1”) is a rules-based index containing strategies across a mix of non-commodity asset classes which look to invest in premias including carry, volatility, trend and relative value. The index has 13 components which comprise the broader index.

Custom Asset Series Y2 Excess Return Strategy (“RCXTCAY2”) is a rules-based index containing two commodities strategies (one based on carry and the other on curve RV).

The J.P. Morgan XRJPCT12 Index is a cross-assets rules-based index that considers short-term and long-term portfolio dynamics to optimize the weight to ensure diversification and avoid concentration risk. The fund’s advisor adds a layer of Volatility Targeting to adjust the overall portfolio exposure dynamically to maintain a target volatility of 12%. The index is comprised of seven rules-based index components created by JPMorgan. (d)

The J.P. Morgan AIJPLT3A Index is a cross-asset trend following index with an adaptive trend signal, adaptive volatility target and additional diversifying assets. The index is a rules-based index created by JPMorgan.

(e)

The J.P. Morgan AIJPXSK1 Index is a cross-asset skewness reversion index that uses skewness as a signal to exploit investors’ overweighing of tail-events. Skewness measures the asymmetry of an asset’s return distribution. Instead of relying solely on averages, skewness highlights tail risk by showing whether an investment is more likely to produce extreme, unexpected returns. The index is a rules-based index created by JPMorgan. (f)

The HSBC Systematic Alpha Index (“HSIESA1I”) is a rules-based index containing strategies across a mix of asset classes which look to invest in premias including carry, trend, and smart beta. The index has 6 components which comprise the broader index. (g)

Shares	Reference Entity	Payment Frequency	Notional Amount	Counterparty	Maturity	Pay Fixed Rate	Upfront Payments	Unrealized Appreciation/ (Depreciation)
6,100	BNP Paribas CAS3 Ex-Commodity Sub-Basket (a)	Maturity	(28,029,958)	BNP Paribas	2/10/2027	0.0000%	—	$2,473,201
6,100	BNP Paribas CAS3 Commodity Sub-Basket (a)+	Maturity	(22,335,295)	BNP Paribas	2/10/2027	0.0000%	—	316,220
37,800	BNP Paribas CAS4 Ex-Commodity Sub-Basket (b)	Monthly	(45,578,613)	BNP Paribas	7/27/2027	0.1260%	—	698,863
37,800	BNP Paribas CAS4 Commodity Sub-Basket (b)+	Monthly	(13,646,167)	BNP Paribas	7/27/2027	0.1260%	—	289,796
375	CIBC Multi Asset Systematic Alpha Index (c)+	Monthly	(1,010,631)	CIBC	5/30/2027	0.1000%	—	(9,206)
124,794	Custom Asset Series Y1 Excess Return Strategy	Monthly	(14,639,584)	Goldman Sachs	2/12/2027	0.0000%	—	449,258
20,419	Custom Asset Series Y2 Excess Return Strategy +	Monthly	(3,122,678)	Goldman Sachs	2/12/2027	0.0000%	—	(162,943)
8,197	J.P. Morgan XRJPCT12 Index (d)+	Quarterly	(21,813,386)	JP Morgan	12/3/2026	0.2800%	—	(137,636)
29,565	J.P. Morgan AIJPLT3A INDEX (e)+	Quarterly	(28,500,000)	JP Morgan	4/16/2027	0.2000%	—	428,939
38,982	J.P. Morgan AIJPXSK1 INDEX (f)+	Quarterly	(28,500,000)	JP Morgan	4/16/2027	0.2000%	—	99,904
26,294	HSBC Systematic Alpha 1 Index (g)	Monthly	(18,418,684)	HSBC	11/13/2026	0.0000%	—	371,008
								$4,817,404

+	This instrument is held by CSACS Fund Ltd.

(a)	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/index-performance/

(b)	Additional information can be found on https://casaindex.bnpparibas.com/

(c)	Additional information can be found on https://indices.cibccm.com/CIBQMASA/

(d)	Additional information can be found on http://www.jpmorganindices.com/indices/XRJPCT12

(e)	Additional information can be found on https://www.jpmorganindices.com/indices/AIJPLT3A

(f)	Additional information can be found on http://www.jpmorganindices.com/indices/AIJPXSK1

(g)	Additional information can be found on https://www.solactive.com/index/DE000SL0PR63/

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Custom Asset Series Y1 Excess Return Strategy Total Return Swap Top 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom Asset Series Y1 Excess Return Strategy Total Return Swap.

Credit Default Swaps
Contracts	Name	Counterparty	Pay/Receive	Interest Rate	Maturity Date	Notional	Fair Value
(2,922,765)	CDX.NA.HY.46-V2.5Y	Goldman Sachs	Pay	0.0500	6/20/2031	(2,922,765)	236,602
(5,914,989)	iTraxx Europe.45-V1.5Y	Goldman Sachs	Pay	0.0100	6/20/2031	(5,914,989)	153,373

Equity Forwards
Contracts	Name	Counterparty	Notional	Value and Unrealized Appreciation (Depreciation)
449	S&P 500 Index	Goldman Sachs	3,367,002	—
447	S&P 500 Index	Goldman Sachs	3,354,521	—
(323)	S&P 500 Index	Goldman Sachs	(2,422,870)	—
(341)	S&P 500 Index	Goldman Sachs	(2,553,975)	—
(569)	S&P 500 Index	Goldman Sachs	(4,265,682)	—

Interest Rate Swaps
Contracts	Name	Counterparty	Pay/Receive	Interest Rate	Maturity Date	Notional	Fair Value
(2,816,687)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0400	8/4/2036	(2,816,687)	(3,779)
(2,816,603)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0400	8/4/2036	(2,816,603)	(3,779)

Open Long Futures
Contracts	Name	Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
47,323	Euro OATs	9/8/2026	6,490,910	—
31,916	Euro BTPs	9/8/2026	4,355,089	—
9,580,832	JGB	9/10/2026	7,532,029	—
67,729	US 10-year Treasury Note	9/21/2026	7,442,821	—

Open Short Futures
Contracts	Name	Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
(54,295)	UK Long Gilts	9/28/2026	(6,428,720)	—

Options Purchased
Contracts	Currency Purchased	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
309	S&P 500 Index	Goldman Sachs	Put	8/21/2026	6,350	2,313,623	3,910

Options Written
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(4,908,793)	CDX.NA.IG.46-V1.5Y	Goldman Sachs		7/15/2026	52.50	(4,908,793)	(2,195)
(6,356,655)	CDX.NA.IG.46-V1.5Y	Goldman Sachs		7/15/2026	57.50	(6,356,655)	(785)
(6,493,695)	CDX.NA.IG.46-V1.5Y	Goldman Sachs		7/15/2026	55.00	(6,493,695)	(1,426)
(6,513,697)	CDX.NA.IG.46-V1.5Y	Goldman Sachs		7/15/2026	50.00	(6,513,697)	(1,984)
(2,461,857)	CDX.NA.IG.46-V1.5Y	Goldman Sachs		8/19/2026	60.00	(2,461,857)	(1,372)
(3,519,712)	CDX.NA.IG.46-V1.5Y	Goldman Sachs		8/19/2026	52.50	(3,519,712)	(4,520)
(4,264,727)	CDX.NA.IG.46-V1.5Y	Goldman Sachs		8/19/2026	47.50	(4,264,727)	(1,169)
(4,264,727)	CDX.NA.IG.46-V1.5Y	Goldman Sachs		8/19/2026	50.00	(4,264,727)	(2,738)
(4,264,727)	CDX.NA.IG.46-V1.5Y	Goldman Sachs		8/19/2026	55.00	(4,264,727)	(3,991)
(4,508,850)	iTraxx Europe.45-V1.5Y	Goldman Sachs		7/15/2026	52.50	(5,154,968)	(3,854)
(4,508,850)	iTraxx Europe.45-V1.5Y	Goldman Sachs		7/15/2026	60.00	(5,154,968)	(615)
(4,643,264)	iTraxx Europe.45-V1.5Y	Goldman Sachs		7/15/2026	55.00	(5,308,644)	(1,618)
(4,676,758)	iTraxx Europe.45-V1.5Y	Goldman Sachs		7/15/2026	50.00	(5,346,937)	(970)
(5,319,194)	iTraxx Europe.45-V1.5Y	Goldman Sachs		7/15/2026	57.50	(6,081,435)	(1,107)
(2,767,822)	iTraxx Europe.45-V1.5Y	Goldman Sachs		8/19/2026	55.00	(3,164,451)	(3,315)
(2,927,989)	iTraxx Europe.45-V1.5Y	Goldman Sachs		8/19/2026	60.00	(3,347,570)	(2,107)
(3,141,879)	iTraxx Europe.45-V1.5Y	Goldman Sachs		8/19/2026	50.00	(3,592,110)	(1,764)
(3,141,879)	iTraxx Europe.45-V1.5Y	Goldman Sachs		8/19/2026	52.50	(3,592,110)	(3,863)
(3,141,879)	iTraxx Europe.45-V1.5Y	Goldman Sachs		8/19/2026	57.50	(3,592,110)	(2,872)
(313)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,875	(2,349,339)	(16)
(387)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,800	(2,902,009)	(29)
(446)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,760	(3,345,636)	(33)
(500)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,730	(3,752,372)	(40)
(504)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,810	(3,778,321)	(25)
(570)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,710	(4,276,415)	(56)
(588)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,575	(4,411,287)	(1,716)
(702)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,635	(5,263,311)	(198)
(827)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,610	(6,198,831)	(585)
(892)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,540	(6,689,131)	(8,994)
(1,189)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,580	(8,913,531)	(2,839)
(413)	S&P 500 Index	Goldman Sachs	Call	7/10/2026	7,670	(3,094,976)	(1,691)
(495)	S&P 500 Index	Goldman Sachs	Call	7/10/2026	7,875	(3,714,624)	(88)
(607)	S&P 500 Index	Goldman Sachs	Call	7/10/2026	7,630	(4,552,325)	(5,822)
(792)	S&P 500 Index	Goldman Sachs	Call	7/10/2026	7,675	(5,942,984)	(2,929)
(490)	S&P 500 Index	Goldman Sachs	Call	7/17/2026	7,755	(3,676,744)	(2,326)

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Custom Asset Series Y2 Excess Return Strategy Total Return Swap Top 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom Asset Series Y2 Excess Return Strategy Total Return Swap.

Open Long Futures
Contracts	Name	Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
7,788	Brent Crude Oil	01/2027	564,492	—
12,645	Brent Crude Oil	03/2027	908,763	—
126,481	Copper HG	12/2026	801,576	—
219,798	Corn	09/2026	916,008	—
144,897	Corn	03/2027	653,485	—
121	Gold	08/2026	487,242	—
110,347	Heating Oil	09/2026	348,709	—
214,520	Live Cattle	10/2026	507,661	—
233,490	Natural Gas	11/2026	792,230	—
102,741	Natural Gas	01/2027	451,134	—
185,206	RBOB Gasoline	09/2026	505,817	—
6,831	Silver	09/2026	409,314	—
61,556	Soybean	08/2026	692,047	—
28,574	Soybean	09/2026	322,526	—
31,400	Soybean	01/2027	363,843	—
31,400	Soybean	03/2027	366,434	—
2,418	Soybean Meal	12/2026	732,817	—
1,007,044	Soybean Oil	12/2026	658,103	—
6,588	WTI Crude Oil	11/2026	452,437	—

Open Short Futures
Contracts	Name	Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
(164)	Aluminum	09/2026	(505,034)	—
(17,719)	Brent Crude Oil	09/2026	(1,292,627)	—
(27,966)	Brent Crude Oil	09/2026	(2,040,146)	—
(66,774)	Chicago Wheat	09/2026	(393,465)	—
(27)	Copper	08/2026	(363,551)	—
(65)	Copper	07/2027	(864,434)	—
(137,960)	Copper HG	09/2026	(862,801)	—
(157,259)	Corn	09/2026	(655,375)	—
(114,253)	Corn	12/2026	(498,141)	—
(439,948)	Cotton	12/2026	(337,880)	—
(614)	Gasoil	09/2026	(542,269)	—
(135,897)	Heating Oil	09/2026	(429,448)	—
(209,060)	Live Cattle	08/2026	(506,813)	—
(314,024)	Natural Gas	09/2026	(1,002,993)	—
(159,289)	RBOB Gasoline	09/2026	(435,034)	—
(63,785)	Soybean	11/2026	(729,539)	—
(1,221)	Soybean Meal	12/2026	(369,994)	—
(727,781)	Soybean Oil	12/2026	(475,605)	—
(2,503,888)	Sugar	10/2026	(371,076)	—
(15,095)	WTI Crude Oil	09/2026	(1,045,650)	—
(90)	Zinc	09/2026	(322,659)	—

Options Purchased
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
8,140	Brent Crude Oil	Goldman Sachs	Put	7/28/2026	62.50	593,844	1,954
7,526	Brent Crude Oil	Goldman Sachs	Put	7/28/2026	66.50	549,014	4,440
5,487	Brent Crude Oil	Goldman Sachs	Put	7/28/2026	63.00	400,263	1,427
5,389	Brent Crude Oil	Goldman Sachs	Put	7/28/2026	60.50	393,103	970
4,999	Brent Crude Oil	Goldman Sachs	Call	7/28/2026	102.50	364,694	600
4,851	Brent Crude Oil	Goldman Sachs	Put	7/28/2026	64.00	353,884	1,552

Options Written
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(80,098)	Corn	Goldman Sachs	Call	7/24/2026	4.50	(333,809)	(2,002)
(35,846)	Soybean	Goldman Sachs	Call	7/24/2026	11.50	(403,001)	(3,226)
(32,229)	Soybean	Goldman Sachs	Call	7/24/2026	11.70	(362,329)	(1,571)
(35,009)	Soybean	Goldman Sachs	Call	7/24/2026	12.10	(393,586)	(525)

See accompanying notes which are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 14.9%
	AEROSPACE & DEFENSE - 0.8%
468	General Electric Company	$174,905
234	Honeywell Aerospace Inc.(a)	51,733
468	RTX Corporation	88,794
		315,432
	ASSET MANAGEMENT - 0.2%
935	Charles Schwab Corporation (The)	86,272

	AUTOMOTIVE - 0.6%
2,806	Ford Motor Company	39,003
468	General Motors Company	36,073
468	Tesla, Inc.(a)	196,842
		271,918
	BANKING - 1.0%
2,806	Bank of America Corporation	159,887
468	Citigroup, Inc.	65,501
468	JPMorgan Chase & Company	153,190
468	Truist Financial Corporation	23,316
468	US Bancorp	28,267
		430,161
	BEVERAGES - 0.4%
1,403	Coca-Cola Company (The)	114,023
1,403	Keurig Dr Pepper, Inc.	45,920
		159,943
	COMMERCIAL SUPPORT SERVICES - 0.4%
468	Republic Services, Inc.	99,721
468	Waste Management, Inc.	104,308
		204,029
	DATA CENTER REIT - 0.2%
468	Digital Realty Trust, Inc.	84,043

	DIVERSIFIED INDUSTRIALS - 0.6%
468	3M Company	75,774
468	Emerson Electric Company	66,994

See accompanying notes which are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 14.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.6% (Continued)
468	Illinois Tool Works, Inc.	$126,580
		269,348
	ELECTRIC UTILITIES - 1.4%
468	American Electric Power Company, Inc.	64,027
468	Consolidated Edison, Inc.	51,775
468	Duke Energy Corporation	59,239
935	Exelon Corporation	43,590
1,870	NextEra Energy, Inc.	164,130
935	Public Service Enterprise Group, Inc.	75,885
935	Sempra	86,684
468	Vistra Corporation	74,239
468	Xcel Energy, Inc.	37,580
		657,149
	HEALTH CARE REIT - 0.3%
468	Welltower, Inc.	106,222

	HOME CONSTRUCTION - 0.2%
468	DR Horton, Inc.	76,228

	HOUSEHOLD PRODUCTS - 0.1%
468	Colgate-Palmolive Company	42,906

	INDUSTRIAL REIT - 0.1%
468	Prologis, Inc.	63,400

	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,403	Fastenal Company	67,386

	INSURANCE - 0.6%
468	Aflac, Inc.	54,873
935	MetLife, Inc.	79,110
468	Progressive Corporation (The)	102,235
468	Prudential Financial, Inc.	50,511
		286,729

See accompanying notes which are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 14.9% (Continued)
	INTERNET MEDIA & SERVICES - 0.5%
468	Alphabet, Inc., Class A	$167,249
468	Booking Holdings, Inc.	83,416
		250,665
	LEISURE FACILITIES & SERVICES - 0.9%
468	Hilton Worldwide Holdings, Inc.	154,655
468	Royal Caribbean Cruises Ltd.	148,604
935	Starbucks Corporation	95,548
468	Yum! Brands, Inc.	74,814
		473,621
	MEDICAL EQUIPMENT & DEVICES - 0.1%
468	Edwards Lifesciences Corporation(a)	42,335

	METALS & MINING - 0.2%
468	Freeport-McMoRan, Inc.	29,433
468	Newmont Corporation	43,711
		73,144
	OIL & GAS PRODUCERS - 1.9%
468	Cheniere Energy, Inc.	111,857
468	Chevron Corporation	77,576
935	ConocoPhillips	97,203
468	Diamondback Energy, Inc.	82,265
468	EOG Resources, Inc.	60,714
935	Exxon Mobil Corporation	127,832
1,870	Kinder Morgan, Inc.	59,784
935	MPLX, L.P.	52,669
935	Occidental Petroleum Corporation	45,413
468	ONEOK, Inc.	40,688
468	Phillips 66	79,115
935	Williams Companies, Inc. (The)	69,508
		904,624
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
468	Baker Hughes Company	25,974
935	SLB Ltd.	43,468
		69,442

See accompanying notes which are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 14.9% (Continued)
	REAL ESTATE SERVICES - 0.1%
468	CBRE Group, Inc., Class A(a)	$63,035

	RETAIL - CONSUMER STAPLES - 0.1%
468	Target Corporation	61,125

	RETAIL - DISCRETIONARY - 0.2%
468	TJX Companies, Inc. (The)	70,902

	SEMICONDUCTORS - 1.0%
468	Broadcom, Inc.	176,787
935	NVIDIA Corporation	187,084
468	QUALCOMM, Inc.	86,482
		450,353
	SOFTWARE - 0.2%
468	Fortinet, Inc.(a)	71,894

	SPECIALTY FINANCE - 0.5%
468	American Express Company	158,301
468	Capital One Financial Corporation	93,890
		252,191
	TECHNOLOGY HARDWARE - 0.6%
468	Apple, Inc.	135,421
468	Arista Networks, Inc.(a)	79,504
468	Cisco Systems, Inc.	54,971
		269,896
	TECHNOLOGY SERVICES - 1.1%
468	International Business Machines Corporation	131,606
468	Mastercard, Inc., Class A	240,365
468	Visa, Inc., Class A	160,566
		532,537
	TRANSPORTATION & LOGISTICS - 0.2%
468	Delta Air Lines, Inc.	43,833
468	United Parcel Service, Inc., Class B	50,310
		94,143

See accompanying notes which are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 14.9% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.1%
468	Sysco Corporation	$39,115

	TOTAL COMMON STOCKS (Cost $6,686,708)	6,840,188

Principal		Discount Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 36.8%
	U.S. TREASURY BILLS — 36.8%
17,000,000	United States Treasury Bill(b)	3.5000	07/23/26	16,962,570

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $16,962,920)			16,962,570

Shares
	SHORT-TERM INVESTMENTS — 30.1%
	MONEY MARKET FUNDS - 30.1%
13,874,567	First American Treasury Obligations Fund, Class X, 3.57%(c),(e)			13,874,567
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,874,567)			13,874,567

	TOTAL INVESTMENTS - 81.8% (Cost $37,524,195)			$37,677,325
	OTHER ASSETS IN EXCESS OF LIABILITIES - 18.2%			8,376,964
	NET ASSETS - 100.0%			$46,054,289

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
4	3 Month Euro Euribor Future	06/15/2027	$1,112,139	$(171)
6	3 Month Euro Euribor Future	06/20/2028	1,669,579	(85)
19	3 Month Euro Euribor Future	06/19/2029	5,283,473	(271)
2	Carbon Emissions Future(e)	12/15/2026	183,076	352
71	CBOT 10 Year US Treasury Note Future	09/22/2026	7,802,234	(14,471)
8	CBOT 2 Year US Treasury Note Future	10/01/2026	1,649,063	(1,187)
51	CBOT 5 Year US Treasury Note Future	10/01/2026	5,459,391	(8,617)
7	CBOT Soybean Oil Future(e)	12/15/2026	274,470	(1,944)
35	CBOT US Treasury Bond Futures	09/22/2026	3,972,500	(19,939)

See accompanying notes which are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
38	CME Australian Dollar Currency Future	09/15/2026	$2,626,180	$(34,015)
5	CME British Pound Currency Future	09/15/2026	414,219	394
90	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	33,967,124	(290,448)
27	CME Euro FX/Japanese Yen Cross Rate Currency Future	09/15/2026	3,843,851	23,966
19	CME Live Cattle Future(e)	11/02/2026	1,798,540	(34,190)
66	CME Mexican Peso Currency Future	09/15/2026	1,875,060	(13,700)
1	CME Yen Denominated Nikkei 225 Index Future	09/11/2026	219,118	(1,348)
5	Eurex 10 Year Euro BUND Future	09/09/2026	727,075	(457)
11	Eurex 2 Year Euro SCHATZ Future	09/09/2026	1,331,004	(131)
4	Eurex 30 Year Euro BUXL Future	09/09/2026	508,028	(1,485)
8	Eurex 5 Year Euro BOBL Future	09/09/2026	1,054,060	(194)
15	Euro-BTP Italian Bond Futures	09/09/2026	2,044,365	2,321
14	French Government Bond Futures	09/09/2026	1,918,145	(2,810)
1	ICE Gas Oil Future(e)	08/13/2026	91,100	5,000
2	LME Copper Future(e)	09/15/2026	669,023	(19,402)
10	LME Zinc Future(e)	09/15/2026	892,105	23,560
4	Long Gilt Future	09/29/2026	473,319	(1,367)
47	Montreal Exchange 10 Year Canadian Bond Future	09/21/2026	4,013,375	17,784
1	NYBOT CSC Cocoa Future(e)	09/16/2026	50,780	(1,350)
8	NYBOT CTN Number 2 Cotton Future(e)	12/09/2026	307,200	(1,295)
1	NYMEX NY Harbor ULSD Futures(e)	09/01/2026	132,724	4,540
2	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(e)	09/01/2026	229,413	143
18	SFE 10 Year Australian Bond Future	09/16/2026	1,367,874	2,540
36	SFE 3 Year Australian Bond Future	09/16/2026	2,605,622	381
35	SFE 90 Day Australian Bank Accepted Bills Future	03/12/2027	23,953,986	(582)
11	Three Month SONIA Index Futures	06/16/2027	3,499,920	(1)
6	Three Month SONIA Index Futures	06/21/2028	1,910,938	(381)
9	Three Month SONIA Index Futures	06/20/2029	2,864,914	(150)
7	Three-Month SOFR Futures	06/19/2029	1,684,113	(787)
1	TSE Japanese 10 Year Bond Futures	09/15/2026	785,871	(1,230)
	TOTAL LONG FUTURES CONTRACTS			$(371,027)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
129	CBOT Corn Future(e)	12/15/2026	$2,812,200	$60,938
31	CBOT Soybean Future(e)	11/16/2026	1,772,813	(18,050)
38	CBOT Wheat Future(e)	12/15/2026	1,148,550	42,900
82	CME Canadian Dollar Currency Future	09/16/2026	5,792,480	53,564
6	CME E-mini Russell 2000 Index Futures	09/21/2026	913,680	(12,105)
76	CME Euro Foreign Exchange Currency Future	09/15/2026	10,883,675	25,387
60	CME Japanese Yen Currency Future	09/15/2026	4,640,250	53,613
46	CME Lean Hogs Future(e)	08/17/2026	1,806,880	(42,570)
27	CME New Zealand Dollar Currency Future	09/15/2026	1,537,380	18,550
2	COMEX Gold 100 Troy Ounces Future(e)	08/28/2026	807,700	98,650
2	COMEX Silver Future(e)	09/29/2026	599,220	(14,545)

See accompanying notes which are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
1	Eurex DAX Index Future	09/21/2026	$717,597	$(4,220)
11	Euronext CAC 40 Index Future	07/20/2026	1,056,412	1,072
8	FTSE 100 Index Future	09/21/2026	1,118,595	(1,471)
12	HKG Hang Seng China Enterprises Index Future	07/31/2026	576,297	2,779
4	HKG Hang Seng Index Future	07/31/2026	582,621	4,131
2	ICE Brent Crude Oil Future(e)	08/03/2026	145,900	(240)
5	ICE US MSCI Emerging Markets EM Index Futures	09/21/2026	439,325	(190)
17	IFSC NIFTY 50 Index Futures	07/29/2026	816,153	5,333
24	LME Lead Future(e)	09/15/2026	1,120,332	43,470
4	LME Nickel Future(e)	09/15/2026	390,144	14,200
6	LME Primary Aluminum Future(e)	09/15/2026	462,968	6,910
4	Montreal Exchange S&P/TSX 60 Index Future	09/18/2026	1,159,530	8,831
1	NYBOT CSC C Coffee Future(e)	09/21/2026	111,169	(20,306)
97	NYBOT CSC Number 11 World Sugar Future(e)	10/01/2026	1,610,045	(43,849)
4	NYMEX Henry Hub Natural Gas Futures(e)	09/29/2026	128,520	330
3	NYMEX Light Sweet Crude Oil Future(e)	08/21/2026	207,810	7,740
33	OML Stockholm OMXS30 Index Future	07/20/2026	1,094,933	(14,895)
6	SFE S&P ASX Share Price Index 200 Future	09/18/2026	910,940	8,717
2	SGX Nikkei 225 Stock Index Future	09/11/2026	432,300	(17,468)
22	Three-Month SOFR Futures	06/16/2027	5,275,600	(3,575)
9	Three-Month SOFR Futures	06/21/2028	2,163,825	(2,250)
	TOTAL SHORT FUTURES CONTRACTS			$261,381
	TOTAL FUTURES CONTRACTS			$(109,646)

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the CWAMSF Fund Limited.

See accompanying notes which are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.5%
	FIXED INCOME - 41.5%
142,032	iShares Core U.S. Aggregate Bond ETF	$14,058,327

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,986,709)	14,058,327

	SHORT-TERM INVESTMENTS — 32.3%
	MONEY MARKET FUNDS - 32.3%
10,919,740	First American Treasury Obligations Fund, Class X, 3.57%(a),(b)	10,919,740
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,919,740)	10,919,740

	TOTAL INVESTMENTS - 73.8% (Cost $24,906,449)	$24,978,067
	OTHER ASSETS IN EXCESS OF LIABILITIES - 26.2%	8,868,532
	NET ASSETS - 100.0%	$33,846,599

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
6	3-Month CORRA Futures	03/17/2027	$ 1,031,429	$550
16	3-Month CORRA Futures	06/16/2027	2,746,245	3,046
6	3-Month CORRA Futures	09/15/2027	1,028,573	523
1	3-Month CORRA Futures	12/15/2027	171,297	27
5	Carbon Emissions Future(b)	12/15/2026	457,691	2,921
24	CBOT Soybean Oil Future(b)	12/15/2026	941,041	(76,560)
1	CME Australian Dollar Currency Future	09/15/2026	69,110	(1,270)
1	CME E-Mini NASDAQ 100 Index Future	09/21/2026	610,470	11,205
6	CME E-mini Russell 2000 Index Futures	09/21/2026	913,680	19,195
58	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	21,889,925	141,699
2	CME E-Mini Standard & Poor’s MidCap 400 Index Future	09/21/2026	777,000	11,390
2	CME Feeder Cattle Future(b)	08/28/2026	364,600	(7,500)
1	CME Feeder Cattle Future(b)	09/25/2026	181,263	(4,612)
5	CME Live Cattle Future(b)	09/01/2026	484,850	(10,280)
4	CME Live Cattle Future(b)	11/02/2026	378,640	(5,410)
5	CME Live Cattle Future(b)	01/01/2027	472,750	(5,910)
5	COMEX Copper Future(b)	09/29/2026	781,750	(40,050)
4	E-mini Dow Jones Industrial Average Index Futures	09/21/2026	1,053,400	16,680
13	Eurex EURO STOXX 50 Future	09/21/2026	943,565	7,796
1	Euro-BTP Italian Bond Futures	09/09/2026	136,291	(80)

See accompanying notes which are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
7	Euronext CAC 40 Index Future	07/20/2026	$672,262	$(324)
11	Euronext Rapeseed Future(b)	11/02/2026	322,043	(2,943)
1	French Government Bond Futures	09/09/2026	137,010	(320)
9	FTSE 100 Index Future	09/21/2026	1,258,419	5,531
4	FTSE/MIB Index Future	09/21/2026	1,184,881	(8,973)
3	ICE Brent Crude Oil Future(b)	08/31/2026	219,090	690
1	ICE Brent Crude Oil Future(b)	10/01/2026	72,930	70
3	ICE Gas Oil Future(b)	08/13/2026	273,300	(30,725)
1	ICE Gas Oil Future(b)	09/11/2026	88,275	(11,500)
4	ICE US mini MSCI EAFE Index Futures	09/21/2026	629,060	(6,035)
6	ICE US MSCI Emerging Markets EM Index Futures	09/21/2026	527,190	(9,880)
1	KFE KOSPI 200 Index Future	09/11/2026	223,852	25,866
3	LME Copper Future(b)	09/15/2026	1,003,533	(35,375)
12	LME Primary Aluminum Future(b)	09/15/2026	925,935	(149,562)
11	LME Zinc Future(b)	09/15/2026	981,316	1,803
1	Long Gilt Future	09/29/2026	118,330	(384)
1	MDE Crude Palm Oil Future(b)	09/16/2026	27,824	(710)
2	MDE Kuala Lumpur Composite Index Future	08/03/2026	40,898	(617)
21	Montreal Exchange 10 Year Canadian Bond Future	09/21/2026	1,793,210	3,284
9	Montreal Exchange 2 Year Canadian Bond Future	09/21/2026	668,258	171
4	Montreal Exchange 5 Year Canadian Bond Future	09/21/2026	318,973	252
5	Montreal Exchange S&P/TSX 60 Index Future	09/18/2026	1,449,411	1,051
2	NYMEX Light Sweet Crude Oil Future(b)	07/22/2026	139,000	(44,980)
1	NYMEX Light Sweet Crude Oil Future(b)	08/21/2026	69,270	(15,040)
2	NYMEX NY Harbor ULSD Futures(b)	09/01/2026	265,448	9,895
1	NYMEX NY Harbor ULSD Futures(b)	10/01/2026	130,234	2,684
6	NYMEX Reformulated Gasoline Blendstock for Oxygen Futures(b)	09/01/2026	688,237	10,142
23	OML Stockholm OMXS30 Index Future	07/20/2026	763,135	13,144
2	Robusta Coffee 10-Tonne Future(b)	09/25/2026	73,160	20
37	SGX FTSE China A50 Futures	07/31/2026	574,018	890
2	SGX FTSE Taiwan Index Futures	07/31/2026	323,440	(30)
10	SGX MSCI Singapore Index Future	07/31/2026	369,851	(1,359)
2	SGX Nikkei 225 Stock Index Future	09/11/2026	432,300	22,567
1	STOXX Europe 600 ESG-X Future	09/21/2026	26,904	668
53	TEF SET50 Index Future	09/30/2026	333,812	9,036
1	Three Month SONIA Index Futures	06/16/2027	318,175	296
4	TSE TOPIX (Tokyo Price Index) Future	09/11/2026	984,845	26,872
54	TurkDEX ISE 30 Futures	09/01/2026	198,986	(4,373)
7	WCE Canola Future(b)	11/16/2026	72,581	(4,953)
2	White Sugar Future(b)	09/16/2026	46,720	525
	TOTAL LONG FUTURES CONTRACTS			$(129,266)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
8	3 Month Euro Euribor Future	03/16/2027	$2,224,164	$(4,500)

See accompanying notes which are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
8	3 Month Euro Euribor Future	12/14/2027	$2,225,762	$(3,888)
1	3 Month Euro Euribor Future	12/15/2026	278,120	(285)
4	3 Month Euro Euribor Future	09/19/2028	1,112,938	(2,336)
2	3 Month Euro Euribor Future	12/19/2028	556,383	(1,150)
6	3 Month Euro Euribor Future	06/20/2028	1,669,579	(3,914)
8	3 Month Euro Euribor Future	06/15/2027	2,224,278	(4,563)
7	3 Month Euro Euribor Future	03/14/2028	1,947,842	(3,358)
8	3 Month Euro Euribor Future	09/14/2027	2,224,963	(4,082)
38	CBOT 10 Year US Treasury Note Future	09/22/2026	4,175,844	(15,313)
37	CBOT 2 Year US Treasury Note Future	10/01/2026	7,626,914	(852)
48	CBOT 5 Year US Treasury Note Future	10/01/2026	5,138,250	(14,215)
13	CBOT Corn Future(b)	12/15/2026	283,400	9,375
1	CBOT Soybean Future(b)	11/16/2026	57,188	175
5	CBOT Soybean Meal Future(b)	12/15/2026	151,550	820
2	CBOT US Treasury Bond Futures	09/22/2026	227,000	(2,187)
2	CBOT Wheat Future(b)	09/15/2026	58,925	(12)
2	CBOT Wheat Future(b)	12/15/2026	60,450	875
1	CME British Pound Currency Future	09/15/2026	82,844	(100)
5	CME Canadian Dollar Currency Future	09/16/2026	353,200	4,465
1	CME Euro Foreign Exchange Currency Future	09/15/2026	143,206	1,675
5	CME Japanese Yen Currency Future	09/15/2026	386,687	6,220
3	CME Lean Hogs Future(b)	08/17/2026	117,840	(2,640)
10	CME Lean Hogs Future(b)	10/15/2026	328,000	3,670
2	CME New Zealand Dollar Currency Future	09/15/2026	113,880	700
1	CME Swiss Franc Currency Future	09/15/2026	155,944	2,581
1	Cocoa Future(b)	12/15/2026	51,452	(14,048)
1	Cocoa Future(b)	09/16/2026	50,629	(11,711)
1	Coffee Future(b)	03/19/2027	104,100	(13,819)
10	Corn Future(b)	03/12/2027	225,500	6,488
11	Eurex 10 Year Euro BUND Future	09/09/2026	1,599,566	(15,538)
46	Eurex 2 Year Euro SCHATZ Future	09/09/2026	5,566,016	(8,989)
9	Eurex 30 Year Euro BUXL Future	09/09/2026	1,143,063	(23,866)
16	Eurex 5 Year Euro BOBL Future	09/09/2026	2,108,119	(10,013)
2	Euronext Milling Wheat Future(b)	09/11/2026	23,067	(204)
12	EUX Short term Euro-BTP Futures	09/09/2026	1,466,941	(4,342)
6	HKG Hang Seng China Enterprises Index Future	07/31/2026	288,149	1,765
2	HKG Hang Seng Index Future	07/31/2026	291,311	1,797
7	IFSC NIFTY 50 Index Futures	07/29/2026	336,063	773
1	KCBT Hard Red Winter Wheat Future(b)	09/15/2026	31,263	(225)
7	LME Lead Future(b)	09/15/2026	326,764	11,079
3	LME Nickel Future(b)	09/15/2026	292,608	12,157
4	MIAX Futures Onyx Hard Red Spring Wheat Futures(b)	09/15/2026	121,300	5,749
2	NYBOT CSC Cocoa Future(b)	09/16/2026	101,560	(21,470)
2	NYBOT CSC Cocoa Future(b)	12/16/2026	103,760	(18,520)
10	NYBOT CSC Number 11 World Sugar Future(b)	10/01/2026	165,985	(4,816)
7	NYBOT CSC Number 11 World Sugar Future(b)	03/01/2027	123,558	(3,707)
2	NYMEX Henry Hub Natural Gas Futures(b)	08/28/2026	63,880	(1,900)
1	NYMEX Palladium Future(b)	09/29/2026	121,090	(440)

See accompanying notes which are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
1	NYMEX Platinum Future(b)	10/29/2026	$78,290	$385
1	SAFEX White Maize Future(b)	12/24/2026	20,396	(331)
29	SFE 10 Year Australian Bond Future	09/16/2026	2,203,797	(38,437)
57	SFE 3 Year Australian Bond Future	09/16/2026	4,125,568	(23,821)
9	SFE 90 Day Australian Bank Accepted Bills Future	12/11/2026	6,159,146	(4,097)
6	SFE 90 Day Australian Bank Accepted Bills Future	12/10/2027	4,108,401	(2,483)
3	SFE 90 Day Australian Bank Accepted Bills Future	03/10/2028	2,054,451	(1,009)
6	SFE 90 Day Australian Bank Accepted Bills Future	09/10/2027	4,107,800	(3,131)
7	SFE 90 Day Australian Bank Accepted Bills Future	06/11/2027	4,791,615	(3,563)
8	SFE 90 Day Australian Bank Accepted Bills Future	03/12/2027	5,475,197	(4,295)
7	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2026	4,790,797	(2,964)
35	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(b)	09/01/2026	346,430	(3,090)
3	Three Month SONIA Index Futures	03/15/2028	955,270	(2,418)
3	Three Month SONIA Index Futures	06/21/2028	955,469	(2,723)
3	Three Month SONIA Index Futures	09/20/2028	955,519	(2,118)
2	Three Month SONIA Index Futures	12/15/2027	636,548	(1,345)
2	Three Month SONIA Index Futures	12/20/2028	636,913	(1,151)
2	Three Month SONIA Index Futures	03/17/2027	636,780	(1,817)
2	Three Month SONIA Index Futures	03/21/2029	636,780	(1,034)
19	Three-Month SOFR Futures	03/21/2029	4,570,925	(3,625)
15	Three-Month SOFR Futures	12/15/2027	3,600,938	6,712
18	Three-Month SOFR Futures	12/20/2028	4,329,900	950
33	Three-Month SOFR Futures	03/17/2027	7,916,701	14,075
15	Three-Month SOFR Futures	09/15/2027	3,598,313	4,575
16	Three-Month SOFR Futures	06/21/2028	3,846,800	6,825
12	Three-Month SOFR Futures	06/16/2027	2,877,600	4,275
18	Three-Month SOFR Futures	09/20/2028	4,329,000	4,913
15	Three-Month SOFR Futures	03/15/2028	3,604,125	7,125
11	TSE Japanese 10 Year Bond Futures	09/15/2026	8,644,577	(22,844)
7	Ultra U.S. Treasury Bond Futures	09/22/2026	813,094	(15,344)
	TOTAL SHORT FUTURES CONTRACTS			$(238,444)
	TOTAL FUTURES CONTRACTS			$(367,710)

See accompanying notes which are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
Brazilian Real	07/02/2026	Deutsche Bank	11,972,171	$2,315,882	$(46,720)
Australian Dollar	07/15/2026	Deutsche Bank	3,200,000	2,213,742	(43,076)
British Pound	07/15/2026	Deutsche Bank	250,000	331,600	(3,914)
Canadian Dollar	07/15/2026	Deutsche Bank	69,914	49,329	(671)
Euro	07/15/2026	Deutsche Bank	200,000	228,536	(3,687)
Israeli Shekel	07/15/2026	Deutsche Bank	3,482,700	1,170,482	(29,517)
Japanese Yen	07/15/2026	Deutsche Bank	8,121,525	50,016	16
Mexican Peso	07/15/2026	Deutsche Bank	35,724,192	2,039,942	(10,057)
New Zealand Dollar	07/15/2026	Deutsche Bank	200,000	113,604	(3,124)
Singapore Dollar	07/15/2026	Deutsche Bank	256,026	198,130	(1,870)
South African Rand	07/15/2026	Deutsche Bank	15,717,172	958,245	8,245
Swiss Franc	07/15/2026	Deutsche Bank	237,731	294,749	(5,251)
Chinese Yuan Offshore	07/15/2026	Deutsche Bank	24,023,441	3,541,268	(8,731)
Brazilian Real	08/04/2026	Deutsche Bank	8,147,234	1,562,295	12,288
Chilean Peso	09/16/2026	Deutsche Bank	407,757,718	442,545	(7,457)
Colombian Peso	09/16/2026	Deutsche Bank	2,387,956,999	686,208	36,205
Peruvian Sole	09/16/2026	Deutsche Bank	1,396,413	408,441	8,441
South Korean Won	09/16/2026	Deutsche Bank	454,037,516	293,820	(6,180)
				$16,898,834	$(105,060)
To Sell:
Brazilian Real	07/02/2026	Deutsche Bank	11,972,168	$2,315,878	$(15,885)
Australian Dollar	07/15/2026	Deutsche Bank	1,950,000	1,349,010	5,778
British Pound	07/15/2026	Deutsche Bank	1,550,000	2,055,922	340
Canadian Dollar	07/15/2026	Deutsche Bank	9,021,323	6,365,189	84,812
Chinese Yuan Offshore	07/15/2026	Deutsche Bank	10,174,733	1,499,849	151
Euro	07/15/2026	Deutsche Bank	3,500,000	3,999,384	19,926
Israeli Shekel	07/15/2026	Deutsche Bank	2,069,565	695,548	4,452
Japanese Yen	07/15/2026	Deutsche Bank	1,277,587,215	7,867,926	132,077
Mexican Peso	07/15/2026	Deutsche Bank	7,029,354	401,393	(1,393)
New Zealand Dollar	07/15/2026	Deutsche Bank	3,750,000	2,130,127	20,447
Singapore Dollar	07/15/2026	Deutsche Bank	2,642,287	2,044,776	5,224
South African Rand	07/15/2026	Deutsche Bank	7,435,090	453,305	(3,305)
Swiss Franc	07/15/2026	Deutsche Bank	3,781,490	4,688,414	61,586
Brazilian Real	08/04/2026	Deutsche Bank	1,046,692	200,713	(713)
Chilean Peso	09/16/2026	Deutsche Bank	366,514,413	397,784	2,216
Indian Rupee	09/16/2026	Deutsche Bank	110,547,774	1,161,157	(11,156)
Indonesia Rupiah	09/16/2026	Deutsche Bank	10,901,999,999	605,214	(5,214)
Peruvian Sole	09/16/2026	Deutsche Bank	509,614	149,060	940
Philippine Peso	09/16/2026	Deutsche Bank	21,658,242	351,520	(1,520)
South Korean Won	09/16/2026	Deutsche Bank	2,997,036,194	1,939,469	10,524
Taiwanese Dollar	09/16/2026	Deutsche Bank	18,984,200	594,705	5,295
Thailand Baht	09/16/2026	Deutsche Bank	17,917,857	540,950	9,050
				$41,807,293	$323,632

Total					$218,572

See accompanying notes which are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
British Pound	Euro	7/15/2026	Deutsche Bank	4,929,493	5,700,000	6,538,508	(6,513,286)	$25,222
Czech Koruna	Euro	7/15/2026	Deutsche Bank	13,304,305	550,000	626,372	(628,476)	(2,104)
Euro	British Pound	7/15/2026	Deutsche Bank	900,000	780,162	1,028,412	(1,034,808)	(6,396)
Euro	Japanese Yen	7/15/2026	Deutsche Bank	5,900,000	1,087,234,263	6,741,831	(6,695,652)	46,179
Euro	Norwegian Krone	7/15/2026	Deutsche Bank	2,500,000	27,799,335	2,856,700	(2,808,027)	48,673
Euro	Polish Zloty	7/15/2026	Deutsche Bank	800,000	3,428,545	914,144	(911,384)	2,760
Euro	Swedish Krona	7/15/2026	Deutsche Bank	1,100,000	12,113,745	1,256,948	(1,250,484)	6,464
Euro	Swiss Franc	7/15/2026	Deutsche Bank	3,250,000	2,991,760	3,713,710	(3,709,282)	4,428
Hungarian Forints	Euro	7/15/2026	Deutsche Bank	283,938,855	800,000	911,391	(914,146)	(2,755)
Japanese Yen	Euro	7/15/2026	Deutsche Bank	184,302,089	1,000,000	1,135,011	(1,142,680)	(7,669)
Norwegian Krone	Euro	7/15/2026	Deutsche Bank	59,616,249	5,450,000	6,021,879	(6,227,623)	(205,744)
Polish Zloty	Euro	7/15/2026	Deutsche Bank	5,953,745	1,400,000	1,582,644	(1,599,756)	(17,112)
Swedish Krona	Euro	7/15/2026	Deutsche Bank	10,884,270	1,000,000	1,123,564	(1,142,682)	(19,118)
Swiss Franc	Euro	7/15/2026	Deutsche Bank	1,283,369	1,400,000	1,591,165	(1,599,756)	(8,591)
				578,662,375	1,151,647,810	$36,042,279	$36,178,042	$(135,763)

Total								$82,809

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(b)	All or a portion of this investment is a holding of the CAEMAF Fund Limited.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 49.4%
	ADVERTISING & MARKETING - 0.3%
84	AppLovin Corporation, Class A(a)	$43,279

	AEROSPACE & DEFENSE - 0.5%
30	Axon Enterprise, Inc.(a)	16,819
124	Honeywell Aerospace Inc.(a)	27,415
133	Rocket Lab Corporation(a)	13,519
		57,753
	AUTOMOTIVE - 1.6%
510	Tesla, Inc.(a)	214,506

	BEVERAGES - 0.8%
142	Coca-Cola Europacific Partners PLC	14,210
410	Keurig Dr Pepper, Inc.	13,419
283	Monster Beverage Corporation(a)	27,202
389	PepsiCo, Inc.	52,671
		107,502
	BIOTECH & PHARMA - 1.2%
50	Alnylam Pharmaceuticals, Inc.(a)	15,052
149	Amgen, Inc.	53,956
320	Gilead Sciences, Inc.	40,429
23	Regeneron Pharmaceuticals, Inc.	14,341
82	Vertex Pharmaceuticals, Inc.(a)	40,732
		164,510
	CABLE & SATELLITE - 0.2%
1,107	Comcast Corporation, Class A	27,177

	CHEMICALS - 0.5%
135	Linde PLC	70,057

	COMMERCIAL SUPPORT SERVICES - 0.1%
80	Cintas Corporation	13,606

	E-COMMERCE DISCRETIONARY - 2.4%
1,188	Amazon.com, Inc.(a)	283,149

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 49.4% (Continued)
	E-COMMERCE DISCRETIONARY - 2.4% (Continued)
19	MercadoLibre, Inc.(a)	$32,250
173	PDD Holdings, Inc. - ADR(a)	13,196
		328,595
	ELECTRIC UTILITIES - 0.6%
196	American Electric Power Company, Inc.	26,815
101	Constellation Energy Corporation	25,085
288	Exelon Corporation	13,427
167	Xcel Energy, Inc.	13,410
		78,737
	ELECTRICAL EQUIPMENT - 0.2%
149	Honeywell International, Inc.	33,361

	ENGINEERING & CONSTRUCTION - 0.1%
194	Ferrovial S.E.	13,300

	ENTERTAINMENT CONTENT - 0.3%
60	Electronic Arts, Inc.	12,302
58	Take-Two Interactive Software, Inc.(a)	14,499
507	Warner Bros Discovery, Inc.(a)	13,517
		40,318
	FOOD - 0.3%
460	Mondelez International, Inc., Class A	26,607
568	The Kraft Heinz Company	13,416
		40,023
	INDUSTRIAL SUPPORT SERVICES - 0.1%
280	Fastenal Company	13,448

	INTERNET MEDIA & SERVICES - 5.6%
95	Airbnb, Inc., Class A(a)	13,595
604	Alphabet, Inc., Class A	215,852
571	Alphabet, Inc., Class C	201,751
228	Booking Holdings, Inc.	40,639
151	DoorDash, Inc., Class A(a)	27,864
312	Meta Platforms, Inc., Class A	175,746

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 49.4% (Continued)
	INTERNET MEDIA & SERVICES - 5.6% (Continued)
1,307	Netflix, Inc.(a)	$93,320
		768,767
	LEISURE FACILITIES & SERVICES - 0.5%
70	Marriott International Inc, Class A	25,941
395	Starbucks Corporation	40,365
		66,306
	MEDICAL EQUIPMENT & DEVICES - 0.6%
190	Dexcom, Inc.(a)	12,797
220	GE HealthCare Technologies, Inc.	14,082
21	IDEXX Laboratories, Inc.(a)	11,055
102	Intuitive Surgical, Inc.(a)	40,563
		78,497
	OIL & GAS PRODUCERS - 0.1%
76	Diamondback Energy, Inc.	13,359

	OIL & GAS SERVICES & EQUIPMENT - 0.1%
238	Baker Hughes Company	13,209

	RETAIL - CONSUMER STAPLES - 2.0%
129	Costco Wholesale Corporation	120,675
1,425	Walmart, Inc.	161,395
		282,070
	RETAIL - DISCRETIONARY - 0.3%
294	O’Reilly Automotive, Inc.(a)	27,075
64	Ross Stores, Inc.	13,622
		40,697
	SEMICONDUCTORS - 18.3%
440	Advanced Micro Devices, Inc.(a)	255,600
136	Analog Devices, Inc.	54,015
220	Applied Materials, Inc.	159,060
114	ARM Holdings PLC - ADR(a)	40,421
32	ASML Holding N.V. - ADR	63,663
56	Astera Labs, Inc.(a)	27,049
503	Broadcom, Inc.	190,008

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 49.4% (Continued)
	SEMICONDUCTORS - 18.3% (Continued)
1,441	Intel Corporation(a)	$201,207
355	KLA Corporation	107,107
341	Lam Research Corporation	147,766
228	Marvell Technology, Inc.	67,919
147	Microchip Technology, Inc.	13,406
325	Micron Technology, Inc.	375,144
15	Monolithic Power Systems, Inc.	20,735
2,569	NVIDIA Corporation	514,031
90	NXP Semiconductors N.V.	25,293
291	QUALCOMM, Inc.	53,774
38	Sandisk Corporation(a)	86,402
56	Teradyne, Inc.	27,095
271	Texas Instruments, Inc.	80,777
		2,510,472
	SOFTWARE - 5.9%
132	Adobe, Inc.(a)	27,063
71	Autodesk, Inc.(a)	13,804
76	Cadence Design Systems, Inc.(a)	28,524
137	CoreWeave, Inc., Class A(a)	13,637
71	Crowdstrike Holdings, Inc., Class A(a)	54,183
104	Datadog, Inc., Class A(a)	27,077
264	Fortinet, Inc.(a)	40,556
99	Intuit, Inc.	25,839
798	Microsoft Corporation	297,670
48	Nebius Group N.V., Class A(a)	13,256
692	Palantir Technologies, Inc., Class A(a)	80,736
239	Palo Alto Networks, Inc.(a)	81,504
42	Roper Technologies, Inc.	14,212
355	Shopify, Inc., Class A(a)	40,534
154	Strategy, Inc., Class A(a)	13,387
62	Synopsys, Inc.(a)	27,656
109	Workday, Inc., Class A(a)	13,344
		812,982

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 49.4% (Continued)
	TECHNOLOGY HARDWARE - 5.4%
1,545	Apple, Inc.	$447,061
1,148	Cisco Systems, Inc.	134,844
16	Lumentum Holdings, Inc.(a)	13,729
73	Seagate Technology Holdings PLC	70,445
105	Western Digital Corporation	67,066
		733,145
	TECHNOLOGY SERVICES - 0.5%
124	Automatic Data Processing, Inc.	27,770
140	Paychex, Inc.	13,766
312	PayPal Holdings, Inc.	13,472
166	Thomson Reuters Corporation	13,557
		68,565
	TELECOMMUNICATIONS - 0.4%
321	T-Mobile US, Inc.	53,841

	TRANSPORTATION & LOGISTICS - 0.3%
566	CSX Corporation	26,902
68	Old Dominion Freight Line, Inc.(b)	14,729
		41,631
	TRANSPORTATION EQUIPMENT - 0.1%
118	PACCAR, Inc.	14,175

	WHOLESALE - DISCRETIONARY - 0.1%
481	Copart, Inc.(a)	13,559

	TOTAL COMMON STOCKS (Cost $4,804,749)	6,757,447

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.5%
	EQUITY - 31.5%
5,853	Invesco QQQ Trust Series 1 ETF	$4,310,149

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,455,362)	4,310,149

	SHORT-TERM INVESTMENTS — 10.9%
	COLLATERAL FOR SECURITIES LOANED - 0.0% (c)
3,140	Mount Vernon Liquid Assets Portfolio, LLC, 3.71% (Cost $3,140)(d),(g)	3,140

	MONEY MARKET FUNDS - 10.9%
1,485,465	First American Treasury Obligations Fund, Class X, 3.57% (Cost $1,485,465)(d)	1,485,465

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,488,605)	1,488,605

Contracts(e)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.3%
	CALL OPTIONS PURCHASED - 0.3%
35	S&P Emini Future, Maturing July 2026	WED	07/17/2026	$7,700	$13,475,000	$35,438
	TOTAL CALL OPTIONS PURCHASED (Cost - $82,173)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $82,173)					35,438

	TOTAL INVESTMENTS - 92.1% (Cost $9,830,889)					$12,591,639
	TOTAL FUTURE OPTIONS WRITTEN - (0.1)% (Premiums received - $45,025)					(14,250)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%					1,088,636
	NET ASSETS - 100.0%					$13,666,025

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS WRITTEN - (0.1)%
	PUT OPTIONS WRITTEN - (0.1)%
19	S&P Emini Future, Maturing July 2026	WED	07/17/2026	$7,200	$6,840,000	$14,250
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $45,025)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $45,025)					$14,250

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
38	CBOE Volatility Index Future	09/17/2026	$748,832	$(39,056)
23	CBOE Volatility Index Future	10/22/2026	470,017	(12,391)
	TOTAL LONG FUTURES CONTRACTS			$(51,447)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
14	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	$5,283,776	$(36,201)
	TOTAL SHORT FUTURES CONTRACTS			$(36,201)
	TOTAL FUTURES CONTRACTS			$(87,648)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

NV	- Naamloze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,032 at June 30, 2026.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(e)	Each contract is equivalent to one futures contract.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(g)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $3,140 at June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.7%
	EQUITY - 49.7%
1,568,138	Dimensional Emerging Core Equity Market ETF	$63,054,829
1,627,486	Dimensional International Core Equity 2 ETF	60,640,128
3,297,718	Dimensional US Core Equity 2 ETF	146,286,770
1,172,200	Dimensional US High Profitability ETF	48,915,906
8,745,534	iShares Core S&P Mid-Cap ETF	674,368,128
2,433,988	iShares Core S&P Small-Cap ETF	360,984,760
911,559	iShares MSCI Australia ETF	25,669,501
735,538	iShares MSCI Brazil ETF	25,376,061
432,256	iShares MSCI Canada ETF	24,915,236
171,530	iShares MSCI France ETF	7,792,608
883,137	iShares MSCI Hong Kong ETF	18,475,226
2,792,452	iShares MSCI India ETF(a)	137,919,204
1,650,206	iShares MSCI Intl Quality Factor ETF	81,767,707
844,573	iShares MSCI Japan ETF	78,773,324
239,381	iShares MSCI Malaysia ETF	6,451,318
339,912	iShares MSCI Mexico ETF	25,585,176
554,242	iShares MSCI Singapore ETF	16,411,106
139,182	iShares MSCI South Africa ETF	8,794,911
222,098	iShares MSCI Spain ETF	13,190,400
575,549	iShares MSCI Switzerland ETF	36,173,255
739,817	iShares MSCI Taiwan ETF	80,351,524
83,104	iShares MSCI Thailand ETF	6,009,250
90,741	iShares MSCI Turkey ETF	3,528,010
1,513,034	iShares MSCI United Kingdom ETF	69,811,389
4,455,291	iShares MSCI USA Min Vol Factor ETF	429,757,370
248,182	iShares MSCI USA Quality Factor ETF	54,458,576
1,637,759	iShares Russell 1000 ETF	670,662,312
1,491,304	iShares Russell 2000 ETF	448,062,287
768,475	iShares Russell Mid-Cap ETF	84,778,162
535,263	State Street SPDR S&P 500 ETF Trust	399,718,351
7,055,219	Vanguard FTSE Emerging Markets ETF	421,126,022
110,502	Vanguard FTSE Europe ETF	9,783,847
456,076	Vanguard Large-Cap ETF	156,849,097
1,677,870	Vanguard Mid-Cap ETF	135,185,986

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.7% (Continued)
	EQUITY - 49.7% (Continued)
1,378,575	Vanguard Real Estate ETF	$132,935,987
261,443	Vanguard S&P 500 ETF	179,561,667
354,954	Vanguard Small-Cap ETF	107,593,656
617,149	WisdomTree India Earnings Fund(a)	26,401,634
		5,278,120,681

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,283,715,196)	5,278,120,681

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 39.2%
	U.S. TREASURY NOTES — 39.2%
1,811,130,000	United States Treasury Note(b),(e),(f)	1.5000	08/15/26	1,805,807,052
1,031,653,000	United States Treasury Note(b),(e),(f)	2.0000	11/15/26	1,024,374,915
524,510,000	United States Treasury Note(b),(e)	2.2500	02/15/27	518,880,723
820,693,000	United States Treasury Note(e)	2.3750	05/15/27	808,868,250
				4,157,930,940
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,161,643,552)			4,157,930,940

Shares
	SHORT-TERM INVESTMENTS — 8.3%
	MONEY MARKET FUNDS - 8.3%
878,579,084	First American Treasury Obligations Fund, Class X, 3.57%(b),(c)	878,579,084
	TOTAL SHORT-TERM INVESTMENTS (Cost $878,579,084)	878,579,084

	TOTAL INVESTMENTS - 97.2% (Cost $8,323,937,832)	$10,314,630,705
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%	293,063,173
	NET ASSETS - 100.0%	$10,607,693,878

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
578	3 Month Euro Euribor Future	12/14/2027	$160,811,322	$(29,974)

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
419	3 Month Euro Euribor Future	03/14/2028	$116,592,240	$(12,664)
824	3 Month Euro Euribor Future	06/20/2028	229,288,798	8,458
699	3 Month Euro Euribor Future	09/19/2028	194,485,954	64,745
10,201	CBOT 10 Year US Treasury Note Future	09/22/2026	1,120,994,266	(64,344)
3,225	CBOT 5 Year US Treasury Note Future	10/01/2026	345,226,172	354,148
4,984	CBOT US Treasury Bond Futures	09/22/2026	565,684,000	1,845,937
3,134	CME Australian Dollar Currency Future	09/15/2026	216,590,740	(991,818)
37	CME British Pound Currency Future	09/15/2026	3,065,219	(687)
1	CME Lean Hogs Future(b)	08/17/2026	39,280	220
1,145	CME Mexican Peso Currency Future	09/15/2026	32,529,450	42,775
489	COMEX Copper Future(b)	09/29/2026	76,455,149	966,700
528	COMEX Gold 100 Troy Ounces Future(b)	08/28/2026	213,232,800	(4,448,120)
282	COMEX Silver Future(b)	09/29/2026	84,490,020	(2,866,445)
9,303	Eurex 10 Year Euro BUND Future	09/09/2026	1,352,796,643	4,349,906
2,880	Eurex 30 Year Euro BUXL Future	09/09/2026	365,780,062	3,342,604
2,714	Eurex 5 Year Euro BOBL Future	09/09/2026	357,589,722	716,465
11,813	Euro-BTP Italian Bond Futures	09/09/2026	1,610,005,196	4,595,439
16,138	French Government Bond Futures	09/09/2026	2,211,073,701	7,908,433
224	FTSE 100 Index Future	09/21/2026	31,320,662	114,025
259	FTSE/MIB Index Future	09/21/2026	76,721,023	(379,276)
607	HKG Hang Seng China Enterprises Index Future	07/31/2026	29,151,027	473,336
200	HKG Hang Seng Index Future	07/31/2026	29,131,066	253,848
771	ICE US MSCI Emerging Markets EM Index Futures	09/21/2026	67,743,915	1,215,820
118	IFSC NIFTY 50 Index Futures	07/29/2026	5,665,062	(23,637)
23	LME Copper Future(b)	09/15/2026	7,693,759	(1,834)
49	LME Nickel Future(b)	09/15/2026	4,779,270	(58,465)
410	LME Primary Aluminum Future(b)	09/15/2026	31,636,112	(662,577)
141	LME Zinc Future(b)	09/15/2026	12,578,681	309,132
8,774	Long Gilt Future	09/29/2026	1,038,225,438	5,422,430
32	MEFF Madrid IBEX 35 Index Future	07/20/2026	7,087,943	121,832
10,889	Montreal Exchange 10 Year Canadian Bond Future	09/21/2026	929,822,174	6,365,474
143	Montreal Exchange S&P/TSX 60 Index Future	09/18/2026	41,453,162	(13,246)
743	NYMEX Henry Hub Natural Gas Futures(b)	07/30/2026	24,333,250	(50,310)
121	NYMEX Henry Hub Natural Gas Futures(b)	10/29/2026	4,105,530	(39,450)
35	NYMEX Henry Hub Natural Gas Futures(b)	11/27/2026	1,393,000	(3,050)
32	NYMEX Platinum Future(b)	10/29/2026	2,505,280	(63,585)
247	OSE Nikkei 225 Index Future	09/11/2026	106,633,679	1,880,646
220	SAFEX FTSE/JSE Top 40 Index Future	09/18/2026	13,781,713	(71,812)
2,805	SFE 10 Year Australian Bond Future	09/16/2026	213,160,395	1,538,354
107	SGX FTSE Taiwan Index Futures	07/31/2026	17,304,040	556,530
133	SGX Nikkei 225 Stock Index Future	09/11/2026	28,747,924	462,412
2,635	TEF SET50 Index Future	09/30/2026	16,596,115	280,188
589	Three Month SONIA Index Futures	06/16/2027	187,404,829	40,068

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
530	Three Month SONIA Index Futures	09/15/2027	$168,623,742	$21,487
569	Three Month SONIA Index Futures	12/15/2027	181,097,943	(6,164)
577	Three Month SONIA Index Futures	03/15/2028	183,730,236	43,488
445	Three Month SONIA Index Futures	06/21/2028	141,727,875	25,961
609	Three Month SONIA Index Futures	09/20/2028	193,970,268	20,153
426	Three Month SONIA Index Futures	12/20/2028	135,662,446	24,208
1,252	TSE Japanese 10 Year Bond Futures	09/15/2026	983,910,102	157,614
170	TSE TOPIX (Tokyo Price Index) Future	09/11/2026	41,855,902	157,848
370	TTF Natural Gas Base Load Monthly Futures(b)	07/31/2026	13,656,805	280,859
3,808	Ultra U.S. Treasury Bond Futures	09/22/2026	442,323,000	(2,568,469)
	TOTAL LONG FUTURES CONTRACTS			$31,605,616

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
2,770	3 Month Euro Euribor Future	03/16/2027	$770,116,620	$115,428
1,611	3 Month Euro Euribor Future	06/15/2027	447,913,926	1,889,606
461	3 Month Euro Euribor Future	09/14/2027	128,213,486	458,483
631	Carbon Emissions Future(b)	12/15/2026	57,760,603	223,539
24,232	CBOT 2 Year US Treasury Note Future	10/01/2026	4,995,010,300	7,173,178
5,714	CBOT Corn Future(b)	09/15/2026	119,065,475	1,953,913
3,026	CBOT Soybean Future(b)	11/16/2026	173,049,375	(484,362)
2,579	CBOT Soybean Meal Future(b)	12/15/2026	78,169,490	392,060
642	CBOT Soybean Oil Future(b)	12/15/2026	25,172,820	218,532
1,278	CBOT Wheat Future(b)	09/15/2026	37,653,075	555,137
1,045	CME Canadian Dollar Currency Future	09/16/2026	73,818,800	1,393,780
433	CME E-Mini NASDAQ 100 Index Future	09/21/2026	264,333,510	(2,575,355)
1,070	CME E-mini Russell 2000 Index Futures	09/21/2026	162,939,600	(1,161,305)
1,222	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	461,198,074	(1,310,937)
202	CME E-Mini Standard & Poor’s MidCap 400 Index Future	09/21/2026	78,477,000	(648,640)
2,243	CME Euro Foreign Exchange Currency Future	09/15/2026	321,211,619	3,989,407
5,041	CME Japanese Yen Currency Future	09/15/2026	389,858,337	4,679,513
192	CME Live Cattle Future(b)	09/01/2026	18,618,240	383,500
606	CME New Zealand Dollar Currency Future	09/15/2026	34,505,640	846,560
29	CME Swiss Franc Currency Future	09/15/2026	4,522,369	(825)
486	E-mini Dow Jones Industrial Average Index Futures	09/21/2026	127,988,100	(396,615)
3,140	Eurex 2 Year Euro SCHATZ Future	09/09/2026	379,941,076	(802,015)
296	Eurex DAX Index Future	09/21/2026	212,408,816	(754,694)
1,014	Eurex EURO STOXX 50 Future	09/21/2026	73,598,081	(480,678)
630	Euronext CAC 40 Index Future	07/20/2026	60,503,597	320,033
111	ICE Brent Crude Oil Future(b)	10/01/2026	8,095,230	63,570
940	ICE Brent Crude Oil Future(b)	08/31/2026	68,648,200	389,060
80	ICE Brent Crude Oil Future(b)	11/02/2026	5,819,200	38,020
45	ICE Brent Crude Oil Future(b)	12/01/2026	3,261,600	15,350
46	ICE Brent Crude Oil Future(b)	12/31/2026	3,320,280	18,160

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
2,622	ICE Brent Crude Oil Future(b)	08/03/2026	$191,274,900	$1,465,850
116	ICE Gas Oil Future(b)	09/11/2026	10,239,900	(171,325)
55	ICE Gas Oil Future(b)	10/13/2026	4,736,875	(23,200)
152	ICE Gas Oil Future(b)	08/13/2026	13,847,200	(600,475)
284	ICE US mini MSCI EAFE Index Futures	09/21/2026	44,663,260	324,130
622	KCBT Hard Red Winter Wheat Future(b)	09/15/2026	19,445,275	416,438
67	KFE KOSPI 200 Index Future	09/11/2026	14,998,093	1,276,267
20	LME Lead Future(b)	09/15/2026	933,610	42,005
34	NYBOT CSC C Coffee Future(b)	09/21/2026	3,779,738	(315,263)
92	NYBOT CSC Cocoa Future(b)	09/16/2026	4,671,760	(499,150)
523	NYBOT CSC Number 11 World Sugar Future(b)	10/01/2026	8,680,963	(255,382)
133	NYBOT CTN Number 2 Cotton Future(b)	12/09/2026	5,107,200	(15,395)
26	NYMEX Henry Hub Natural Gas Futures(b)	08/28/2026	830,440	(19,060)
342	NYMEX Henry Hub Natural Gas Futures(b)	09/29/2026	10,988,460	(158,890)
1	NYMEX Light Sweet Crude Oil Future(b)	11/23/2026	68,350	350
5	NYMEX Light Sweet Crude Oil Future(b)	10/21/2026	343,400	1,050
6	NYMEX Light Sweet Crude Oil Future(b)	09/23/2026	413,880	1,120
149	NYMEX Light Sweet Crude Oil Future(b)	07/22/2026	10,355,500	45,550
5	NYMEX Light Sweet Crude Oil Future(b)	12/22/2026	340,050	2,250
434	NYMEX Light Sweet Crude Oil Future(b)	08/21/2026	30,063,180	401,690
60	NYMEX NY Harbor ULSD Futures(b)	11/02/2026	7,647,192	(114,219)
79	NYMEX NY Harbor ULSD Futures(b)	10/01/2026	10,288,454	(195,804)
498	NYMEX NY Harbor ULSD Futures(b)	08/03/2026	67,539,856	(1,644,103)
198	NYMEX NY Harbor ULSD Futures(b)	09/01/2026	26,279,392	(465,625)
755	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(b)	08/03/2026	91,797,279	(574,791)
480	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(b)	09/01/2026	55,058,976	165,350
228	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(b)	10/01/2026	23,661,338	95,244
79	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(b)	11/02/2026	7,783,364	26,985
1,850	SFE 3 Year Australian Bond Future	09/16/2026	133,900,020	(532,968)
270	SFE S&P ASX Share Price Index 200 Future	09/18/2026	40,992,319	179,584
2,255	SGX FTSE China A50 Futures	07/31/2026	34,984,070	(435,480)
1,691	Three-Month SOFR Futures	12/20/2028	406,770,050	(254,050)
1,098	Three-Month SOFR Futures	09/20/2028	264,069,000	1,320,175
2,332	Three-Month SOFR Futures	12/15/2027	559,825,750	5,216,425
1,285	Three-Month SOFR Futures	06/21/2028	308,946,125	1,806,488
3,879	Three-Month SOFR Futures	06/16/2027	930,184,199	6,562,463
2,159	Three-Month SOFR Futures	09/15/2027	517,917,113	5,207,637
1,809	Three-Month SOFR Futures	03/15/2028	434,657,475	2,845,964
	TOTAL SHORT FUTURES CONTRACTS			$37,629,238
	TOTAL FUTURES CONTRACTS			$69,234,854

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Australian Dollar	07/01/2026	Bank Of America Merrill Lynch	27,480,000	$19,015,986	$80,495
British Pound	07/01/2026	Deutsche Bank	369,370,000	489,939,116	1,319,799
Euro	07/01/2026	Deutsche Bank	346,150,000	395,283,770	295,873
Israeli Shekel	07/01/2026	Bank Of America Merrill Lynch	1,630,000	547,604	3,517
Japanese Yen	07/01/2026	Deutsche Bank	63,413,000,000	390,032,222	(1,773,844)
Mexican Peso	07/01/2026	Deutsche Bank	388,480,000	22,212,308	3,538
New Zealand Dollar	07/01/2026	Bank Of America Merrill Lynch	465,130,000	264,068,354	1,408,229
Norwegian Krone	07/01/2026	Bank Of America Merrill Lynch	1,145,140,000	115,696,067	352,051
Polish Zloty	07/01/2026	Bank Of America Merrill Lynch	329,290,000	87,535,222	(39,007)
Singapore Dollar	07/01/2026	Bank Of America Merrill Lynch	102,250,000	79,041,143	23,554
South African Rand	07/01/2026	Bank Of America Merrill Lynch	390,550,000	23,842,662	79,129
Swedish Krona	07/01/2026	Bank Of America Merrill Lynch	1,044,490,000	107,727,579	299,325
Swiss Franc	07/01/2026	Bank Of America Merrill Lynch	344,060,000	425,832,642	335,545
Australian Dollar	07/02/2026	Bank Of America Merrill Lynch	110,310,000	76,333,818	166,525
British Pound	07/02/2026	Deutsche Bank	519,520,000	689,100,820	837,308
Canadian Dollar	07/02/2026	Deutsche Bank	380,280,000	268,123,809	573,792
Euro	07/02/2026	Deutsche Bank	441,300,000	503,939,706	615,075
Israeli Shekel	07/02/2026	Bank Of America Merrill Lynch	880,000	295,640	(267)
Japanese Yen	07/02/2026	Deutsche Bank	52,342,000,000	321,938,193	(680,144)
Mexican Peso	07/02/2026	Deutsche Bank	1,652,520,000	94,486,949	(137,916)
New Zealand Dollar	07/02/2026	Bank Of America Merrill Lynch	428,690,000	243,380,265	891,219
Norwegian Krone	07/02/2026	Bank Of America Merrill Lynch	1,829,599,999	184,848,598	212,099
Polish Zloty	07/02/2026	Bank Of America Merrill Lynch	131,320,000	34,908,817	58,913
Singapore Dollar	07/02/2026	Bank Of America Merrill Lynch	36,760,000	28,416,164	12,555
South African Rand	07/02/2026	Bank Of America Merrill Lynch	469,150,000	28,641,118	24,899
Swedish Krona	07/02/2026	Bank Of America Merrill Lynch	241,090,000	24,865,764	4,050
Swiss Franc	07/02/2026	Bank Of America Merrill Lynch	113,740,000	140,772,549	188,330
Chinese Yuan Offshore	07/02/2026	Bank Of America Merrill Lynch	284,720,000	41,927,315	64,953
Chinese Yuan Offshore	07/03/2026	Bank Of America Merrill Lynch	152,580,000	22,468,635	9,376
Australian Dollar	07/15/2026	Bank Of America Merrill Lynch	2,409,120,000	1,666,676,528	(27,087,195)
Brazilian Real	07/15/2026	Bank Of America Merrill Lynch	7,835,009,999	1,510,684,919	(11,440,945)
British Pound	07/15/2026	Deutsche Bank	1,917,710,000	2,543,660,728	(6,536,339)
Canadian Dollar	07/15/2026	Deutsche Bank	2,222,840,000	1,568,225,700	(6,839,510)
Chilean Peso	07/15/2026	Bank Of America Merrill Lynch	106,328,999,999	115,327,222	(4,037,035)
Euro	07/15/2026	Deutsche Bank	2,591,850,000	2,961,408,036	(18,601,445)
Israeli Shekel	07/15/2026	Bank Of America Merrill Lynch	256,830,000	86,312,222	40,056
Japanese Yen	07/15/2026	Deutsche Bank	225,791,999,992	1,390,290,079	(9,501,296)
Mexican Peso	07/15/2026	Deutsche Bank	14,337,999,996	818,879,555	1,168,536

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
New Zealand Dollar	07/15/2026	Bank Of America Merrill Lynch	2,029,980,000	$1,153,002,084	$(11,072,773)
Norwegian Krone	07/15/2026	Bank Of America Merrill Lynch	5,463,519,999	551,889,640	(22,680,868)
Polish Zloty	07/15/2026	Bank Of America Merrill Lynch	2,620,770,000	696,663,733	(12,874,600)
Singapore Dollar	07/15/2026	Bank Of America Merrill Lynch	1,077,780,000	833,936,319	(4,873,762)
South African Rand	07/15/2026	Bank Of America Merrill Lynch	10,472,499,998	638,600,870	3,536,767
South Korean Won	07/15/2026	Bank Of America Merrill Lynch	147,196,999,998	95,167,427	(1,204,898)
Swedish Krona	07/15/2026	Bank Of America Merrill Lynch	7,215,569,998	744,764,792	(12,000,949)
Swiss Franc	07/15/2026	Bank Of America Merrill Lynch	1,511,880,000	1,874,043,022	(18,908,338)
Chinese Yuan Offshore	07/15/2026	Bank Of America Merrill Lynch	9,532,409,999	1,404,969,547	(6,676,056)
Mexican Peso	08/19/2026	Deutsche Bank	4,028,949,998	229,420,597	37,265
Singapore Dollar	08/19/2026	Bank Of America Merrill Lynch	121,750,000	94,438,083	(12,825)
South Korean Won	08/19/2026	Bank Of America Merrill Lynch	81,983,000,000	53,022,668	(94,950)
				$26,156,606,606	$(164,432,189)
To Sell:
Australian Dollar	07/01/2026	Bank Of America Merrill Lynch	27,480,000	$19,015,984	$(96,016)
British Pound	07/01/2026	Deutsche Bank	369,370,000	489,939,116	(357,649)
Euro	07/01/2026	Deutsche Bank	346,150,000	395,283,772	241,064
Israeli Shekel	07/01/2026	Bank Of America Merrill Lynch	1,630,000	547,605	(1,991)
Japanese Yen	07/01/2026	Deutsche Bank	63,412,999,999	390,032,228	1,543,820
Mexican Peso	07/01/2026	Deutsche Bank	388,480,000	22,212,311	14,488
New Zealand Dollar	07/01/2026	Bank Of America Merrill Lynch	465,130,000	264,068,355	(1,344,326)
Norwegian Krone	07/01/2026	Bank Of America Merrill Lynch	1,145,140,000	115,696,071	(350,265)
Polish Zloty	07/01/2026	Bank Of America Merrill Lynch	329,290,000	87,535,223	153,848
Singapore Dollar	07/01/2026	Bank Of America Merrill Lynch	102,250,000	79,041,147	5,285
South African Rand	07/01/2026	Bank Of America Merrill Lynch	390,550,000	23,842,665	(87,305)
Swedish Krona	07/01/2026	Bank Of America Merrill Lynch	1,044,490,000	107,727,581	(304,023)
Swiss Franc	07/01/2026	Bank Of America Merrill Lynch	344,060,000	425,832,641	147,624
Australian Dollar	07/02/2026	Bank Of America Merrill Lynch	110,310,000	76,333,818	(96,944)
British Pound	07/02/2026	Deutsche Bank	519,520,000	689,100,820	(596,551)
Canadian Dollar	07/02/2026	Deutsche Bank	380,280,000	268,123,809	(385,099)
Chinese Yuan Offshore	07/02/2026	Bank Of America Merrill Lynch	284,720,000	41,927,313	(60,111)
Euro	07/02/2026	Deutsche Bank	441,300,000	503,939,704	(129,560)
Israeli Shekel	07/02/2026	Bank Of America Merrill Lynch	880,000	295,639	(297)
Japanese Yen	07/02/2026	Deutsche Bank	52,341,999,999	321,938,197	(60,037)
Mexican Peso	07/02/2026	Deutsche Bank	1,652,519,999	94,486,946	41,889
New Zealand Dollar	07/02/2026	Bank Of America Merrill Lynch	428,690,000	243,380,266	(38,674)
Norwegian Krone	07/02/2026	Bank Of America Merrill Lynch	1,829,600,000	184,848,595	(534,817)
Polish Zloty	07/02/2026	Bank Of America Merrill Lynch	131,320,000	34,908,820	27,397
Singapore Dollar	07/02/2026	Bank Of America Merrill Lynch	36,760,000	28,416,162	3,076
South African Rand	07/02/2026	Bank Of America Merrill Lynch	469,150,000	28,641,112	(15,728)
Swedish Krona	07/02/2026	Bank Of America Merrill Lynch	241,090,000	24,865,765	(99,994)
Swiss Franc	07/02/2026	Bank Of America Merrill Lynch	113,740,000	140,772,553	(85,320)
Chinese Yuan Offshore	07/03/2026	Bank Of America Merrill Lynch	152,580,000	22,468,634	(246)
Australian Dollar	07/15/2026	Bank Of America Merrill Lynch	1,040,620,000	719,921,350	2,055,291
Brazilian Real	07/15/2026	Bank Of America Merrill Lynch	4,303,310,000	829,730,354	5,516,003
British Pound	07/15/2026	Deutsche Bank	1,922,240,000	2,549,669,344	1,238,337
Canadian Dollar	07/15/2026	Deutsche Bank	3,251,939,999	2,294,261,339	43,846,090

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell: (continued)
Chilean Peso	07/15/2026	Bank Of America Merrill Lynch	144,725,000,000	$156,972,504	$1,639,197
Chinese Yuan Offshore	07/15/2026	Bank Of America Merrill Lynch	11,741,049,997	1,730,498,130	4,156,566
Euro	07/15/2026	Deutsche Bank	3,447,630,000	3,939,209,129	31,113,820
Israeli Shekel	07/15/2026	Bank Of America Merrill Lynch	338,300,000	113,691,643	5,552,863
Japanese Yen	07/15/2026	Deutsche Bank	399,485,000,000	2,459,786,143	32,940,008
Mexican Peso	07/15/2026	Deutsche Bank	14,337,999,995	818,879,556	6,200,654
New Zealand Dollar	07/15/2026	Bank Of America Merrill Lynch	3,213,710,000	1,825,345,233	61,149,030
Norwegian Krone	07/15/2026	Bank Of America Merrill Lynch	5,463,519,998	551,889,638	8,034,258
Polish Zloty	07/15/2026	Bank Of America Merrill Lynch	2,797,010,000	743,512,566	10,636,973
Singapore Dollar	07/15/2026	Bank Of America Merrill Lynch	1,077,780,000	833,936,317	3,344,409
South African Rand	07/15/2026	Bank Of America Merrill Lynch	3,386,519,999	206,506,051	1,006,376
South Korean Won	07/15/2026	Bank Of America Merrill Lynch	147,196,999,989	95,167,424	908,975
Swedish Krona	07/15/2026	Bank Of America Merrill Lynch	11,947,349,996	1,233,161,845	29,952,305
Swiss Franc	07/15/2026	Bank Of America Merrill Lynch	1,694,400,000	2,100,284,742	47,834,261
Norwegian Krone	08/19/2026	Bank Of America Merrill Lynch	3,155,759,999	318,618,689	(582,177)
				$28,646,264,849	$294,076,777

Total					$129,644,588

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	Held as collateral for futures.

(f)	A portion is held as collateral for forwards.

See accompanying notes which are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	FIXED INCOME - 88.3%
82,764	iShares 1-5 Year Investment Grade Corporate Bond	$4,337,661
119,165	PGIM Ultra Short Bond ETF	5,904,626
81,223	Vanguard Short-Term Corporate Bond ETF(a)	6,419,053
		16,661,340

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,884,582)	16,661,340

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
276,914	First American Treasury Obligations Fund, Class X, 3.57% (Cost $276,914)(b)	276,914

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED – 15.9%
	CALL OPTIONS PURCHASED - 14.4%
70	State Street SPDR S&P 500 ETF Trust	IB	09/18/2026	$635	$4,445,000	$838,320
70	State Street SPDR S&P 500 ETF Trust	IB	01/15/2027	680	4,760,000	662,165
60	State Street SPDR S&P 500 ETF Trust	IB	03/19/2027	660	3,960,000	719,310
70	State Street SPDR S&P 500 ETF Trust	IB	06/17/2027	740	5,180,000	500,115
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,688,276)					2,719,910

	PUT OPTIONS PURCHASED - 1.5%
70	State Street SPDR S&P 500 ETF Trust	IB	09/18/2026	$585	$4,095,000	$10,920
70	State Street SPDR S&P 500 ETF Trust	IB	01/15/2027	620	4,340,000	58,275
60	State Street SPDR S&P 500 ETF Trust	IB	03/19/2027	595	3,570,000	54,780
70	State Street SPDR S&P 500 ETF Trust	IB	06/17/2027	670	4,690,000	161,035
	TOTAL PUT OPTIONS PURCHASED (Cost - $697,369)					285,010

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,385,645)					3,004,920

	TOTAL INVESTMENTS - 105.7% (Cost $19,547,141)					$19,943,174
	CALL OPTIONS WRITTEN - (5.1)% (Premiums received - $443,600)					(968,595)
	PUT OPTIONS WRITTEN - (2.7)% (Premiums received - $1,143,241)					(504,580)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%					395,455
	NET ASSETS - 100.0%					$18,865,454

See accompanying notes which are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS WRITTEN - (7.8)%
	CALL OPTIONS WRITTEN - (5.1)%
70	State Street SPDR S&P 500 ETF Trust	IB	09/18/2026	$715	$5,005,000	$331,415
70	State Street SPDR S&P 500 ETF Trust	IB	01/15/2027	775	5,425,000	193,935
60	State Street SPDR S&P 500 ETF Trust	IB	03/19/2027	745	4,470,000	330,720
70	State Street SPDR S&P 500 ETF Trust	IB	06/17/2027	855	5,985,000	112,525
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $443,600)					968,595

	PUT OPTIONS WRITTEN - (2.7)%
70	State Street SPDR S&P 500 ETF Trust	IB	09/18/2026	$635	$4,445,000	$19,915
70	State Street SPDR S&P 500 ETF Trust	IB	01/15/2027	680	4,760,000	105,875
60	State Street SPDR S&P 500 ETF Trust	IB	03/19/2027	660	3,960,000	97,110
70	State Street SPDR S&P 500 ETF Trust	IB	06/17/2027	740	5,180,000	281,680
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,143,241)					504,580

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,586,841)					$1,473,175

ETF	- Exchange-Traded Fund

IB	- Interactive Brokers

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes which are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities
June 30, 2026

	Catalyst Systematic
	High Income	Catalyst	Catalyst/Welton
	Fund	Systematic Alpha	Advantage
	(Formerly Catalyst/Warrington	Fund	Multi-Strategy Fund
	Strategic Program Fund)	(Consolidated)	(Consolidated)
ASSETS:
Investments in Securities at Cost	$17,140,842	$104,476,434	$37,524,195
Investments in Securities at Value	$17,055,277	$107,727,795	$37,677,325
Foreign Cash Held with Broker for Futures and Options (Cost $0, $0, $0) (a)	—	—	—
Deposits with Broker for futures and options (a)	9,769	—	8,291,225
Cash Collateral Held at Custodian	12,500,000	3,050,000	—
Futures unrealized appreciation	—	—	538,096
Unrealized appreciation - on swap contracts	1,143,982	5,127,189	—
Dividends and interest receivable	209,716	270,723	51,012
Receivable from swap contracts closed	—	2,738,486	—
Receivable for Fund shares sold	1	32,402	—
Receivable for securities sold	1,464,750	—	541,525
Prepaid expenses and other assets	33,609	33,040	11,287
Total Assets	32,417,104	118,979,635	47,110,470

LIABILITIES:
Line of credit payable	872,000	—	—
Foreign Cash due to broker, at value (cost $0, $0, $66,736)	—	—	59,089
Futures unrealized depreciation	—	—	647,742
Unrealized depreciation - on swap contracts	—	309,785	—
Investment advisory fees payable	44,810	210,518	74,728
Payable for securities purchased	—	—	240,394
Accrued 12b-1 fees	5,160	7,772	931
Payable to related parties	6,517	12,888	7,443
Payable for Fund shares redeemed	7,502	363,381	—
Trustee fee payable	4,225	4,203	4,182
Compliance officer fees payable	46	505	155
Accrued expenses and other liabilities	24,752	58,562	21,517
Total Liabilities	965,012	967,614	1,056,181
Commitments and contingent liabilities (Note 1)	—	—	—
Net Assets	$31,452,092	$118,012,021	$46,054,289

NET ASSETS CONSIST OF:
Paid in capital	$1,025,705,841	$100,821,429	$50,052,781
Accumulated earnings (deficit)	(994,253,749)	17,190,592	(3,998,492)
Net Assets	$31,452,092	$118,012,021	$46,054,289

Class A
Net Assets	$10,407,214	$14,726,394	$226,820
Shares of beneficial interest outstanding (b)	1,084,716	1,320,184	14,184
Net asset value per share (Net assets/shares outstanding)	$9.59	$11.15	$15.99
Maximum offering price per share (c)	$10.18	$11.83	$16.97
Minimum redemption price per share (d)	$9.49	$11.04	$15.83

Class C
Net Assets	$3,218,619	$5,208,760	$355,143
Shares of beneficial interest outstanding (b)	357,148	493,623	23,020
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.01	$10.55	$15.43

Class I
Net Assets	$17,826,259	$98,076,867	$45,472,326
Shares of beneficial interest outstanding (b)	1,814,624	9,005,661	2,803,031
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.82	$10.89	$16.22

(a)	See Section 1d in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charges ("CDSC") on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2026

	Catalyst/Aspect	Catalyst	Catalyst/Millburn	Catalyst
	Enhanced Multi-Asset	Nasdaq-100 Hedged	Hedge Strategy	Buffered Shield
	Fund	Equity Fund	Fund	Fund
	(Consolidated)		(Consolidated)
ASSETS:
Investments in Securities at Cost	$24,906,449	$9,830,889	$8,323,937,832	$19,547,141
Investments in Securities at Value	$24,978,067	$12,591,639	$10,314,630,705	$19,943,174
Cash Collateral Held at Custodian	1,512,777	—	43,702,125	—
Foreign Cash Held with Broker for Futures and Options (Cost $225,071, $0, $12,610,944, $0) (a)	218,055	—	12,679,001	—
Deposits with Broker for futures and options (a)	7,446,451	957,503	11,800,044	407,552
Futures unrealized appreciation	470,689	—	96,481,386	—
Unrealized appreciation on forward currency exchange contracts	561,739	—	311,946,680	—
Receivable for securities sold	—	423,726	—	—
Dividends and interest receivable	33,365	9,583	23,113,407	20,635
Receivable for Fund shares sold	—	2,476	29,704,108	—
Prepaid expenses and other assets	11,611	14,722	329,301	17,349
Total Assets	35,232,754	13,999,649	10,844,386,757	20,388,710

LIABILITIES:
Options written, at value (proceeds $0, $45,025, $0, $1,586,841)	—	14,250	—	1,473,175
Payable upon return of securities loaned (Market value of securities on loan $0, $3,032, $0, $0)	—	3,140	—	—
Futures unrealized depreciation	838,399	87,648	27,246,532	—
Unrealized depreciation on forward currency exchange contracts	478,930	—	182,302,092	—
Investment advisory fees payable	42,383	6,944	14,843,740	5,836
Accrued 12b-1 fees	879	1,479	611,573	4,691
Payable for securities purchased	—	191,412	—	—
Payable for Fund shares redeemed	—	—	9,098,009	15,532
Payable to related parties	6,684	6,147	476,205	4,787
Trustee fee payable	4,191	4,191	4,216	4,226
Compliance officer fees payable	4	149	—	377
Accrued expenses and other liabilities	14,685	18,264	2,110,512	14,632
Total Liabilities	1,386,155	333,624	236,692,879	1,523,256
Commitments and contingent liabilities (Note 1)	—	—	—	—
Net Assets	$33,846,599	$13,666,025	$10,607,693,878	$18,865,454

NET ASSETS CONSIST OF:
Paid in capital	$29,296,186	$8,662,082	$7,792,980,861	$27,044,586
Accumulated earnings (deficit)	4,550,413	5,003,943	2,814,713,017	(8,179,132)
Net Assets	$33,846,599	$13,666,025	$10,607,693,878	$18,865,454

Class A
Net Assets	$676,226	$392,532	$664,939,925	$5,040,088
Shares of beneficial interest outstanding (b)	61,010	25,549	14,306,691	445,606
Net asset value per share (Net assets/shares outstanding)	$11.08	$15.36	$46.48	$11.31
Maximum offering price per share (c)	$11.76	$16.30	$49.32	$12.00
Minimum redemption price per share (d)	$10.97	$15.21	$46.02	$11.20

Class C
Net Assets	$1,092	$1,640,052	$400,911,921	$2,325,665
Shares of beneficial interest outstanding (b)	100	118,776	8,959,997	212,796
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$10.92	$13.81	$44.74	$10.93

Class C-1 (e)
Net Assets			$56,285,747
Shares of beneficial interest outstanding (b)			1,268,899
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)			$44.36

Class I
Net Assets	$33,169,281	$11,633,441	$9,485,556,285	$11,499,701
Shares of beneficial interest outstanding (b)	2,973,604	739,868	201,838,059	1,007,808
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$11.15	$15.72	$47.00	$11.41

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within two years of purchase.

(e)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations
For the Year Ended June 30, 2026

	Catalyst Systematic
	High Income	Catalyst	Catalyst/Welton
	Fund	Systematic Alpha	Advantage
	(Formerly Catalyst/Warrington	Fund	Multi-Strategy Fund
	Strategic Program Fund)	(Consolidated)	(Consolidated)
Investment Income:
Dividend income	$—	$—	$421,045
Interest income	2,072,907	5,427,029	883,802
Total Investment Income	2,072,907	5,427,029	1,304,847

Operating Expenses:
Investment advisory fees	924,363	2,454,098	855,366
12b-1 Fees:
Class A	28,420	51,835	607
Class C	49,285	66,545	4,745
Registration fees	51,136	63,407	16,811
Financial administration/Fund accounting fees	47,188	73,912	49,604
Custody fees	3,512	7,134	41,035
Legal fees	21,285	23,913	33,594
Trustees' fees	16,898	16,870	16,815
Networking fees	66,718	183,002	5,326
Compliance officer fees	8,557	10,153	12,692
Audit fees	8,021	12,602	10,022
Transfer Agent fees	8,350	31,707	2,358
Legal administration/Management service fees	8,743	27,653	8,233
Printing expense	13,542	24,070	1,153
Insurance expense	1,133	7,673	1,271
Interest expense	2,289	187	250
Miscellaneous expense	3,352	2,855	7,951
Total Operating Expenses	1,262,792	3,057,616	1,067,833
Less: Fees waived by Advisor	(134,223)	(48,052)	(89,750)
Net Operating Expenses	1,128,569	3,009,564	978,083

Net Investment Income	944,338	2,417,465	326,764

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(28,620)	713,775	3,731,776
Options purchased	(4,319,343)	—	—
Options written	3,633,900	—	—
Futures	—	—	(3,368,858)
Swaps	877,243	2,747,498	—
Foreign currency transactions	—	—	52,537
Net Realized Gain	163,180	3,461,273	415,455

Net change in unrealized appreciation (depreciation) on:
Investments	(80,918)	499,361	(1,281,302)
Options purchased	181,650	—	—
Options written	(165,800)	—	—
Futures	—	—	(645,413)
Foreign currency translations	—	—	(33,847)
Swaps	1,143,982	16,968,721	—

Net change in unrealized appreciation (depreciation)	1,078,914	17,468,082	(1,960,562)

Net Realized and Unrealized Gain (Loss) on Investments	1,242,094	20,929,355	(1,545,107)

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,186,432	$23,346,820	$(1,218,343)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Continued)
For the Year Ended June 30, 2026

	Catalyst/Aspect	Catalyst	Catalyst/Millburn	Catalyst
	Enhanced Multi-Asset	Nasdaq-100 Hedged	Hedge Strategy	Buffered Shield
	Fund	Equity Fund	Fund	Fund
	(Consolidated)		(Consolidated)
Investment Income:
Dividend Income	$491,906	$77,861	$68,036,430	$789,783
Interest Income	684,498	37,653	165,225,558	12,099
Securities Lending - net	—	3,582	—	—
Foreign tax withheld	—	(221)	—	—
Total Investment Income	1,176,404	118,875	233,261,988	801,882

Operating Expenses:
Investment advisory fees	556,345	193,383	155,695,450	238,177
12b-1 Fees:
Class A	1,440	1,001	1,465,483	12,396
Class C	11	15,906	3,739,008	25,482
Class C-1	—	—	488,819	—
Legal fees	23,881	17,671	34,981	17,405
Financial administration/Fund accounting fees	50,907	39,566	2,147,812	36,410
Trustees' fees	16,838	16,898	16,800	16,361
Compliance officer fees	14,902	11,286	227,006	11,379
Audit fees	9,023	7,157	240,631	7,319
Printing expense	1,488	1,645	476,046	2,300
Transfer Agent fees	7,173	2,440	450,122	3,155
Custody fees	6,601	9,116	336,907	3,659
Networking fees	4,116	18,832	8,427,442	20,291
Legal administration/Management service fees	5,345	2,509	1,473,517	3,108
Registration fees	24,853	24,509	189,966	38,204
Insurance expense	722	471	252,866	599
Interest expense	250	10,751	731,787	2,008
Miscellaneous expense	5,085	18,154	85,949	3,339
Total Operating Expenses	728,980	391,295	176,480,592	441,592

Less: Fees waived by Advisor	(94,625)	(130,585)	—	(167,390)
Net Operating Expenses	634,355	260,710	176,480,592	274,202

Net Investment Income (Loss)	542,049	(141,835)	56,781,396	527,680

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	9,904	4,628,350	112,249,747	(17,843)
Long Term Capital Gains from underlying investment companies	—	—	1,780,398	—
Options purchased	—	(1,017,049)	—	1,207,448
Options written	—	649,423	—	307,805
Futures	6,899,276	(122,839)	151,468,965	—
Foreign currency transactions	1,290,353	(5)	353,140,262	—
Net Realized Gain	8,199,533	4,137,880	618,639,372	1,497,410

Net change in unrealized appreciation (depreciation) on:
Investments	(56,093)	(1,107,159)	795,902,600	(72,971)
Options purchased	—	(402,473)	—	265,197
Options written	—	30,775	—	(190,322)
Futures	(1,275,945)	231,038	119,062,877	—
Foreign currency translations	(118,869)	(2)	93,306,860	—

Net change in unrealized appreciation/(depreciation)	(1,450,907)	(1,247,821)	1,008,272,337	1,904

Net Realized and Unrealized Gain on Investments	6,748,626	2,890,059	1,626,911,709	1,499,314

Net Increase in Net Assets Resulting From Operations	$7,290,675	$2,748,224	$1,683,693,105	$2,026,994

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Systematic High Income Fund
	(Formerly, Catalyst/Warrington Strategic Program Fund)
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
Operations:
Net investment income	$944,338	$1,769,128
Net realized gain on investments, options, futures and swaps	163,180	1,686,096
Net change in unrealized appreciation on investments, options, futures and swaps	1,078,914	3,461
Net increase in net assets resulting from operations	2,186,432	3,458,685

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(363,438)	(375,180)
Class C	(87,005)	(194,491)
Class I	(1,095,966)	(2,092,265)
Total distributions to shareholders	(1,546,409)	(2,661,936)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,506,657	3,720,371
Class C	34,291	122,315
Class I	11,599,959	8,627,013
Reinvestment of distributions
Class A	344,898	356,119
Class C	81,683	179,624
Class I	995,023	1,999,503
Cost of shares redeemed
Class A	(6,617,973)	(4,448,464)
Class C	(4,442,166)	(3,282,822)
Class I	(49,405,334)	(35,141,024)
Net decrease in net assets from share transactions of beneficial interest	(44,902,962)	(27,867,365)

Total Decrease in Net Assets	(44,262,939)	(27,070,616)

Net Assets:
Beginning of year	75,715,031	102,785,647
End of year	$31,452,092	$75,715,031

Share Activity:
Class A
Shares Sold	272,750	403,441
Shares Reinvested	38,264	39,613
Shares Redeemed	(724,429)	(486,468)
Net decrease in shares of Beneficial interest	(413,415)	(43,414)

Class C
Shares Sold	4,001	14,227
Shares Reinvested	9,652	21,308
Shares Redeemed	(519,108)	(383,144)
Net decrease in shares of Beneficial interest	(505,455)	(347,609)

Class I
Shares Sold	1,228,703	917,103
Shares Reinvested	107,916	217,337
Shares Redeemed	(5,280,471)	(3,749,065)
Net decrease in shares of Beneficial interest	(3,943,852)	(2,614,625)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Systematic Alpha Fund		Catalyst/Welton Advantage Multi-Strategy Fund (a)
	(Consolidated)		(Consolidated)
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operations:
Net investment income	$2,417,465	$13,408,775	$326,764	$267,873
Net realized gain (loss) on investments, swaps and futures and foreign currency transactions	3,461,273	(131,520,745)	415,455	(6,520,496)
Net change in unrealized appreciation (depreciation) on investments, swaps, futures, and foreign currency translations	17,468,082	(19,063,942)	(1,960,562)	2,045,604
Net increase (decrease) in net assets resulting from operations	23,346,820	(137,175,912)	(1,218,343)	(4,207,019)

Distributions to Shareholders from:
Return of Capital
Class A	—	(140,422)	—	—
Class C	—	(26,481)	—	—
Class I	—	(1,309,401)	—	—
From Accumulated Earnings
Class A	(60,172)	(3,917,478)	—	(483)
Class C	(3,379)	(1,164,103)	—	— *
Class I	(645,396)	(42,823,384)	—	(423,611)
Total distributions to shareholders	(708,947)	(49,381,269)	—	(424,094)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,778,791	19,516,235	4,905	361,108
Class C	463,620	4,701,821	2,013	824,527
Class I	19,674,300	257,843,384	477,913	54,513,498
Reinvestment of distributions
Class A	55,410	3,762,463	—	483
Class C	3,335	1,162,344	—	— *
Class I	560,368	39,322,044	—	411,751
Cost of shares redeemed
Class A	(14,831,112)	(42,492,754)	(30,395)	(66,337)
Class C	(3,825,614)	(7,705,444)	(291,562)	(174,858)
Class I	(116,988,731)	(571,682,257)	(2,276,742)	(1,852,559)
Net increase (decrease) in net assets from share transactions of beneficial interest	(113,109,633)	(295,572,164)	(2,113,868)	54,017,613

Total Increase (Decrease) in Net Assets	(90,471,760)	(482,129,345)	(3,332,211)	49,386,500

Net Assets:
Beginning of year	208,483,781	690,613,126	49,386,500	—
End of year	$118,012,021	$208,483,781	$46,054,289	$49,386,500

Share Activity:
Class A
Shares Sold	165,826	1,580,892	294	19,902
Shares Reinvested	5,328	333,271	—	27
Shares Redeemed	(1,405,179)	(3,694,313)	(1,846)	(4,192)
Net increase (decrease) in shares of Beneficial interest	(1,234,025)	(1,780,150)	(1,552)	15,737

Class C
Shares Sold	45,892	404,474	124	52,260
Shares Reinvested	328	109,140	—	— **
Shares Redeemed	(384,235)	(752,010)	(18,136)	(11,228)
Net increase (decrease) in shares of Beneficial interest	(338,015)	(238,396)	(18,012)	41,032

Class I
Shares Sold	1,922,367	21,710,777	28,826	2,998,092
Shares Reinvested	54,922	3,569,382	—	22,414
Shares Redeemed	(11,425,129)	(52,394,988)	(135,194)	(111,107)
Net increase (decrease) in shares of Beneficial interest	(9,447,840)	(27,114,829)	(106,368)	2,909,399

*	Less than $1.00.

**	Less than 1 share.

(a)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations on July 1, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Aspect Enhanced Multi-Asset Fund		Catalyst Nasdaq-100 Hedged Equity Fund
	(Consolidated)
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operations:
Net investment gain (loss)	$542,049	$451,469	$(141,835)	$(122,591)
Net realized gain (loss) on investments, options, futures and foreign currency transactions	8,199,533	(4,526,969)	4,137,880	1,681,520
Net change in unrealized appreciation (depreciation) on investments, options futures and foreign currency translations	(1,450,907)	1,105,399	(1,247,821)	74,407
Net increase (decrease) in net assets resulting from operations	7,290,675	(2,970,101)	2,748,224	1,633,336

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(12,079)	(159,172)	(31,893)	—
Class C	(24)	(144)	(150,836)	—
Class I	(688,122)	(2,567,018)	(1,095,296)	—
Total distributions to shareholders	(700,225)	(2,726,334)	(1,278,025)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	192,798	489,095	64,814	24,780
Class C	—	22,500	22,339	34,049
Class I	719,938	19,475,563	2,229,283	973,544
Reinvestment of distributions
Class A	11,549	159,023	31,232	—
Class C	—	—	139,496	—
Class I	653,433	2,177,509	889,938	—
Cost of shares redeemed
Class A	(298,504)	(605,891)	(186,169)	(170,165)
Class C	—	(22,817)	(227,905)	(137,676)
Class I	(7,352,768)	(2,681,305)	(8,293,508)	(3,349,940)
Net increase (decrease) in net assets from share transactions of beneficial interest	(6,073,554)	19,013,677	(5,330,480)	(2,625,408)

Total Increase (Decrease) in Net Assets	516,896	13,317,242	(3,860,281)	(992,072)

Net Assets:
Beginning of year	33,329,703	20,012,461	17,526,306	18,518,378
End of year	$33,846,599	$33,329,703	$13,666,025	$17,526,306

Share Activity:
Class A
Shares Sold	18,202	44,911	4,501	1,889
Shares Reinvested	1,153	15,823	2,300	—
Shares Redeemed	(30,890)	(65,576)	(13,122)	(13,192)
Net decrease in shares of Beneficial interest	(11,535)	(4,842)	(6,321)	(11,303)

Class C
Shares Sold	—	1,982	1,646	2,945
Shares Reinvested	—	—	11,387	—
Shares Redeemed	—	(1,982)	(18,230)	(11,852)
Net increase (decrease) in shares of Beneficial interest	—	—	(5,197)	(8,907)

Class I
Shares Sold	66,080	2,017,199	145,292	75,821
Shares Reinvested	64,889	216,237	64,117	—
Shares Redeemed	(770,659)	(261,324)	(569,984)	(263,464)
Net increase (decrease) in shares of Beneficial interest	(639,690)	1,972,112	(360,575)	(187,643)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Millburn Hedge Strategy Fund		Catalyst Buffered Shield Fund
	(Consolidated)
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operations:
Net investment income	$56,781,396	$86,512,241	$527,680	$540,126
Net realized gain (loss) on investments, options, long term capital gains from underlying investment companies, futures and foreign currency transactions	618,639,372	(268,524,622)	1,497,410	1,235,198
Net change in unrealized appreciation on investments, futures, options, and foreign currency translations	1,008,272,337	159,791,491	1,904	245,928
Net increase (decrease) in net assets resulting from operations	1,683,693,105	(22,220,890)	2,026,994	2,021,252

Distributions to Shareholders from:
From Accumulated Earnings
Class A	—	(13,330,856)	(134,587)	(133,200)
Class C	—	(6,606,133)	(52,036)	(61,737)
Class C-1 (a)	—	(791,528)	—	—
Class I	—	(181,473,235)	(338,637)	(339,237)
Total distributions to shareholders	—	(202,201,752)	(525,260)	(534,174)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	148,949,087	144,902,515	387,844	516,905
Class C	50,380,827	73,088,835	—	235,369
Class C-1 (a)	9,740,806	10,628,342	—	—
Class I	2,498,597,054	2,544,827,982	1,053,411	854,551
Reinvestment of distributions
Class A	—	11,404,253	134,085	131,280
Class C	—	6,349,587	52,036	60,997
Class C-1 (a)	—	294,980	—	—
Class I	—	128,618,460	286,103	291,581
Cost of shares redeemed
Class A	(143,115,804)	(148,206,863)	(928,739)	(1,735,734)
Class C	(89,443,777)	(79,227,994)	(703,144)	(1,098,274)
Class C-1 (a)	(6,760,016)	(4,705,142)	—	—
Class I	(1,756,724,808)	(1,784,724,572)	(2,848,297)	(3,127,555)
Net increase (decrease) in net assets from share transactions of beneficial interest	711,623,369	903,250,383	(2,566,701)	(3,870,880)

Total Increase (Decrease) in Net Assets	2,395,316,474	678,827,741	(1,064,967)	(2,383,802)

Net Assets:
Beginning of year	8,212,377,404	7,533,549,663	19,930,421	22,314,223
End of year	$10,607,693,878	$8,212,377,404	$18,865,454	$19,930,421

Share Activity:
Class A
Shares Sold	3,546,694	3,772,974	35,365	50,968
Shares Reinvested	—	292,342	12,485	12,896
Shares Redeemed	(3,454,656)	(3,880,895)	(85,784)	(173,767)
Net increase (decrease) in shares of Beneficial interest	92,038	184,421	(37,934)	(109,903)

Class C
Shares Sold	1,231,116	1,956,118	—	24,853
Shares Reinvested	—	167,094	4,994	6,174
Shares Redeemed	(2,237,041)	(2,137,800)	(67,136)	(112,791)
Net (decrease) in shares of Beneficial interest	(1,005,925)	(14,588)	(62,142)	(81,764)

Class C-1 (a)
Shares Sold	241,863	285,927
Shares Reinvested	—	7,831
Shares Redeemed	(168,643)	(127,387)
Net increase in shares of Beneficial interest	73,220	166,371

Class I
Shares Sold	58,290,738	65,788,297	96,059	84,865
Shares Reinvested	—	3,273,575	26,442	28,447
Shares Redeemed	(42,103,227)	(46,831,227)	(261,475)	(311,064)
Net increase (decrease) in shares of Beneficial interest	16,187,511	22,230,645	(138,974)	(197,752)

(a)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic High Income Fund
(Formerly, Catalyst/Warrington Strategic Program Fund)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$9.23	$9.14	$8.90		$8.72		$8.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,G)	0.16	0.17	0.19		(0.03)		(0.20)
Net realized and unrealized gain on investments	0.50	0.18	0.11		0.28		0.90
Total from investment operations	0.66	0.35	0.30		0.25		0.70

LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.26)	(0.06)		(0.07)		—
Total distributions	(0.30)	(0.26)	(0.06)		(0.07)		—

Net asset value, end of year	$9.59	$9.23	$9.14		$8.90		$8.72

Total return (B)	7.40%	3.87%	3.42	% (J)	2.93	% (I)	8.73	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$10,407	$13,828	$14,089		$16,291		$19,212
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.52%	2.36%	2.38	% (J)	2.65%		2.49%
Expenses, net waiver and reimbursement (D,E)	2.24%	2.24%	2.30	% (J)	2.60%		2.45%
Net investment income (loss), before waiver and reimbursement (D,G)	1.45%	1.72%	1.99	% (J)	(0.35)%		(2.42)%
Net investment income (loss), net waiver and reimbursement (D,G)	1.72%	1.84%	2.08	% (J)	(0.30)%		(2.38)%
Portfolio turnover rate	207%	0%	0%		0%		0%

	Class C
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$8.62	$8.54	$8.32		$8.14		$7.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,G)	0.08	0.09	0.11		(0.09)		(0.24)
Net realized and unrealized gain on investments	0.48	0.17	0.11		0.27		0.84
Total from investment operations	0.56	0.26	0.22		0.18		0.60

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.18)	—		(0.00	) (H)	—
Total distributions	(0.17)	(0.18)	—		(0.00)		—

Net asset value, end of year	$9.01	$8.62	$8.54		$8.32		$8.14

Total return (B)	6.61%	3.14%	2.64	% (J)	2.21	% (I)	7.96	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$3,219	$7,434	$10,338		$13,583		$15,588
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	3.27%	3.11%	3.13	% (J)	3.40%		3.24%
Expenses, net waiver and reimbursement (D,F)	2.99%	2.99%	3.05	% (J)	3.35%		3.20%
Net investment income (loss), before waiver and reimbursement (D,G)	0.68%	0.99%	1.22	% (J)	(1.10)%		(3.16)%
Net investment income (loss), net waiver and reimbursement (D,G)	0.96%	1.11%	1.30	% (J)	(1.05)%		(3.12)%
Portfolio turnover rate	207%	0%	0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio to average net assets (excluding dividend and interest expense).

Expenses, before waiver and reimbursement (D)	2.52%	2.36%	2.37	% (J)	2.64%	2.49%
Expenses, net waiver and reimbursement (D)	2.24%	2.24%	2.29	% (J)	2.59%	2.45%

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	3.26%	3.11%	3.12	% (J)	3.39%	3.24%
Expenses, net waiver and reimbursement (D)	2.99%	2.99%	3.04	% (J)	3.34%	3.20%

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Amount is less than $0.005.

(I)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(J)	Excludes $183,757 of recovery of legal fees from the Trust's insurance policy, if this amount was included the expense ratios would have been reduced by .16% and net investment income/loss ratios would have been increased by 0.16%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic High Income Fund
(Formerly, Catalyst/Warrington Strategic Program Fund)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$9.46	$9.36	$9.11		$8.92		$8.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,F)	0.18	0.20	0.22		0.00	(H)	(0.18)
Net realized and unrealized gain on investments	0.52	0.18	0.12		0.28		0.92
Total from investment operations	0.70	0.38	0.34		0.28		0.74

LESS DISTRIBUTIONS:
From net investment income	(0.34)	(0.28)	(0.09)		(0.09)		—
Total distributions	(0.34)	(0.28)	(0.09)		(0.09)		—

Net asset value, end of year	$9.82	$9.46	$9.36		$9.11		$8.92

Total return (B)	7.64%	4.16%	3.72	% (I)	3.21	% (G)	9.05	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$17,826	$54,453	$78,359		$88,996		$89,859
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.24%	2.11%	2.13	% (I)	2.40%		2.24%
Expenses, net waiver and reimbursement (D,E)	1.99%	1.99%	2.05	% (I)	2.35%		2.20%
Net investment income (loss), before waiver and reimbursement (D,F)	1.67%	1.99%	2.25	% (I)	(0.05)%		(2.17)%
Net investment income (loss), net waiver and reimbursement (D,F)	1.92%	2.11%	2.34	% (I)	(0.00)%		(2.13)%
Portfolio turnover rate	207%	0%	0%		0%		0%

(A) Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.24%	2.11	% (L)	2.12	% (I)	2.39%	2.24%
Expenses, net waiver and reimbursement (D)	1.99%	1.99	% (L)	2.04	% (I)	2.34%	2.20%

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(H)	Amount less than $.005

(I)	Excludes $183,757 of recovery of legal fees from the Trust's insurance policy, if this amount was included the expense ratios would have been reduced by .16% and net investment income/loss ratios would have been increased by 0.16%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022
Net asset value, beginning of year	$9.77		$13.83		$12.83		$10.06	$10.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.14		0.31		0.40		0.25	(0.17)
Net realized and unrealized gain (loss) on investments	1.27		(3.21)		0.87		3.03	(0.05)
Total from investment operations	1.41		(2.90)		1.27		3.28	(0.22)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(1.12)		(0.27)		(0.51)	(0.58)
From net realized gains on investments	—		(0.00	) (I)	—		—	—
From return of capital	—		(0.04)		—		—	—
Total distributions	(0.03)		(1.16)		(0.27)		(0.51)	(0.58)

Net asset value, end of year	$11.15		$9.77		$13.83		$12.83	$10.06

Total return (B)	14.44	% (C)	(21.86	)% (C)	10.08%		33.65%	(2.53	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$14,726		$24,945		$59,958		$13,659	$324
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	2.05%		2.03%		1.96%		2.83%	4.63%
Expenses, net waiver and reimbursement (D,F)	2.02%		2.02	% (H)	2.02	% (H)	2.02%	2.06%
Net investment income (loss), before waiver and reimbursement (F,G)	1.26%		2.67%		3.09%		1.25%	(4.14)%
Net investment income (loss), net waiver and reimbursement (F,G)	1.29%		2.69	% (H)	3.03	% (H)	2.06%	(1.53)%
Portfolio turnover rate	50%		20%		10%		43%	1335%

	Class C
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022
Net asset value, beginning of year	$9.29		$13.22		$12.28		$9.63	$10.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		0.21		0.29		0.14	(0.25)
Net realized and unrealized gain (loss) on investments	1.22		(3.06)		0.83		2.93	(0.05)
Total from investment operations	1.27		(2.85)		1.12		3.07	(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(1.04)		(0.18)		(0.42)	(0.48)
From net realized gains on investments	—		(0.00	) (I)	—		—	—
From return of capital	—		(0.04)		—		—	—
Total distributions	(0.01)		(1.08)		(0.18)		(0.42)	(0.48)

Net asset value, end of year	$10.55		$9.29		$13.22		$12.28	$9.63

Total return (B)	13.62%		(22.48)%		9.29%		32.72%	(3.32	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,209		$7,724		$14,144		$3,122	$133
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	2.80%		2.80%		2.71%		3.58%	5.38%
Expenses, net waiver and reimbursement (E,F)	2.77%		2.75	% (H)	2.77	% (H)	2.77%	2.81%
Net investment income (loss), before waiver and reimbursement (F,G)	0.50%		1.89%		2.35%		0.46%	(5.13)%
Net investment income (loss), net waiver and reimbursement (F,G)	0.53%		1.93	% (H)	2.29	% (H)	1.27%	(2.35)%
Portfolio turnover rate	50%		20%		10%		43%	1335%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.05%	2.03%	2.83%	4.59%
Expenses, net waiver and reimbursement (F)	2.02%	2.02%	2.02%	2.02%

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.80%	2.80%	3.58%	5.34%
Expenses, net waiver and reimbursement (F)	2.77%	2.75%	2.77%	2.77%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(I)	Amount is less than $0.005.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2026		June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022
Net asset value, beginning of year	$9.53		$13.53		$12.55		$9.87	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.16		0.34		0.42		0.25	(0.14)
Net realized and unrealized gain (loss) on investments	1.25		(3.15)		0.86		2.99	(0.06)
Total from investment operations	1.41		(2.81)		1.28		3.24	(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(1.15)		(0.30)		(0.56)	(0.60)
From net realized gains on investments	—		(0.00	) (H)	—		—	—
From return of capital	—		(0.04)		—		—	—
Total distributions	(0.05)		(1.19)		(0.30)		(0.56)	(0.60)

Net asset value, end of year	$10.89		$9.53		$13.53		$12.55	$9.87

Total return (B)	14.78	% (C)	(21.70	)% (C)	10.41%		33.95%	(2.42	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$98,077		$175,815		$616,511		$75,232	$6,044
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	1.80%		1.77%		1.71%		2.58%	4.38%
Expenses, net waiver and reimbursement(D,E)	1.77%		1.77	% (G)	1.77	% (G)	1.77%	1.81%
Net investment income (loss), before waiver and reimbursement (E,F)	1.52%		2.95%		3.34%		1.40%	(3.84)%
Net investment income (loss), net waiver and reimbursement (E,F)	1.55%		2.95	% (G)	3.28	% (G)	2.21%	(1.27)%
Portfolio turnover rate	50%		20%		10%		43%	1335%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	1.80%	1.77%	2.58%	4.34%
Expenses, net waiver and reimbursement (E)	1.77%	1.77%	1.77%	1.77%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(H)	Amount is less than $0.005.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Welton Advantage Multi-Strategy Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout The Year/Period

	Class A
	For the	For the
	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 (A)
Net asset value, beginning of year/period	$16.46	$18.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07	0.06
Net realized and unrealized loss on investments	(0.54)	(1.55)
Total from investment operations	(0.47)	(1.49)

LESS DISTRIBUTIONS:
From net realized gains on investments	—	(0.22)
Total distributions	—	(0.22)

Net asset value, end of year/period	$15.99	$16.46

Total return (C)	(2.86)%	(8.30	)% (F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$227	$259
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.42%	2.75	% (G)
Expenses, net waiver and reimbursement (D)	2.24%	2.24	% (G)
Net investment income, before waiver and reimbursement	0.25%	(0.33	)% (G)
Net investment income net waiver and reimbursement	0.43%	0.38	% (G)
Portfolio turnover rate	1,173%	2,575	% (F)

	Class C
	For the	For the
	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 (A)
Net asset value, beginning of year/period	$16.00	$17.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.06)	(0.07)
Net realized and unrealized (loss) on investments	(0.51)	(1.38)
Total from investment operations	(0.57)	(1.45)

LESS DISTRIBUTIONS:
From net realized gains on investments	—	(0.22)
Total distributions	—	(0.22)

Net asset value, end of year/period	$15.43	$16.00

Total return (C)	(3.56)%	(8.34	)% (F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$355	$657
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	3.18%	3.50	% (G)
Expenses, net waiver and reimbursement (E)	2.99%	2.99	% (G)
Net investment loss, before waiver and reimbursement	(0.57)%	(1.07	)% (G)
Net investment loss net waiver and reimbursement	(0.37)%	(0.47	)% (G)
Portfolio turnover rate	1,173%	2,575	% (F)

(A)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations July 1, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.42%	2.75	% (G)
Expenses, net waiver and reimbursement	2.24%	2.24	% (G)

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	3.18%	3.50	% (G)
Expenses, net waiver and reimbursement	2.99%	2.99	% (G)

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Welton Advantage Multi-Strategy Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout The Year/Period

	Class I
	For the	For the
	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 (A)
Net asset value, beginning of year/period	$16.66	$18.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (B)	0.11	0.12
Net realized and unrealized gain (loss) on investments	(0.55)	(1.58)
Total from investment operations	(0.44)	(1.46)

LESS DISTRIBUTIONS:
From net realized gains on investments	—	(0.22)
Total distributions	—	(0.22)

Net asset value, end of year/period	$16.22	$16.66

Total return (C)	(2.64)%	(8.08	)% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$45,472	$48,471
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.17%	2.50	% (F)
Expenses, net waiver and reimbursement (D)	1.99%	1.99	% (F)
Net investment income, before waiver and reimbursement	0.50%	0.16	% (F)
Net investment income net waiver and reimbursement	0.68%	0.67	% (F)
Portfolio turnover rate	1,173%	2,575	% (E)

(A)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations July 1, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.17%	2.50	% (F)
Expenses, net waiver and reimbursement	1.99%	1.99	% (F)

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout The Year/Period

	Class A
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2026	June 30, 2025	June 30, 2024 (A)
Net asset value, beginning of year/period	$9.01	$11.63	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.15	0.18	0.21
Net realized and unrealized gain (loss) on investments	2.16	(1.31)	1.42
Total from investment operations	2.31	(1.13)	1.63

LESS DISTRIBUTIONS:
From net investment income	—	(0.56)	—
From net realized gains on investments	(0.24)	(0.93)	—
Total distributions	(0.24)	(1.49)	—

Net asset value, end of year/period	$11.08	$9.01	$11.63

Total return (C)	25.94%	(11.05)%	16.30	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$676	$654	$900
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.54%	2.78%	3.32	% (E)
Expenses, net waiver and reimbursement (F)	2.24%	2.24%	2.24	% (E)
Net investment income, before waiver and reimbursement (F,G)	1.13%	1.18%	2.52	% (E)
Net investment income net waiver and reimbursement (F,G)	1.43%	1.73%	3.60	% (E)
Portfolio turnover rate	28%	31%	6	% (D)

	Class C
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2026	June 30, 2025	June 30, 2024 (A)
Net asset value, beginning of year/period	$8.94	$11.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07	0.11	0.17
Net realized and unrealized gain (loss) on investments	2.15	(1.32)	1.42
Total from investment operations	2.22	(1.21)	1.59

LESS DISTRIBUTIONS:
From net investment income	—	(0.51)	—
From net realized gains on investments	(0.24)	(0.93)	—
Total distributions	(0.24)	(1.44)	—

Net asset value, end of year/period	$10.92	$8.94	$11.59

Total return (C)	25.13%	(11.78)%	15.90	% (D,H)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1	$1	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.25%	3.53%	4.07	% (E)
Expenses, net waiver and reimbursement (F)	2.99%	2.99%	2.99	% (E)
Net investment income, before waiver and reimbursement (F,G)	0.42%	0.50%	1.84	% (E)
Net investment income net waiver and reimbursement (F,G)	0.68%	1.01%	2.97	% (E)
Portfolio turnover rate	28%	31%	6	% (D)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout The Year/Period

	Class I
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2026	June 30, 2025	June 30, 2024 (A)
Net asset value, beginning of year/period	$9.04	$11.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (B)	0.18	0.19	0.23
Net realized and unrealized gain on investments	2.17	(1.29)	1.41
Total from investment operations	2.35	(1.10)	1.64

LESS DISTRIBUTIONS:
From net investment income	—	(0.57)	—
From net realized gains on investments	(0.24)	(0.93)	—
Total distributions	(0.24)	(1.50)	—

Net asset value, end of year/period	$11.15	$9.04	$11.64

Total return (C)	26.30%	(10.82)%	16.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$33,169	$32,675	$19,111
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.29%	2.53%	3.01	% (E)
Expenses, net waiver and reimbursement (F)	1.99%	1.99%	1.99	% (E)
Net investment income, before waiver and reimbursement (F,G)	1.41%	1.42%	3.03	% (E)
Net investment income net waiver and reimbursement (F,G)	1.71%	1.95%	4.05	% (E)
Portfolio turnover rate	28%	31%	6	% (D)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$13.84	$12.56	$11.01	$9.60	$11.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.15)	(0.11)	(0.10)	(0.07)	(0.14)
Net realized and unrealized gain (loss) on investments	2.90	1.39	1.65	1.71	(1.97)
Total from investment operations	2.75	1.28	1.55	1.64	(2.11)

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.23)	—	—	(0.23)	(0.04)
Total distributions	(1.23)	—	—	(0.23)	(0.04)

Net asset value, end of year	$15.36	$13.84	$12.56	$11.01	$9.60

Total return (B)	21.00%	10.19%	14.08%	17.60%	(18.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$393	$441	$542	$598	$873
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (C,E)	2.68%	2.57%	2.60%	2.82%	2.55%
Expenses, net waiver and reimbursement (C,E)	1.83%	1.78%	1.84%	1.78%	1.74%
Net investment loss, before waiver and reimbursement (E,F)	(1.90)%	(1.65)%	(1.63)%	(1.79)%	(1.96)%
Net investment income (loss), net waiver and reimbursement (E,F)	(1.05)%	(0.86)%	(0.87)%	(0.75)%	(1.15)%
Portfolio turnover rate	45%	31%	35%	82%	51%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$12.64	$11.56	$10.21	$8.99	$11.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (A)	(0.23)	(0.19)	(0.17)	(0.14)	(0.21)
Net realized and unrealized gain (loss) on investments	2.63	1.27	1.52	1.59	(1.84)
Total from investment operations	2.40	1.08	1.35	1.45	(2.05)

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.23)	—	—	(0.23)	(0.04)
Total distributions	(1.23)	—	—	(0.23)	(0.04)

Net asset value, end of year	$13.81	$12.64	$11.56	$10.21	$8.99

Total return (B)	20.19%	9.34%	13.22%	16.66%	(18.58)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$1,640	$1,567	$1,536	$1,403	$1,242
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	3.44%	3.32%	3.35%	3.57%	3.30%
Expenses, net waiver and reimbursement (D,E)	2.58%	2.53%	2.59%	2.53%	2.49%
Net investment loss, before waiver and reimbursement (E,F)	(2.66)%	(2.41)%	(2.36)%	(2.55)%	(2.71)%
Net investment loss, net waiver and reimbursement (E,F)	(1.80)%	(1.62)%	(1.60)%	(1.51)%	(1.89)%
Portfolio turnover rate	45%	31%	35%	82%	51%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.59%	2.53%	2.50%	2.78%	2.55%
Expenses, net waiver and reimbursement (F)	1.74%	1.74%	1.74%	1.74%	1.74%

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	3.35%	3.28%	3.25%	3.53%	3.30%
Expenses, net waiver and reimbursement (F)	2.49%	2.49%	2.49%	2.49%	2.49%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$14.10	$12.76	$11.16	$9.71	$11.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.12)	(0.08)	(0.08)	(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments	2.97	1.42	1.68	1.74	(1.98)
Total from investment operations	2.85	1.34	1.60	1.68	(2.09)

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.23)	—	—	(0.23)	(0.04)
Total distributions	(1.23)	—	—	(0.23)	(0.04)

Net asset value, end of year	$15.72	$14.10	$12.76	$11.16	$9.71

Total return (B)	21.34%	10.50%	14.34%	17.81%	(17.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$11,633	$15,518	$16,440	$11,158	$12,227
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (C,D)	2.42%	2.32%	2.35%	2.57%	2.30%
Expenses, net waiver and reimbursement (C,D)	1.58%	1.53%	1.59%	1.53%	1.49%
Net investment loss, before waiver and reimbursement (D,E)	(1.65)%	(1.40)%	(1.32)%	(1.55)%	(1.68)%
Net investment Income (loss), net waiver and reimbursement (D,E)	(0.81)%	(0.62)%	(0.56)%	(0.51)%	(0.86)%
Portfolio turnover rate	45%	31%	35%	82%	51%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.33%	2.28%	2.25%	2.53%	2.30%
Expenses, net waiver and reimbursement (D)	1.49%	1.49%	1.49%	1.49%	1.49%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$38.69	$39.77	$35.18	$36.99	$36.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.19	0.35	0.44	0.18	(0.45)
Net realized and unrealized gain (loss) on investments	7.60	(0.50)	4.86	0.72	1.19
Total from investment operations	7.79	(0.15)	5.30	0.90	0.74

LESS DISTRIBUTIONS:
From net investment income	—	(0.64)	(0.56)	(1.42)	—
From net realized gains on investments	—	(0.29)	(0.15)	(1.29)	—
Total distributions	—	(0.93)	(0.71)	(2.71)	—

Net asset value, end of year	$46.48	$38.69	$39.77	$35.18	$36.99

Total return (B)	20.13%	(0.38)%	15.26%	2.55%	2.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$664,940	$549,907	$557,931	$443,988	$335,527
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.17%	2.16%	2.19%	2.17%	2.20%
Expenses, net waiver and reimbursement (C,E)	2.17%	2.16%	2.19%	2.17%	2.20%
Net investment income (loss), before waiver and reimbursement (C,D)	0.46%	0.91%	1.18%	0.51%	(1.25)%
Net investment income (loss), net waiver and reimbursement (C,D)	0.46%	0.91%	1.18%	0.51%	(1.25)%
Portfolio turnover rate	11%	19%	48%	30%	9%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	37.52	$38.60	$34.17	$36.01	$35.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.12)	0.06	0.15	(0.10)	(0.71)
Net realized and unrealized gain (loss) on investments	7.34	(0.50)	4.73	0.71	1.17
Total from investment operations	7.22	(0.44)	4.88	0.61	0.46

LESS DISTRIBUTIONS:
From net investment income	—	(0.35)	(0.30)	(1.16)	—
From net realized gains on investments	—	(0.29)	(0.15)	(1.29)	—
Total distributions	—	(0.64)	(0.45)	(2.45)	—

Net asset value, end of year	$44.74	$37.52	$38.60	$34.17	$36.01

Total return (B)	19.24%	(1.14)%	14.40%	1.77%	1.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$400,912	$373,962	$385,224	$363,845	$335,127
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	2.92%	2.91%	2.94%	2.92%	2.95%
Expenses, net waiver and reimbursement (C,F)	2.92%	2.91%	2.94%	2.92%	2.95%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.29)%	0.16%	0.40%	(0.28)%	(2.00)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.29)%	0.16%	0.40%	(0.28)%	(2.00)%
Portfolio turnover rate	11%	19%	48%	30%	9%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.16%	2.16%	2.18%	2.17%	2.18%
Expenses, net waiver and reimbursement (C)	2.16%	2.16%	2.18%	2.17%	2.18%

(F) Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.91%	2.91%	2.93%	2.92%	2.93%
Expenses, net waiver and reimbursement (C)	2.91%	2.91%	2.93%	2.91%	2.93%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

Class C-1
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$37.20	$38.34	$34.00	$36.01	$35.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (B)	(0.11)	0.06	0.15	—	(F)	(0.63)
Net realized and unrealized gain (loss) on investments	7.27	(0.48)	4.69	0.62	1.09
Total from investment operations	7.16	(0.42)	4.84	0.62	0.46

LESS DISTRIBUTIONS:
From net investment income	—	(0.43)	(0.35)	(1.34)	—
From net realized gains on investments	—	(0.29)	(0.15)	(1.29)	—
Total distributions	—	(0.72)	(0.50)	(2.63)	—

Net asset value, end of year	$44.36	$37.20	$38.34	$34.00	$36.01

Total return (C)	19.25%	(1.12)%	14.39%	1.79%	1.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$56,286	$44,479	$39,464	$28,127	$5,375
Ratios to average net assets (Including interest expense)
Expenses, before waiver and reimbursement (D,G)	2.92%	2.91%	2.94%	2.92%	2.95%
Expenses, net waiver and reimbursement (D,G)	2.92%	2.91%	2.94%	2.92%	2.95%
Net investment income (loss), before waiver and reimbursement (D,E)	(0.28)%	0.16%	0.42%	(0.01)%	(1.78)%
Net investment income (loss), net waiver and reimbursement (D,E)	(0.28)%	0.16%	0.42%	(0.01)%	(1.78)%
Portfolio turnover rate	11%	19%	48%	30%	9%

Class I
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$39.02	$40.09	$35.45	$37.25	$36.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.30	0.45	0.53	0.29	(0.35)
Net realized and unrealized gain (loss) on investments	7.68	(0.50)	4.90	0.70	1.19
Total from investment operations	7.98	(0.05)	5.43	0.99	0.84

LESS DISTRIBUTIONS:
From net investment income	—	(0.73)	(0.64)	(1.50)	—
From net realized gains on investments	—	(0.29)	(0.15)	(1.29)	—
Total distributions	—	(1.02)	(0.79)	(2.79)	—

Net asset value, end of year	$47.00	$39.02	$40.09	$35.45	$37.25

Total return (C)	20.45%	(0.14)%	15.56%	2.77%	2.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$9,485,556	$7,244,030	$6,550,931	$5,222,008	$3,334,146
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,H)	1.92%	1.91%	1.94%	1.92%	1.95%
Expenses, net waiver and reimbursement (D,H)	1.92%	1.91%	1.94%	1.92%	1.95%
Net investment income (loss), before waiver and reimbursement (D,E)	0.72%	1.16%	1.42%	0.79%	(0.95)%
Net investment income (loss), net waiver and reimbursement (D,E)	0.72%	1.16%	1.42%	0.79%	(0.95)%
Portfolio turnover rate	11%	19%	48%	30%	9%

(A)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 shares commenced operations on October 30, 2020.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Amount is less than $0.005.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.91%	2.91%	2.93%	2.91%	2.93%
Expenses, net waiver and reimbursement (D)	2.91%	2.91%	2.93%	2.91%	2.93%

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.91%	1.91%	1.93%	1.92%	1.93%
Expenses, net waiver and reimbursement (D)	1.91%	1.91%	1.93%	1.92%	1.93%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$10.46	$9.72	$8.77	$8.44		$11.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.30	0.26	0.23	0.12		(0.02)
Net realized and unrealized gain (loss) on investments	0.85	0.75	0.93	0.27		(1.06)
Total from investment operations	1.15	1.01	1.16	0.39		(1.08)

LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.27)	(0.21)	(0.06)		—
From net realized gains on investments	—	—	—	—		(1.72)
Total distributions	(0.30)	(0.27)	(0.21)	(0.06)		(1.72)

Net asset value, end of year	$11.31	$10.46	$9.72	$8.77		$8.44

Total return (B)	11.15%	10.45%	13.42%	4.60%		(11.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$5,040	$5,056	$5,771	$13,444		$20,599
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	2.37%	2.39%	2.12%	2.05%		1.81%
Expenses, net waiver and reimbursement (D,F)	1.49%	1.53%	1.51%	1.55%		1.48%
Net investment income (loss), before waiver and reimbursement (F,G)	1.84%	1.78%	1.98%	0.89%		(0.50)%
Net investment income (loss), net waiver and reimbursement (F,G)	2.72%	2.64%	2.59%	1.39%		(0.17)%
Portfolio turnover rate	0%	0%	0%	111%		77%

	Class C
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$10.11	$9.41	$8.48	$8.17		$11.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.21	0.18	0.15	0.05		(0.09)
Net realized and unrealized gain (loss) on investments	0.82	0.71	0.91	0.26		(1.03)
Total from investment operations	1.03	0.89	1.06	0.31		(1.12)

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.19)	(0.13)	(0.00	) (H)	—
From net realized gains on investments	—	—	—	—		(1.72)
Total distributions	(0.21)	(0.19)	(0.13)	(0.00	) (H)	(1.72)

Net asset value, end of year	$10.93	$10.11	$9.41	$8.48		$8.17

Total return (B)	10.33%	9.53%	12.67%	3.81%		(12.51	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$2,326	$2,779	$3,355	$4,084		$4,348
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	3.12%	3.14%	2.87%	2.80%		2.56%
Expenses, net waiver and reimbursement (E,F)	2.24%	2.28%	2.26%	2.30%		2.23%
Net investment income (loss), before waiver and reimbursement (F,G)	1.11%	1.03%	1.07%	0.16%		(1.25)%
Net investment income (loss), net waiver and reimbursement (F,G)	1.99%	1.89%	1.68%	0.66%		(0.92)%
Portfolio turnover rate	0%	0%	0%	111%		77%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.36%	2.34%	2.09%	1.98%	1.81%
Expenses, net waiver and reimbursement	1.48%	1.48%	1.48%	1.48%	1.48%

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	3.11%	3.09%	2.84%	2.73%	2.56%
Expenses, net waiver and reimbursement	2.23%	2.23%	2.23%	2.23%	2.23%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Less than 0.005 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$10.55	$9.81	$8.84	$8.52	$11.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.33	0.29	0.25	0.13	0.01
Net realized and unrealized gain (loss) on investments	0.86	0.75	0.95	0.28	(1.08)
Total from investment operations	1.19	1.04	1.20	0.41	(1.07)

LESS DISTRIBUTIONS:
From net investment income	(0.33)	(0.30)	(0.23)	(0.09)	(0.01)
From net realized gains on investments	—	—	—	—	(1.72)
Total distributions	(0.33)	(0.30)	(0.23)	(0.09)	(1.73)

Net asset value, end of year	$11.41	$10.55	$9.81	$8.84	$8.52

Total return (B)	11.44%	10.67%	13.83%	4.83%	(11.70	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$11,500	$12,096	$13,189	$23,466	$50,313
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.12%	2.14%	1.87%	1.80%	1.56%
Expenses, net waiver and reimbursement (D,E)	1.24%	1.28%	1.26%	1.30%	1.23%
Net investment income (loss), before waiver and reimbursement (E,F)	2.08%	2.04%	2.14%	1.09%	(0.26)%
Net investment Income, net waiver and reimbursement (E,F)	2.96%	2.90%	2.75%	1.59%	0.07%
Portfolio turnover rate	0%	0%	0%	111%	77%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	2.11%	2.09%	1.84%	1.73%	1.56%
Expenses, net waiver and reimbursement (E)	1.23%	1.23%	1.23%	1.23%	1.23%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-four series. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor”).

Fund	Sub-Advisor	Primary Objective
Catalyst Systematic High Income Fund *		Income and Long-term capital appreciation
(Formerly, Catalyst/Warrington Strategic Program Fund)
(“Systematic High Income”)
Catalyst Systematic Alpha		Long-term capital appreciation
(“Systematic Alpha” )
Catalyst/Welton Advantage Multi-Strategy Fund	Welton Investment	Long-term capital appreciation
(“Welton Advantage” )	Partners LLC
Catalyst/Aspect Enhanced Multi-Asset	Aspect Capital Limited	Long-term capital appreciation
(“Aspect Enhanced” )
Catalyst Nasdaq-100 Hedged Equity Fund	Equity Armor Investments, LLC	Long-term capital appreciation
(“Hedged Equity” )
Catalyst/Millburn Hedge Strategy	Millburn Ridgefield LLC	Long-term capital appreciation
(“Millburn Hedge” )
Catalyst Buffered Shield	Exceed Advisory LLC	Long-term capital appreciation
(“Buffered Shield” )

*	Prior to November 1, 2025 Warrington Asset Management, LLC served as the Fund’s Sub-Advisor

Welton Advantage and Aspect Enhanced are non-diversified series of the Trust. All other Funds are diversified series of the Trust. Aspect Enhanced, Hedged Equity, Millburn Hedge, and Buffered Shield are “fund of funds”, in that they generally invest in other investment companies.

Currently, each Fund offers Class A, Class C and Class I shares and Millburn Hedge also offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds which are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a) Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operate as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

b) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end (the “closed-end funds”) investment companies. Open-end funds are valued at their respective net asset values as reported by such investment

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end funds purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026, for each Fund’s assets and liabilities measured at fair value.

Systematic High Income
Assets (a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,055,236	$—	$17,055,236
Money Market Fund	41	—	—	41
Total Assets	$41	$17,055,236	$—	$17,055,277
Derivatives(a)
Assets
Total Return Swap(b)	$—	$1,143,982	$—	$1,143,982
Total Derivatives	$—	$1,143,982	$—	$1,143,982

Systematic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Funds	$28,613,324	$—	$—	$28,613,324
Corporate Bonds	—	20,555,068	—	20,555,068
U.S. Government & Agencies	—	49,312,995	—	49,312,995
Money Market Fund	9,246,408	—	—	9,246,408
Total Assets	$37,859,732	$69,868,063	$—	$107,727,795
Derivatives
Assets
Total Return Swap(b)	$—	$5,127,189	$—	5,127,189
Liabilities
Total Return Swap(b)	$—	$(309,785)	$—	(309,785)
Total Derivatives	$—	$4,817,404	$—	$4,817,404
Welton Advantage
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,840,188	$—	$—	$6,840,188
U.S. Government & Agencies	—	16,962,570	—	16,962,570
Money Market Fund	13,874,567	—	—	13,874,567
Total Assets	$20,714,755	$16,962,570	$—	37,677,325
Derivatives
Assets
Open Futures Contracts(b)	$538,096	$—	$—	$538,096
Liabilities
Open Futures Contracts(b)	$(647,742)	$—	$—	$(647,742)
Total Derivatives	$(109,646)	$—	$—	$(109,646)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Aspect Enhanced
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$14,058,327	$—	$—	$14,058,327
Money Market Fund	10,919,740	—	—	10,919,740
Total Assets	$24,978,067	$—	$—	24,978,067
Derivatives
Assets
Open Futures Contracts(b)	$470,689	$—	$—	$470,689
Forward Foreign Currency Contracts (b)	—	561,739	—	561,739
Liabilities
Open Futures Contracts(b)	$(838,399)	$—	$—	$(838,399)
Forward Foreign Currency Contracts (b)	—	(478,930)	—	(478,930)
Total Derivatives	$(367,710)	$82,809	$—	$(284,901)

Hedged Equity
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,757,447	$—	$—	$6,757,447
Exchange-Traded Fund	4,310,149	—	—	4,310,149
Money Market Fund	1,485,465	—	—	1,485,465
Future Call Options Purchased	35,438	—	—	35,438
Total	$12,588,499	$—	$—	$12,588,499
Collateral for Securities Loaned (c)				3,140
Total Assets				12,591,639
Derivatives (a)
Liabilities
Open Futures Contracts(b)	$(87,648)	$—	$—	$(87,648)
Future Put Options Written	(14,250)	—	—	(14,250)
Total Derivatives	$(101,898)	$—	$—	$(101,898)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Millburn Hedge
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$5,278,120,681	$—	$—	$5,278,120,681
U.S. Government & Agencies	—	4,157,930,940	—	4,157,930,940
Money Market Fund	878,579,084	—	—	878,579,084
Total Assets	$6,156,699,765	$4,157,930,940	$—	$10,314,630,705
Derivatives
Assets
Open Futures Contracts (b)	$96,481,386	$—	$—	$96,481,386
Forward Foreign Currency Contracts (b)	—	311,946,680	—	311,946,680
Liabilities
Open Futures Contracts (b)	$(27,246,532)	$—	$—	$(27,246,532)
Forward Foreign Currency Contracts (b)	—	(182,302,092)	—	(182,302,092)
Total Derivatives	$69,234,854	$129,644,588	$—	$198,879,442

Buffered Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,661,340	$—	$—	$16,661,340
Money Market Fund	276,914	—	—	276,914
Equity Call Options Purchased	—	2,719,910	—	2,719,910
Equity Put Options Purchased	—	285,010	—	285,010
Total Assets	$16,938,254	$3,004,920	$—	$19,943,174
Derivatives
Liabilities (a)
Equity Call Options Written	$—	$(968,595)	$—	$(968,595)
Equity Put Options Written	—	(504,580)	—	(504,580)
Total Liabilities	$—	$(1,473,175)	$—	$(1,473,175)

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Schedule of Investments for security details.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

(c)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

c) Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the year ended June 30, 2026, Systematic High Income, Hedged Equity and Buffered Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the year ended June 30, 2026, Welton Advantage, Aspect Enhanced, Hedged Equity and Millburn Hedge invested in futures.

Swap Agreements – Systematic Alpha and Systematic High income have entered into swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Forward Currency Contracts – A Fund may enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Consolidation of Subsidiaries – CSACS Fund Limited (Systematic – CFC) , CWAMSF Fund Limited (Welton Advantage-CFC), CAEMAF Fund Limited (Aspect Enhanced – CFC), CMHSF Fund Limited (Millburn-CFC) (the “CFCs”, and each a “CFC” or a “Subsidiary”). The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Systematic Alpha, Welton Advantage, Aspect Enhanced, and Millburn Hedge which include the accounts of Systematic-CFC, Welton Advantage-CFC, Aspect Enhanced-CFC, and Millburn-CFC respectively, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each of Systematic Alpha, Welton Advantage, Aspect Enhanced and Millburn Hedge may invest up to 25% of its total assets in its respective CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	June 30, 2026	June 30, 2026
Systematic Alpha – CFC	12/19/2017	28,533,886	24.18%
Welton Advantage – CFC	7/1/2024	5,090,917	11.05%
Aspect Enhanced – CFC	12/28/2023	5,139,062	15.18%
Millburn Hedge– CFC	11/2/2015	1,745,712,657	16.46%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are controlled foreign corporations which generate and are allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs’ net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through their exposure to the aforementioned managed futures programs, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; tariffs and trade wars; climate change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Derivatives Risk – The use of derivative instruments, such as forwards, futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Counterparty Risk – Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Swaps Risk – Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses. The costs of investing in swaps will be indirectly paid by a Fund.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Wholly-Owned Subsidiary Risk – By investing in the Subsidiary, a Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. Shareholders of a Fund are indirectly subject to the principal risks of the Subsidiary by virtue of a Fund’s investment in the Subsidiary. There can be no assurance that the Subsidiary’s investments will contribute to a Fund’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect a Fund, such as by reducing the Fund’s investment returns. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to a Fund and the Subsidiary and subject each to CFTC penalties if reporting was found to be deficient.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at June 30, 2026, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Systematic High Income
	Swap Contracts	Equity/Currency /Commodity/ Interest *	Unrealized appreciation on swaps	$1,143,982
			Totals	$1,143,982
Systematic Alpha
	Swap Contracts	Equity/Currency /Commodity/ Interest *	Unrealized appreciation on swaps	$5,127,189
	Swap Contracts	Equity/Currency /Commodity/ Interest *	Unrealized depreciation on swaps	$(309,785)
			Totals	$4,817,404
Welton Advantage
	Futures	Equity	Futures unrealized appreciation	$30,863
	Futures	Commodity	Futures unrealized appreciation	308,732
	Futures	Currency	Futures unrealized appreciation	175,475
	Futures	Interest Rate	Futures unrealized appreciation	23,026
			Total	$538,096

	Futures	Equity	Futures unrealized depreciation	$(342,145)
	Futures	Commodity	Futures unrealized depreciation	(197,741)
	Futures	Currency	Futures unrealized depreciation	(47,715)
	Futures	Interest Rate	Futures unrealized depreciation	(60,141)
			Total	$(647,742)

Aspect Enhanced
	Futures	Equity	Futures unrealized appreciation	$317,926
	Futures	Commodity	Futures unrealized appreciation	79,523
	Futures	Currency	Futures unrealized appreciation	15,641
	Futures	Interest Rate	Futures unrealized appreciation	57,599
			Total	$470,689

	Futures	Equity	Futures unrealized depreciation	$(31,591)
	Futures	Commodity	Futures unrealized depreciation	(543,043)
	Futures	Currency	Futures unrealized depreciation	(1,370)
	Futures	Interest Rate	Futures unrealized depreciation	(262,395)
			Total	$(838,399)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts	$561,739
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(478,930)
			Total	$82,809

*	The risk types relates to the positions in the underlying index, which can be found on the counterparties website or the Swap’s Top 50 holdings as referenced in the Schedule of Investments.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Hedged Equity
	Call Options Purchased	Equity	Investments in securities, at value	$35,438
	Put Options Written	Equity	Options written, at value	(14,250)
			Totals	$21,188

	Futures Contracts	Equity	Futures unrealized depreciation	$(87,648)
			Totals	$(87,648)

Millburn Hedge
	Futures Contracts	Commodity	Futures unrealized appreciation	$8,471,632
	Futures Contracts	Currency	Futures unrealized appreciation	10,952,035
	Futures Contracts	Equity	Futures unrealized appreciation	7,616,500
	Futures Contracts	Interest Rate	Futures unrealized appreciation	69,441,219
			Totals	$96,481,386

	Futures Contracts	Commodity	Futures unrealized depreciation	$(13,730,879)
	Futures Contracts	Currency	Futures unrealized depreciation	(993,331)
	Futures Contracts	Equity	Futures unrealized depreciation	(8,251,675)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(4,270,647)
			Totals	$(27,246,532)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts	$311,946,680
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(182,302,092)
			Totals	$129,644,588
Buffered Shield
	Call options purchased	Equity	Investments in securities, at value	$2,719,910
	Put options purchased	Equity	Investments in securities, at value	285,010
	Call options written	Equity	Options written, at value	(968,595)
	Put options written	Equity	Options written, at value	(504,580)
			Totals	$1,531,745

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2026, were as follows:

Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	Realized and unrealized gain (loss)
	Systematic High Income
	Options purchased	Equity	Net realized loss from options purchased	$(4,319,343)
	Options written	Equity	Net realized gain from options written	3,633,900
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	181,650
	Options written	Equity	Net change in unrealized depreciation on options written	(165,800)
	Swap Contracts	Equity/Currency/Commodity/Interest *	Net realized gain from swaps	877,243
	Swap Contracts	Equity/Currency/Commodity/Interest *	Net change in unrealized appreciation on swaps	1,143,982
			Totals	$1,351,632
	Systematic Alpha
	Swap Contracts	Equity/Currency/Commodity/Interest *	Net realized gain from swaps	$2,747,498
	Swap Contracts	Equity/Currency/Commodity/Interest *	Net change in unrealized appreciation on swaps	16,968,721
			Totals	$19,716,219
	Wel ton Advantage
	Futures	Equity	Net realized gain from futures	$4,171,832
		Commodity	Net realized gain from futures	47,510
		Currency	Net realized loss from futures	(3,251,612)
		Interest Rate	Net realized loss from futures	(4,336,588)
			Totals	$(3,368,858)

	Futures	Equity	Net change in unrealized depreciation on futures	(455,417)
		Commodity	Net change in unrealized depreciation on futures	(104,354)
		Currency	Net change in unrealized appreciation on futures	272
		Interest Rate	Net change in unrealized depreciation on futures	(85,914)
			Totals	$(645,413)

	Aspect Enhanced
	Futures	Equity	Net realized gain from futures	$5,884,144
		Commodity	Net realized gain from futures	1,344,009
		Currency	Net realized gain from futures	5,566
		Interest Rate	Net realized loss from futures	(334,443)
			Totals	$6,899,276

	Forward Contracts	Currency	Net realized gain on foreign currency transactions	$1,290,353

	Futures	Equity	Net change in unrealized depreciation on futures	(503,198)
		Commodity	Net change in unrealized depreciation on futures	(569,041)
		Currency	Net change in unrealized appreciation on futures	10,640
		Interest Rate	Net change in unrealized depreciation on futures	(214,346)
			Totals	$(1,275,945)

	Forward Contracts	Currency	Net change in unrealized depreciation on foreign currency translations	$(113,681)

	Hedged Equity
	Options purchased	Equity	Net realized loss from options purchased	$(1,017,049)
	Options written	Equity	Net realized gain from options written	649,423
	Futures	Equity	Net realized loss from futures	(122,839)
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(402,473)
	Options written	Equity	Net change in unrealized appreciation on options written	30,775
	Futures	Equity	Net change in unrealized appreciation on futures	231,038
			Totals	$(631,125)
	Millburn Hedge
	Futures	Commodity	Net realized gain from futures	$753,577
		Currency	Net realized gain from futures	36,906,654
		Equity	Net realized gain from futures	265,759,850
		Interest Rate	Net realized loss from futures	(151,951,116)
			Totals	$151,468,965

	Forward Contracts	Currency	Net realized gain on foreign currency transactions	$353,140,262

	Futures	Commodity	Net change in unrealized appreciation on futures	57,371,405
		Currency	Net change in unrealized appreciation on futures	12,239,280
		Equity	Net change in unrealized depreciation on futures	(5,895,789)
		Interest Rate	Net change in unrealized appreciation on futures	55,347,981
			Totals	$119,062,877

	Forward Contracts	Currency	Net change in unrealized appreciation on foreign currency translations	$93,306,860

	Buffered Shield
	Options purchased	Equity	Net realized gain from options purchased	$1,207,448
	Options written	Equity	Net realized gain from options written	307,805
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	265,197
	Options written	Equity	Net change in unrealized depreciation on options written	(190,322)
			Totals	$1,590,128

*	The risk types relates to the positions in the underlying index, which can be found on the counterparties website or the Swap’s Top 50 holdings as referenced in the Schedule of Investments.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

The notional value of derivative instruments outstanding as of June 30, 2026, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of June 30, 2026:

						Gross Amounts Not Offset in the
						Statements of Assets & Liabilities
Systematic High Income
		Gross Amounts of				Financial Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets		Derivatives available for Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Total Return Swap	Goldman Sachs	$1,143,982	(1)	$—	$1,143,982	$—	$—	$1,143,982
Total		$1,143,982		$—	$1,143,982	$—	$—	$1,143,982

Systematic Alpha
		Gross Amounts of				Financial Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets		Derivatives available for Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Total Return Swap	BNP Paribas	$3,778,080	(1)	$—	$3,778,080	$—	$—	$3,778,080
Total Return Swap	Goldman Sachs	449,258	(1)	(162,943)	286,315	—	—	286,315
Total Return Swap	JP Morgan	528,843	(1)	(137,636)	391,207	—	—	391,207
Total Return Swap	HSBC	371,008	(1)	—	371,008	—	—	371,008
Total		$5,127,189		$(300,579)	$4,826,610	$—	$—	$4,826,610

		Gross Amounts of				Financial Instruments	Cash Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Derivatives available for Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Total Return Swap	CIBC	$(9,206	) (1)	$—	$(9,206)	$—	$—	$(9,206)
Total Return Swap	Goldman Sachs	(162,943	) (1)	162,943	—	—	—	—
Total Return Swap	JP Morgan	(137,636	) (1)	137,636	—	—	—	—
Total		$(309,785)		$300,579	$(9,206)	$—	$—	$(9,206)

Welton Advantage
		Gross Amounts of				Financial Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets		Derivatives available for Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Futures Contracts	Morgan Stanley	$538,096		$(538,096)	$—	$—	$—	$—
Total		$538,096		$(538,096)	$—	$—	$—	$—

		Gross Amounts of				Financial Instruments	Cash Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Derivatives available for Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	Morgan Stanley	$(647,742)		$538,096	$(109,646)	$—	$—	$(109,646)
Total		$(647,742)		$538,096	$(109,646)	$—	$—	$(109,646)

Aspect Enhanced
		Gross Amounts of				Financial Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets		Derivatives available for Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Futures Contracts	J.P. Morgan	$470,689		$(470,689)	$—	$—	$—	$—
Forward Contracts	Deutsche Bank	561,739		(478,930)	82,809	—	—	82,809
Total		$1,032,428		$(949,619)	$82,809	$—	$—	$82,809

		Gross Amounts of				Financial Instruments	Cash Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Derivatives available for Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	J.P. Morgan	$(838,399)		$470,689	$(367,710)	$—	$—	$(367,710)
Forward Contracts	Deutsche Bank	(478,930)		478,930	—	$—	$—	—
Total		$(1,317,329)		$949,619	$(367,710)	$—	$—	$(367,710)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Hedged Equity
		Gross Amounts of			Financial Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	Derivatives available for Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Options	Wedbush	$35,438	$(14,250)	$21,188	$—	$—	$21,188
Total		$35,438	$(14,250)	$21,188	$—	$—	$21,188

		Gross Amounts of			Financial Instruments	Cash Collateral
Description of Liability:	Counterparty	Recognized Liabilities	Derivatives available for Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	Wedbush	$(87,648)	$—	$(87,648)	$—	$—	$(87,648)
Options	Wedbush	(14,250)	14,250	—	—	—	—
Total		$(101,898)	$14,250	$(87,648)	$—	$—	$(87,648)

Millburn Hedge
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets	Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$23,070,408	$(7,926,181)	$15,144,227	$—	$—	$15,144,227
Futures Contracts	Deutsche Bank	$12,711,013	$(610,944)	$12,100,069	$—	$—	$12,100,069
Futures Contracts	Goldman Sachs	$60,699,965	$(18,709,407)	$41,990,558	$—	$—	$41,990,558
Forward Contracts	Bank of America Merrill Lynch	$189,915,324	$(136,702,702)	$53,212,622	$—	$—	$53,212,622
Forward Contracts	Deutsche Bank	$122,031,356	$(45,599,390)	$76,431,966	$—	$—	$76,431,966
Total		$408,428,066	$(209,548,624)	$198,879,442	$—	$—	$198,879,442

		Gross Amounts of			Financial	Cash
		Recognized	Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Liabilities	Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$(7,926,181)	$7,926,181	$—	$—	$—	$—
Futures Contracts	Deutsche Bank	$(610,944)	$610,944	$—	$—	$—	$—
Futures Contracts	Goldman Sachs	$(18,709,407)	$18,709,407	$—	$—	$—	$—
Forward Contracts	Bank of America Merrill Lynch	$(136,702,702)	$136,702,702	$—	$—	$—	$—
Forward Contracts	Deutsche Bank	$(45,599,390)	$45,599,390	$—	$—	$—	$—
Total		$(209,548,624)	$209,548,624	$—	$—	$—	$—

(1)	Value as presented in the Schedule of Investments.

(2)	Excess collateral is not shown on this table.

d) Investment Companies – Aspect Enhanced, Hedged Equity, Millburn Hedge and Buffered Shield concentrate their investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Advisor and/or sub-advisor expect the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

e) Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year ended June 30, 2026, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2026, the Funds did not incur any interest or penalties. As required, the Trust officers have analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years or periods ended 2023-2025 for the Funds) or expected to be taken in 2026 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h) Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Systematic High Income	Monthly	Annually
Systematic Alpha	Monthly	Annually
Welton Advantage	Annually	Annually
Aspect Enhanced	Annually	Annually
Hedged Equity	Annually	Annually
Millburn Hedge	Annually	Annually
Buffered Shield	Annually	Annually

j) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k) Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l) Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 shares for certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2026, there were no CDSC fees paid by the shareholders of the Funds.

m) Forward Exchange Contracts – Millburn Hedge and Aspect Enhanced have entered into a foreign exchange contract agreement with Bank of America Merrill Lynch and Deutsche Bank as a part of their investment strategy. When executing forward contracts, each Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. Each Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, each Fund would incur a loss if the value of the contract decreases between the date the forward

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

contract is opened and the date the forward contract is closed. Each Fund realizes a gain if the value of the contract increases between those dates. Each Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. Each Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, forward exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

n) Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

o) Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Systematic High Income	$42,740,906	$25,623,269	$—	$—
Systematic Alpha	36,456,476	81,995,183	—	—
Welton Advantage	267,962,765	299,817,059	—	—
Aspect Enhanced	4,719,303	3,520,110	—	—
Hedged Equity	5,968,137	14,471,009	—	—
Millburn Hedge	1,014,803,084	800,437,333	7,204,892,285	6,496,182,000
Buffered Shield	—	1,267,593	—	—

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment advisor for the Funds pursuant to the terms of an investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Except for Systematic Alpha, each Fund’s investment sub-advisor is responsible for the day-to-day operations of its portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The sub-advisors are paid by the Advisor, except in the case of Millburn Hedge, whose sub-advisor is paid by the Fund on behalf of the Advisor.

The Advisor and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes;

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

underlying fund expenses; and extraordinary expenses such as regulatory and litigation expenses) do not exceed the limitation shown in the table below, and is based on the Funds’ average daily net assets.

For the year ended June 30, 2026, the Advisor waived advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

							Investment
	Investment						Advisory Fee Waived/
	Advisory	Expense Limitation					Expenses
Fund	Fee	Cl A	Cl C	CL I	C-1	Expires	Reimbursed
Systematic High	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2027	$134,223
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	N/A	10/31/2027	48,052
Welton Advantage	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2027	89,750
Aspect Enhanced	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2027	94,625
Hedged Equity	1.25%	1.74%	2.49%	1.49%	N/A	10/31/2027	130,585
Millburn Hedge	1.75%	N/A	N/A	N/A	N/A	N/A	—
Buffered Shield	1.25%	1.48%	2.23%	1.23%	N/A	10/31/2027	167,390

	Recapture Expires
	June 30,
Fund	2027	2028	2029
Systematic High	$97,182	$105,080	$134,223
Systematic Alpha	N/A	156,827	48,052
Welton Advantage	N/A	205,641	89,750
Aspect Enhanced	90,533	124,560	94,625
Hedged Equity	118,441	135,582	130,585
Millburn Hedge	N/A	N/A	N/A
Buffered Shield	183,992	173,651	167,390

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a special meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and C-1 shares. Catalyst Mutual Funds Distributors, LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutual Funds Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

For the year ended June 30, 2026, the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Systematic High Income	$28,420	$49,285	N/A
Systematic Alpha	51,835	66,545	N/A
Welton Advantage	607	4,745	N/A
Aspect Enhanced	1,440	11	N/A
Hedged Equity	1,001	15,906	N/A
Millburn Hedge	1,465,483	3,739,008	488,819
Buffered Shield	12,396	25,482	N/A

Pursuant to the Management Services Agreement between the Trust and MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the fund family level (i.e., all the funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement between the Trust and MFund the “Compliance Services Agreement”), MFund provides chief compliance officer services to the Funds. For these services, the funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each advisor and sub-advisor; and .0025% of the assets of each fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including derivatives), and its respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Systematic High Income	$17,141,326	$12,003	$(98,052)	$(86,049)
Systematic Alpha	104,476,434	3,312,169	(60,808)	3,251,361
Welton Advantage	38,207,193	384,325	(840,663)	(456,338)
Aspect Enhanced	24,918,681	255,359	(390,302)	(134,943)
Hedged Equity	9,898,465	3,051,302	(372,377)	2,678,925
Millburn Hedge	8,325,909,724	2,039,851,657	(10,126,252)	2,029,725,405
Buffered Shield	17,960,300	1,673,331	(1,163,632)	509,699

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2026 and June 30, 2025 was as follows:

For year ended	Ordinary	Long-Term	Return of
6/30/2026	Income	Capital Gains	Capital	Total
Systematic High Income	1,546,409	—	—	1,546,409
Systematic Alpha	708,947	—	—	708,947
Welton Advantage	—	—	—	—
Aspect Enhanced	—	700,225	—	700,225
Hedged Equity	—	1,278,025	—	1,278,025
Millburn Hedge	—	—	—	—
Buffered Shield	525,260	—	—	525,260

For year ended	Ordinary	Long-Term	Return of
6/30/2025	Income	Capital Gains	Capital	Total
Systematic High Income	2,661,936	—	—	2,661,936
Systematic Alpha	47,735,091	169,874	1,476,304	49,381,269
Welton Advantage	424,094	—	—	424,094
Aspect Enhanced	1,839,055	887,279	—	2,726,334
Hedged Equity	—	—	—	—
Millburn Hedge	202,201,752	—	—	202,201,752
Buffered Shield	534,174	—	—	534,174

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

As of June 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Systematic High Income	$2,220,788	$—	$(38,360)	$(996,350,128)	$—	$(86,049)	$(994,253,749)
Systematic Alpha	13,939,231	—	—	—	—	3,251,361	17,190,592
Welton Advantage	—	—	(2,758,213)	(825,499)	—	(414,780)	(3,998,492)
Aspect Enhanced	3,344,655	1,347,717	—	—	—	(141,959)	4,550,413
Hedged Equity	—	2,385,821	(60,801)	—	—	2,678,923	5,003,943
Millburn Hedge	425,210,016	359,709,539	—	—	—	2,029,793,462	2,814,713,017
Buffered Shield	191,831	—	—	(7,812,360)	(1,068,302)	509,699	(8,179,132)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on swaps, non-equity options, future contracts and forward foreign currency contracts, tax adjustments for C-Corporations, partnerships, foreign tax pass-through basis adjustments, and straddles. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Systematic High Income	—
Systematic Alpha	—
Welton Advantage	137,965
Aspect Enhanced	—
Hedged Equity	60,801
Millburn Hedge	—
Buffered Shield	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Systematic High Income	38,360
Systematic Alpha	—
Welton Advantage	2,620,248
Aspect Enhanced	—
Hedged Equity	—
Millburn Hedge	—
Buffered Shield	—

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

At June 30, 2026, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as well as capital loss carryforwards utilized as follows:

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Systematic High Income	$396,092,735	$600,257,393	$996,350,128	$—
Systematic Alpha	—	—	—	—
Welton Advantage	—	825,499	825,499	—
Aspect Enhanced	—	—	—	652,881
Hedged Equity	—	—	—	—
Millburn Hedge	—	—	—	18,231,656
Buffered Shield	4,332,523	3,479,837	7,812,360	1,491,208

During the fiscal period ended June 30, 2026, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the use of tax equalization credits and accumulated losses from the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2026 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Systematic High Income	$—	$—
Systematic Alpha	(326,743)	326,743
Welton Advantage	(416,904)	416,904
Aspect Enhanced	(911,092)	911,092
Hedged Equity	266,259	(266,259)
Millburn Hedge	41,516,939	(41,516,939)
Buffered Shield	—	—

(6)	LINE OF CREDIT

The Funds have a $200,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 20, 2027. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2026, Welton Advantage, Aspect Enhanced, and Millburn Hedge did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of Days	Interest	Average	Borrowings
	Outstanding	Outstanding	Expense (1)	Interest Rate	6/30/2026
Systematic High Income	$1,281,000	$3	$721	6.75%	$872,000
Systematic Alpha	333,000	3	187	6.75%	—
Welton Advantage	—	—	—	—	—
Aspect Enhanced	—	—	—	—	—
Hedged Equity	418,667	18	1,445	7.10%	—
Millburn Hedge	—	—	—	—	—
Buffered Shield	228,000	4	188	7.00%	—

(1)	Includes only Interest Expense for the year ended June 30, 2026 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Welton Advantage will be directly affected by the performance of the First American Treasury Obligations Fund, Class X. The performance of Aspect Enhanced will be directly affected by the performance of iShares Core U.S. Aggregate Bond ETF and the First American Treasury Obligations Fund, Class X. The performance of Hedged Equity will be directly affected by the performance of the Invesco QQQ Trust Series 1. The performance of Buffered Shield will be directly affected by the performance of the PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF. The financial statements of the First American Treasury Obligations Fund, Class X, iShares Core U.S. Aggregate Bond ETF, Invesco QQQ Trust Series1, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2026, the percentage of Welton Advantage’s net assets invested in the First American Treasury Obligations Fund, Class X was 30.1%. The percentage of Aspect Enhanced net assets invested in iShares Core U.S. Aggregate Bond ETF and the First American Treasury Obligations Fund, Class X were 41.5% and 32.3%, respectively. The percentage of Hedged Equity’s net assets invested in Invesco QQQ Trust Series 1 was 31.5%. The percentage of Buffered Shield’s net assets invested in PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF were 31.3% and 34.0%, respectively.

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Fund’s collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the year ended June 30, 2026.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
Hedged Equity*	$3,032	$3,140	3.01%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrow er: (i) deliver cash or U.S. Government securities as collateral w ith respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2026:

Gross Amounts Not Offset in the Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented
		of Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Counterparty	Assets	& Liabilities	Assets & Liabilities	Instruments (1)	Received	Net Amount
Hedged Equity
Assets Securities Loaned	US Bank	$3,032	$—	$3,032	$(3,032)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral received.

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Systematic	Systematic		Aspect	Hedged	Buffered
Owner (1)	High Income	Alpha	Welton Advantage	Enhanced	Equity	Shield
Cetera Investment SVCS	—	—	—	—	38%	—
Charles Schwab & Co.	—	—	—	—	27%	30%
Aspect Capital Limited	—	—	—	91%	—	—
Knights of Columbus	—	—	94%	—	—	—
LPL Financial	27%	27%	—	—	—	—

(1)	These owners are comprised of multiple investors and accounts.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Trust Officers have determined no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the below:

The Board determined to close Welton Advantage and all outstanding shares as of August 27, 2026 were redeemed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Catalyst Systematic High Income Fund, Catalyst Systematic Alpha Fund, Catalyst/Welton Advantage Multi-Strategy Fund, Catalyst/Aspect Enhanced Multi-Asset Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst/Millburn Hedge Strategy Fund, and Catalyst Buffered Shield Fund and
Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated (where noted) statements of assets and liabilities, including the consolidated (where noted) schedules of investments, of the Catalyst Funds listed below (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2026, the related consolidated (where noted) statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Names	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Catalyst Systematic High Income Fund (formerly, Catalyst/Warrington Strategic Program Fund), Catalyst Systematic Alpha Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst/Millburn Hedge Strategy Fund, and Catalyst Buffered Shield Fund	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026, 2025, 2024 and 2023
Catalyst/Welton Advantage Multi-Strategy Fund	For the year ended June 30, 2026	For the year ended June 30, 2026 and the period from July 1, 2024 (commencement of operations) through June 30, 2025
Catalyst/Aspect Enhanced Multi-Asset Fund	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026 and 2025 and for the period from December 28, 2023 (commencement of operations) through June 30, 2024

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

The Funds’ financial highlights for the year ended June 30, 2022 were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
August 29, 2026

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Consideration and Renewal of the Advisory Agreement between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst Systematic Alpha Fund, Catalyst Systematic High Income Fund, Catalyst Buffered Shield Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/MAP Global Balanced Fund, Catalyst Tactical Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst Enhanced Income Strategy Fund, Catalyst/Aspect Enhanced Multi-Asset Fund, and Catalyst Welton Advantage Multi Strategy Fund.

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Catalyst Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to Catalyst Systematic Alpha Fund (“Catalyst SA”), Catalyst Systematic High Income Fund (“Catalyst SHI”) , Catalyst Buffered Shield Fund (“Catalyst Shield”), Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”), Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”), Catalyst Insider Buying Fund (“Catalyst IB”), Catalyst Energy Infrastructure Fund (“Catalyst Energy”), Catalyst/MAP Global Equity Fund (“MAP Global Equity”), Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”), Catalyst Tactical Allocation Fund (“Catalyst TA”), Catalyst Dynamic Alpha Fund, (“Catalyst DA”), Catalyst Insider Income Fund (“Catalyst Insider”), Catalyst/SMH High Income Fund (“SMH High Income”), Catalyst/SMH Total Return Income Fund (“SMH Total Return”), Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”) Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”), Catalyst/Aspect Enhanced Multi-Asset Fund (“Aspect EMA”), and Catalyst/Welton Advantage Multi-Strategy Fund (“Welton AMS”) (collectively, the “Catalyst Funds”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services provided to the Catalyst Funds, comparative fee and expense information, and profitability from advising the Catalyst Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Catalyst Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Catalyst Agreement.

Nature, Extent and Quality of Services. The Board reviewed Catalyst’s officers, compliance record, and reviewed the key personnel servicing the Catalyst Funds, noting their expertise and years of experience. The Board considered that Catalyst provided oversight of the sub-advisors for many of the Catalyst Funds while also providing portfolio management services for some Catalyst Funds, oversaw each sub-advisor’s compliance and risk management programs, and analyzed and reviewed portfolio risks. The Board acknowledged that Catalyst served as the Rule 2a-5 valuation designee for the Catalyst Funds and continuously monitored liquidity requirements to ensure compliance with Rule 22e-4. The Board discussed Catalyst’s compliance program, and the observations of the Trust’s chief compliance officer related to the program. The Board noted that Catalyst coordinated with third-party service providers

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

on matters related to fund management, administration, and accounting. The Board recognized that Catalyst also provided valuation support, management of the derivatives risk management program, proxy voting and reporting, and other critical operational and regulatory functions. The Board agreed that the advisor was appropriately focused on risk management which was beneficial to the Catalyst Funds and their respective shareholders. The Board concluded that Catalyst’s services to the Funds were comprehensive, and the quality of service met the Board’s expectations.

Performance. The Board reviewed the performance for each Catalyst Fund in relation to its peer group, Morningstar category and benchmark index.

Catalyst SA: The Board discussed that Catalyst SA outperformed the supplemental index for the 1-year period but underperformed all other benchmarks during the 1-year period and all benchmarks for the 3-year period. The Board noted that Catalyst SA outperformed the Morningstar category for the 5-year period and outperformed the peer group and Morningstar category for the 10-year periods. The Board noted that the advisor attributed Catalyst SA’s recent underperformance to dramatic price swings across equities, interest rates, and commodities. The Board recognized that the 10-year performance numbers contained the performance data from the prior strategy, which was significantly different than the current strategy.

Catalyst SHI: The Board reviewed that Catalyst SHI underperformed all benchmarks for all time periods. The Board recognized that Catalyst SHI changed portfolio managers and investment strategy in late 2025. The Board noted that Catalyst SHI’s new investment strategy differed from the predecessor investment strategy.

Catalyst Shield: The Board observed that Catalyst Shield outperformed the peer group average for 1-year period but underperformed the Morningstar category. The Board noted that Catalyst Shield outperformed the Morningstar Category and peer group for the 3- and 10-year periods but underperformed both for the 5-year period. The Board noted Catalyst Shield underperformed the S&P 500 benchmark index for all time periods. The Board discussed that the advisor attributed the 1-year underperformance to the long equity bias of the equity hedge which lagged in the recent market conditions.

Millburn HS: The Board reviewed that Millburn HS trailed all benchmarks for the 1- and 3-year periods but outperformed the peer group average for the 5- and 10-year periods. The Board observed that Millburn HS’ Morningstar category, the Multi-Asset Leveraged category, was introduced in October of 2025 and did not yet provide return information. The Board noted that the Adviser explained that the Fund had performed as expected with strong positive returns during prolonged bear market environments such as 2022. The Board recognized that Millburn HS underperformed the S&P 500 for all periods, but that Millburn HS was not designed to track the S&P 500, because it was not fully allocated to equity securities.

Catalyst HE: The Board observed that Catalyst HE outperformed the peer group but trailed the Morningstar category for the 1-year period. The Board noted that the Fund significantly outperformed the peer group and Morningstar category for the 3-year period but trailed the peer group for the 5- and 10-year periods and the Morningstar category for the 5-year period. The Board recognized Catalyst HE trailed the S&P 500 and NASDAQ-100 indices for all time periods. The Board recognized that Catalyst HE changed its sub-advisor and investment strategy in October 2020 and thus the 1-, 3-, and 5-year performance numbers were the most relevant. The Board observed that Catalyst explained that Catalyst HE’s hedging strategy detracted from performance.

Catalyst IB: The Board discussed that Catalyst IB outperformed the Morningstar category for the 3-year period but trailed all other benchmarks for all other time periods. The Board noted that Catalyst explained that the recent underperformance in comparison to the S&P 500 was because, in general, executives had not purchased company stock in the top performing equity securities combined with the negative performance from the macro hedge overlay, and that the long term underperformance was still materially impacted as a result of Catalyst IB’s defensive positioning in March and April 2020 where the Fund missed a significant portion of the post Covid-19 recovery in the U.S. equity market.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Catalyst Energy: The Board discussed that Catalyst Energy trailed all benchmarks for the 1-year period and the peer group average and Morningstar category for the 3- and 5-year periods but outperformed the Solactive MLP Infrastructure Index for both periods. The Board recognized the Fund had strong returns on an absolute basis for the 3-, 5-, and 10-year periods and outperformed all benchmarks except the S&P 500 for the 10-year period. The Board noted that Catalyst attributed 1-year performance lag to poor performance of liquid natural gas companies in the Fund’s portfolio due to market concerns about an oversupply of liquid natural gas.

MAP Global Equity: The Board observed that MAP Global Equity outperformed all benchmarks for the 1-year period but trailed despite strong absolute performance all benchmarks for the 3-, 5-, and 10-year periods. The Board observed that Catalyst explained the 3-year underperformance was due to MAP Global Equity’s security selection in the Utilities, Financials, and Energy sectors while the 5-year and 10-year underperformance was due to security selection in the Energy sector.

MAP Global Balanced: The Board reviewed that MAP Global Balanced outperformed the Morningstar category for the 1-year period but underperformed all other benchmarks for all time periods. The Board discussed that the advisor attributed the underperformance to security selection and to being underweight in the Information Technology and Financial sectors.

Catalyst TA: The Board discussed that Catalyst TA outperformed all benchmarks for the 1-year period but underperformed all benchmarks for the 3- and 5-year periods. The Board noted that Catalyst TA outperformed the peer group average and Morningstar category but lagged the S&P 500 for the 10-year period. The Board acknowledged that Catalyst TA changed portfolio managers in January 2026, but that the investment strategy remained consistent. The Board observed that Catalyst explained that the Fund’s long term underperformance was due to a shift to defensive positioning in mid-2022 and 2019 in which the Fund participated in most of the drawdowns and then was defensively positioned during the equity market rebound. The Board acknowledged that both defensive shifts under the previous manager.

Catalyst DA: The Board reviewed that Catalyst DA outperformed all benchmarks for the 1-year period but trailed all benchmarks for the 3-, 5-, and 10-year periods. The Board noted that the advisor explained the strong 1-year performance was due to a risk-on rally related to AI infrastructure and data center buildout stocks. The Board discussed that the advisor attributed Catalyst DA’s underperformance to the Fund’s all capitalization investment strategy, noting that in the past several years, large cap stocks had greatly outperformed all other capitalization classes..

Catalyst Insider: The Board observed that Catalyst Insider underperformed all benchmarks for the 1-year period but outperformed the Morningstar category for all other time periods. The Board discussed that Catalyst Insider outperformed the Bloomberg US Government/Credit 1-3 Year TR Index and Bloomberg U.S. Aggregate Bond Index for the 3- and 10-year periods, but underperformed both for the 5-year period, and underperformed the peer group average for all time periods. The Board recognized that Catalyst noted that Catalyst Insider underperformed during the 1-year period because of more conservative positioning and often underperformed the peer group because it was not fully invested in high yield bonds whereas several funds in the peer group include funds fully invested in high yield bonds.

SMH High Income: The Board noted that SMH High Income outperformed all benchmarks for all time periods. The Board noted that the Fund’s concentrated portfolio allowed the Fund to act quickly and focus on unique credit investment opportunities. .

SMH Total Return: The Board discussed that SMH Total Return underperformed all benchmarks for the 1-, 3- and 5-year periods except the Morningstar category for 5-year period. The Board noted SMH Total Return outperformed the peer group and Morningstar category for the 10-year period but underperformed the S&P 500 Index. The Board

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

reviewed that the advisor explained that the 1-, 3-, and 5-year underperformance was due to the Fund’s exposure to Business Development Companies, Real Estate Investment Trusts, and private equity-oriented companies.

CIFC SSI: The Board observed that CIFC SSI outperformed the Morningstar category for the 1-year period but trailed the peer group, Bloomberg U.S. Aggregate Bond Index, S&P LSTA US Leveraged Loan Index. The Board discussed that CIFC SSI outperformed the peer group, Morningstar category, Bloomberg U.S. Aggregate Bond Index for the 3-, 5- and 10-year periods and equaled the S&P LSTA US Leveraged Loan Index for the 3-year period and underperformed the 5- and 10-year periods. The Board noted that Catalyst primarily attributed the underperformance relative to the S&P LSTA Leveraged Loan Index to structural decisions, including diversification, cash allocation for liquidity purposes, and security selection in the Healthcare, Chemicals, and business service industries. .

Catalyst EIS: The Board reviewed that Catalyst EIS underperformed all benchmarks for all time periods. The Board recognized that Catalyst explained that Catalyst EIS has continued to have significant outflows since 2022 which has forced the Fund to miss promising investment opportunities and sell portfolio positions at inopportune times in order to meet redemptions.

Aspect EMA: The Board observed that Aspect EMA outperformed the peer group and the 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index for the 1-year period but trailed the S&P 500 Index. The Board further noted that Aspect EMA outperformed the peer group but underperformed the 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index and S&P 500 Index for the since inception period. The Board recognized that the Fund’s Morningstar category, the Multi-Asset Leveraged category, was introduced in October of 2025 and did not yet provide return information. The Board acknowledged that Aspect EMA was not designed to match performance of the S&P 500 because the Fund was not fully invested in equities..

Welton-AMS: The Board discussed that Welton AMS underperformed all benchmarks for the 1- and 3-year periods but outperformed the peer group and Morningstar category for the 5-year and since inception periods. The Board recognized that the advisor attributed the underperformance to Fund’s futures sub-portfolio, and the negative effects of sudden macro geopolitical events on the Fund’s fixed income and foreign currency positions.

After further discussion, the Board concluded that the performance of each Catalyst Fund was acceptable.

Fees and Expenses. The Board discussed the advisory fee paid by each of the Catalyst Funds and compared it to the fees charged to the peer group funds, and the funds in each of the applicable Morningstar categories. The Board reviewed the expense limitation agreements in place with respect to the Catalyst Funds and discussed that Catalyst intended to renew each of those agreements with the exception of Millburn HS, which did not have an expense limitation agreement in place. The Board discussed the allocation of fees between Catalyst and the various sub-advisors, based on the sub-advisory fees paid to the sub-advisors for the applicable Catalyst Funds by Catalyst, in comparison to the level and types of services provided by Catalyst and each sub-advisor. The Board noted that the agreement between Catalyst and each sub-advisor was the product of an arm’s length negotiation..

Catalyst SA: The Board reviewed that the advisory fee was above the median and average for the peer group and Morningstar category but below the high for each. The Board added that the net expense ratio was above the median for the Morningstar category and peer group but below the average for both and was well below the highs for each.

Catalyst SHI: The Board discussed that the advisory fee of 1.75% was above the median and average fee for both the peer group and Morningstar category and equaled the highest fee for the peer group while being with the range of the Morningstar category. The Board added that the net expense ratio was also above the median and average for the peer group and Morningstar category but was below the respective high for each. The Board acknowledged

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

that Catalyst explained that Catalyst SHI’s investment strategy was unique and more complex than those of the peer group funds.

Catalyst Shield: The Board observed that the advisory fee of 1.25% was above the median and average for both the peer group and Morningstar category, but below the high for each. The Board commented that the net expense ratio of 1.35% was above the median for the peer group but below the average but was above the median and average for the Morningstar category but significantly lower than the high.

Millburn HS: The Board observed the advisory fee was above the peer group median and average and Morningstar category average but equaled for the Morningstar category median and was significantly lower than the high for the peer group. The Board noted that net expense ratio was above the median for the peer group but was below the average and was below the median and average for the Morningstar category.

Catalyst HE: The Board recognized the advisory fee was above the median and average for the peer group and Morningstar category but was within the range for each. The Board noted that the net expense ratio was also above the median and average for the peer group and Morningstar category but well below the highs for each..

Catalyst IB: The Board discussed that the advisory fee for Catalyst IB was above the median and average for the Morningstar category and peer group but below the highs for each. The Board added that the net expense ratio was above the median and average for the peer group and Morningstar category but with the range for each.

Catalyst Energy: The Board noted that the advisory fee equaled the high for both the peer group and Morningstar category. The Board discussed that the net expense ratio was higher than the median for the peer group and Morningstar but below the average for both. The Board recognized that the Fund’s investment strategy was complex and highly specialized compared to funds in the peer group and Morningstar category..

MAP Global Equity: The Board reviewed that the advisory fee equaled the high for both the peer group and Morningstar category. The Board noted that the net expense ratio was slightly above the median and average for the peer group and Morningstar category but within the range for both.

MAP Global Balanced: The Board discussed that the advisory fee was in line with the high for the peer group but was within the range for the Morningstar category. The Board noted that the Fund’s expense ratio was slightly above the median for the peer group but below the average, and above the median and averages for the Morningstar category but was significantly below the highs of each.

Catalyst TA: The Board observed that the advisory fee was above the peer group and Morningstar median and average and equaled the high for the peer group but was within the range for the Morningstar category. The Board noted that the net expense ratio was below the median and average for both peer group and Morningstar category.

Catalyst DA: The Board discussed that the advisory fee and net expense ratio was above median and average for both the peer group and Morningstar category, but also within the range of each.

Catalyst Insider: The Board observed that the advisory fee was slightly above the peer group median and average but was higher than the median and average fees for the Morningstar category. The Board recognized that the advisory fee was well within the range for the peer group and Morningstar category. The Board noted that the net expense ratio was above the median and average for the Morningstar category within the range and was below the median and average for the peer group.

SMH High Income: The Board discussed that the advisory fee was above the median and average for the peer group and Morningstar category but was well below the highs for each. The Board discussed that the net expense ratio was above the median and average but within the range for both the peer group and Morningstar category.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

SMH Total Return: The Board reviewed that the advisory fee was above the peer group and Morningstar category median and average but below the highs of each. The Board discussed that the net expense ratio was above the median and average for the peer group and Morningstar category but was well below the highs for each.

CIFC SSI: The Board observed that the advisory fee of 1.00% was greater than the high for the peer group and Morningstar category. The Board noted that the net expense ratio of 0.94% was very close to the peer group average of 0.93%, above the Morningstar category median and average, but significantly less than the highs for each. The Board recognized that CIFC SSI had an expense limitation agreement in place at 0.90% and that net advisory fees received for the prior year was 0.68% which was in line with the peer group and Morningstar category. The Board further noted that CIFC SSI was actively managed, and that Catalyst explained CIFC SSI invested in bank loans as well as other areas of the fixed income market including, asset-backed securities which required additional research and expertise..

Catalyst EIS: The Board discussed that the advisory fee of 1.50% was below the high for the Non-Traditional Bond Morningstar category of 1.60% but was above the high for the peer group of 1.25%. The Board recognized the net expense ratio of 1.51% was below the median for the peer group but above the average and above the median and average for both Morningstar categories but well below the highs for each of 1.91% and 3.18%, respectively. The Board acknowledged that Catalyst explained that with the expense limitation in place, the net earned advisory fee was 1.18% which was within the range of the peer group and both Morningstar categories. The Board agreed that it would continue to monitor the fees for Catalyst EIS..

Aspect EMA: The Board reviewed that the advisory fee was above the median and average for the peer group but well below the high and above the average but in line with the median for the Morningstar category. The Board noted that the net expense ratio was in line with the Morningstar category median and well below the average and above the median but below the average for the peer group.

Welton AMS: The Board noted that the advisory fee was above the median and average for both the peer group and Morningstar category but with the range for each. The Board discussed that the net expense ratio was above the median for the peer group and Morningstar category but below the average for each.

The Board concluded that based on the complexity of some of the Catalyst Funds and the services provided to each of the Funds by Catalyst, the advisory fee paid by each of the Catalyst Funds to Catalyst was not unreasonable.

Profitability. The Board reviewed the financial information provided by Catalyst and included in the Meeting Materials and discussed Catalyst’s profitability from its services to each of the Catalyst Funds. The Board recognized that Catalyst also benefited from the soft dollar arrangements with the Catalyst Funds’ brokers. The Board noted that Catalyst operated Catalyst IB and MAP Global Balanced at a loss, thus excessive profitability was not an issue. The Board discussed that the other Catalyst Funds all earned a profit for Catalyst and discussed the level of profit of each Fund in actual dollars and as a percent of revenue. The Board further discussed the profit percentages for Catalyst SA, Millburn HS, and Catalyst Energy noting that the expenses were calculated as a percentage of assets under management for each Catalyst Fund when direct expense allocation was not reasonably possible and that the profit analysis did not include compensation for certain employees who were owners of the advisor. The Board agreed that if these figures were included the net profit would be lower. After further discussion, the Board determined profits were not excessive.

Economies of Scale. The Board recognized that the advisory agreement with Catalyst did not include breakpoints reducing the fee rate on assets based on certain specified levels. The Board noted that the shareholders of most of the Catalyst Funds received a benefit from the expense limitation agreements in place. The Board discussed the additional benefits that could be provided to shareholders if the Catalyst Funds reached asset levels that provide material economies of scale and determined it would review break points again as the Catalyst Funds increased

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

AUM. The Board agreed that it was unlikely any Catalyst Fund had reached such levels and to revisit the issue of breakpoints at the Catalyst Agreement’s next renewal.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Catalyst Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Catalyst Agreement was in the best interests of each Catalyst Fund and its respective shareholders.

Consideration and Renewal of the Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Welton Investment Partners LLC with respect to Catalyst/Welton Advantage Multi-Strategy Fund

In connection with a meeting held on May 13, 14 and May 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Welton Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Welton Investment Partners LLC (“Welton”) with respect to Catalyst/Welton Advantage Multi-Strategy Fund (“Welton AMS”).

The Board examined Welton’s responses to a series of questions regarding, among other things, the sub-advisory services provided to Welton AMS, comparative fee and expense information, and profitability from sub-advising Welton AMS. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Welton Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Welton Agreement.

Nature, Extent and Quality of Services: The Board reviewed the experience and credentials of Welton’s key personnel involved in servicing Welton AMS, noting that Welton’s CCO had changed since the initial approval, but the prior CCO remained at the firm to assist with the transition. The Board discussed that Welton provided in-depth analysis along with a systematic and quantitative investment approach. The Board noted that Welton provided detailed assessment of its investment approach and strategy in managing Welton AMS’ portfolio. The Board noted that Welton had robust cyber security procedures in place and a strong compliance program. The Board reviewed that Welton utilized several automated procedures to ensure compliance with trading policies and Fund investment restrictions. The Board observed that Welton reported no material compliance issues or litigation since the initial approval of the Welton Agreement. The Board concluded that the services provided by Welton to Welton AMS were satisfactory.

Performance: The Board discussed that Welton AMS underperformed all benchmarks for the 1- and 3-year periods but outperformed the peer group and Morningstar category for the 5-year and since inception periods. The Board recognized that Welton attributed the underperformance to the Fund’s investment in futures, and the negative effects of sudden macro geopolitical events on the Fund’s fixed income and foreign currency positions. The Board agreed that the Fund’s performance was acceptable based on the Fund’s mandate.

Fees and Expenses: The Board observed that Welton received 50% of the net advisory fee of 1.75% and 100% of the net advisory fee earned on assets Welton initially brought into the Fund. The Board noted that the sub-advisory fees charged to Welton were lower than the fees Welton charged to other similar accounts. The Board discussed the allocation of fees between the advisor and Welton relative to their respective duties and other factors and agreed the allocation was appropriate. The Board concluded that the sub-advisory fee charged with respect to Welton was not unreasonable.

Profitability: The Board recognized that Welton earned a modest profit from providing services to the Fund. The Board noted that Welton allocated its expenses based on its estimated use of resources dedicated to Welton AMS. After further discussion, the Board concluded that excess profitability was not a concern.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Economies of Scale: The Board considered whether Welton AMS had reached the size that Welton benefited from economies of scale. The Board acknowledged economies of scale were an issue primarily considered by the Board when evaluating the advisory agreement. The Board agreed it was unlikely that Welton benefited from any meaningful economies of scale at current asset levels.

Conclusion. Having requested and received such information from Welton as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Welton Agreement was in the best interests of Welton AMS and its future shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Aspect Capital Limited with respect to Catalyst/Aspect Enhanced Multi-Asset Fund.

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Aspect Capital Limited (“Aspect”) (the “Aspect Agreement”) with respect to Catalyst/Aspect Enhanced Multi-Asset Fund (“Aspect EMA”).

The Board examined Aspect’s responses to a series of questions regarding, among other things, its sub-advisory services to be provided to Aspect EMA, comparative fee and expense information, and profitability from managing Aspect EMA. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Aspect Agreement, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the renewal of the Aspect Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel involved in servicing Aspect EMA, noting that Aspect had promoted a new Chief Investment Officer since the last renewal of the Aspect Agreement. The Board discussed that Aspect utilized a systematic and quantitative approach which included extensive research and analysis of potential portfolio companies and consistently reviewing and updating Aspect’s investment modeling programs. The Board noted that Aspect continuously monitored portfolio risk through VaR calculations and a systematic method of portfolio construction. The Board observed that Aspect’s compliance program monitored transactions and conducted various tests on the portfolio to ensure compliance with Trust and Fund limitations. The Board acknowledged that there were no material compliance issues or litigation since the last renewal of the Aspect Agreement. The Board concluded that the services provided by Aspect to Aspect EMA were satisfactory.

Performance. The Board observed that Aspect EMA outperformed the peer group and the 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index for the 1-year period but trailed the S&P 500 Index. The Board further noted that Aspect EMA outperformed the peer group but underperformed the 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index and S&P 500 Index. The Board recognized that the Fund’s Morningstar category, the Multi-Asset Leveraged category, was introduced in October of 2025 and did not yet provide return information. The Board acknowledged that Aspect EMA was not designed to match performance of the S&P 500 because the Fund was not fully invested in equities.

Fees and Expenses. The Board reviewed that the advisory fee for Aspect EMA was 1.75% and that Aspect received 50% of the net advisory fee, except for investments made in Aspect EMA by Aspect or its employees or affiliates, in which case 100% of the net advisory fee was paid to Aspect. After further discussion, the Board concluded that the sub-advisory fee charged with respect to Aspect EMA was not unreasonable.

Profitability. The Board discussed the financial information provided by Aspect. The Board noted that Aspect earned a reasonable profit from sub-advising Aspect EMA and that Aspect allocated expenses based upon estimated time spent servicing the Fund. After further discussion, the Board determined that Aspect’s profit in connection with Aspect EMA was not excessive.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Economies of Scale. The Board discussed whether Aspect EMA had reached the size that Aspect benefited from economies of scale. The Board recognized economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board agreed it was unlikely that Aspect benefitted from any meaningful economies of scale at current asset levels.

Conclusion. Having requested and received such information from Aspect as the Board believed to be reasonably necessary to evaluate the terms of the Aspect Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Aspect Agreement was in the best interests of Aspect EMA and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Equity Armor Investments, LLC with respect to Catalyst Nasdaq-100 Hedged Equity Fund

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “EA Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Equity Armor Investments, LLC (“Equity Armor”) with respect to Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”).

The Board examined Equity Armor’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Catalyst HE, comparative fee and expense information, and profitability from sub-advising Catalyst HE. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Equity Armor Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Equity Armor.

Nature, Extent and Quality of Services. The Board observed that there had been no changes to the key personnel at Equity Armor who serviced Catalyst HE. The Board noted that Equity Armor conducted analysis of potential securities, operated investment models to review the investment strategy on a continual basis and used live screening to track changes in Catalyst HE’s holdings. The Board discussed that Equity Armor utilized its EAVOL and Hedged NASDAQ-100 Index Strategy to implement Catalyst HE’s investment strategy. The Board reviewed that Equity Armor employed continuous monitoring to ensure compliance with sector weightings and other Fund and Trust investment restrictions. The Board determined that the nature, extent and quality of services provided by Equity Armor was adequate.

Performance. The Board observed that Catalyst HE outperformed the peer group but trailed the Morningstar category for the 1-year period. The Board noted that the Fund significantly outperformed the peer group and Morningstar category for the 3-year period but trailed the peer group and the Morningstar category for the 5-year period. The Board discussed Catalyst HE trailed the S&P 500 and NASDAQ-100 indices for all time periods and considered the relevance of those benchmarks in light of the Fund’s strategy. The Board recognized that Catalyst HE changed its sub-advisor and investment strategy in October 2020 and thus the 1-, 3-, and 5-year performance numbers were the most relevant. The Board observed that Equity Armor explained that Catalyst HE’s hedging strategy detracted from performance in recent years. It was the consensus to the Board that the Fund’s performance was acceptable.

Fees and Expenses. The Board noted that Equity Armor received 50% of the net advisory fee of 1.25%. The Board reviewed the allocation of fees between the advisor and Equity Armor relative to their respective duties and other factors and agreed the allocation for Catalyst HE was appropriate. The Board concluded that the sub-advisory fee charged with respect to Catalyst HE was not unreasonable.

Profitability. The Board observed that Equity Armor earned a small profit from sub-advising Catalyst HE. The Board concluded that excessive profitability was not an issue for this time.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Economies of Scale. The Board discussed whether Catalyst HE had reached the size where Equity Armor benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board agreed that, based on the current size of Catalyst HE, it was unlikely that Equity Armor currently benefitted from any meaningful economies of scale.

Conclusion. Having requested and received such information from Equity Armor as the Board believed to be reasonably necessary to evaluate the terms of the EA Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the EA Agreement was in the best interests of Catalyst HE and its shareholders.

Consideration and Renewal of the Sub-Advisory Agreements between Catalyst Capital Advisors, LLC, and Millburn Ridgefield Corporation with respect to the Catalyst/Millburn Hedge Strategy Fund

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust, (the “Trust”) including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement (the “Millburn Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Millburn Ridgefield Corporation (“Millburn”) with respect to Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”).

The Board examined Millburn’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Millburn HS, comparative fee and expense information, and profitability from sub-advising Millburn HS. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Millburn Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Millburn Agreement.

Nature, Extent and Quality of Services. The Board reviewed the personnel involved in servicing Millburn HS, noting there were no changes to the portfolio management team. The Board discussed that Millburn conducted extensive research and analysis to determine investments for Millburn HS. The Board noted that Millburn used an array of technology and provided trade order entry services for Millburn HS. The Board noted that Millburn conducted cybersecurity training and had improved its cybersecurity protections over the prior year. The Board acknowledged that Millburn reported no material compliance issues or material litigation. The Board concluded that Millburn could be expected to continue providing quality services to the Millburn Funds.

Performance. The Board reviewed that Millburn HS trailed all benchmarks for the 1- and 3-year periods but outperformed the peer group average for the 5- and 10-year periods. The Board observed that Millburn HS’ Morningstar category, the Multi-Asset Leveraged category, was introduced in October of 2025 and did not yet provide return information. The Board recognized that Millburn explained that the Fund had performed as expected with strong positive returns during prolonged bear market environments such as 2022. The Board observed that Millburn HS underperformed the S&P 500 for all periods, but that Millburn HS was not designed to track the S&P 500, because it was not fully allocated to equity securities.

Fees and Expenses. The Board reviewed that the advisory fee for Millburn HS was 1.75% and that Millburn received 50% of the net advisory fee, except for any investments made in Millburn HS by Millburn or its employees or affiliates, in which case 100% of the net advisory fee was paid to Millburn. After further discussion, the Board determined that the sub-advisory fee charged with respect to Millburn HS was not unreasonable.

Profitability. The Board noted that Millburn earned a reasonable profit from sub-advising Millburn HS. The Board discussed that Millburn allocated its expenses based on average risk adjusted assets managed by Millburn along with certain direct costs on sub-advising Millburn HS, calculated by Millburn. After further discussion, the Board concluded that excess profitability was not a concern.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Economies of Scale. The Board discussed whether Millburn HS had reached the size that Millburn benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board concluded it was unlikely that Millburn benefitted from any meaningful economies of scale at current asset levels.

Conclusion. Having requested and received such information from Millburn as the Board believed to be reasonably necessary to evaluate the terms of the Millburn Agreement, and as assisted by the advice and guidance of counsel, the Board determined that renewal of the Millburn Agreement was in the best interests of Millburn HS and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Exceed Advisory, LLC with respect to Catalyst Buffered Shield Fund

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Exceed Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Exceed Advisory LLC (“Exceed”) with respect to Catalyst Buffered Shield Fund (“Catalyst Shield”).

The Board examined Exceed’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Catalyst Shield, comparative fee and expense information, and profitability from sub-advising Catalyst Shield. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Exceed Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Exceed Agreement.

Nature, Extent and Quality of Services. The Board observed that Exceed utilized internal software and controls to monitor compliance related matters for Catalyst Shield, including sector exposure and to ensure it met diversification and concentration requirements. The Board discussed that Exceed provided the research and analysis for investment decisions and executed trades on behalf of Catalyst Shield. The Board noted that Exceed used a proprietary investment methodology to make investment decisions and manage Catalyst Shield’s risk. The Board concluded that the nature, extent and quality of services provided by Exceed to Catalyst Shield was satisfactory.

Performance. The Board reviewed that Catalyst Shield outperformed the peer group average for 1-year period but underperformed the Morningstar category. The Board noted that Catalyst Shield outperformed the Morningstar Category and peer group for the 3- and 10-year periods but underperformed both for the 5-year period. The Board noted Catalyst Shield underperformed the S&P 500 benchmark index for all time periods but recognized that Exceed attributed the 1-year underperformance to the long equity bias of the equity hedge which lagged in the current market.

Fees and Expenses. The Board observed that Exceed received a maximum sub-advisory fee of 0.675%, or 50% of the net advisory fee paid to Catalyst. The Board discussed the fee split between Catalyst and Exceed in relation to the responsibilities of each party and concluded that the sub-advisory fee received by Exceed for Catalyst Shield was not unreasonable.

Profitability. The Board observed that Exceed sub-advised Catalyst Shield at a loss and therefore excessive profitability was not a concern.

Economies of Scale. The Board considered whether Catalyst Shield had reached the size where Exceed benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board agreed that, based on the current level of assets for Catalyst Shield, it was unlikely that Exceed was benefitting from any meaningful economies of scale.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Conclusion. Having requested and received such information from Exceed as the Board believed to be reasonably necessary to evaluate the terms of the Exceed Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Exceed Agreement was in the best interests of Catalyst Shield and its shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a)

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

Michael Schoonover

By /s/ Michael Schoonover
Principal Executive Officer/President
Date: 9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 9/2/2026

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 9/2/2026